UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-08481

Columbia Funds Variable Insurance Trust I
(Exact name of registrant as specified in charter)

225 Franklin Street, Boston, Massachusetts			02110
(Address of principal executive offices)			(Zip code)

Scott R. Plummer 5228 Ameriprise Financial Center Minneapolis, MN 55474
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-612-671-1947

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2011

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

Columbia Variable Portfolio – High Income Fund

Semiannual Report for the Period Ended June 30, 2011

Not FDIC insured • No bank guarantee • May lose value

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

Performance Information

Columbia Variable Portfolio – High Income Fund / June 30, 2011

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your insurance company.

Performance results reflect any fee waivers or reimbursements of fund expenses by the Investment Manager and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any.

Performance results reflect all fund expenses, but do not include any fees and expenses imposed under your variable annuity or life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.

Average annual total return as of June 30, 2011 (%)

	(cumulative) 6-month	1-year	5-year	10-year
Class 1 (07/07/00)	4.08	11.71	6.95	8.45
Class 2 (05/01/06)	4.08	11.66	6.88	8.42
Credit Suisse First Boston (CSFB) High Yield Index	4.84	14.59	8.68	9.17

Inception date of share class is in parentheses.

Net asset value per share ($)	12/31/10	06/30/11
Class 1	10.06	10.47
Class 2	10.05	10.46

The Credit Suisse First Boston (CSFB) High Yield Index is a broad-based index that tracks the performance of high-yield bonds.

The returns shown for Class 2 shares (formerly Class B shares) include the return of the fund's Class 1 shares (formerly Class A – the oldest existing share class) for periods prior to May 1, 2006, the date on which Class 2 shares were first offered by the Fund. The returns shown for Class 2 shares have not been restated to reflect any expense differential, such as distribution (Rule 12b-1) fees, between Class 1 shares and Class 2 shares. If differences in expenses were reflected, the returns shown for Class 2 shares for the periods prior to May 1, 2006 would be lower.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the fund may not match those in an index.

Understanding Your Expenses

Columbia Variable Portfolio – High Income Fund / June 30, 2011

As a Variable Portfolio fund shareholder, you incur ongoing costs, which generally include investment advisory fees, distribution (Rule 12b-1) fees for Class 2 shares and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class of the fund during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "Hypothetical" column for each share class assumes that the return each year is 5% before expenses and is calculated based on the fund's actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this period.

Estimating your actual expenses by share class

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

1. Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2. In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "Actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

01/01/11 – 06/30/11	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	1,040.80	1,021.82	3.04	3.01	0.60
Class 2	1,000.00	1,000.00	1,040.80	1,021.52	3.34	3.31	0.66

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

Had the Investment Manager and/or any of its affiliates not waived fees or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the share class of the fund. As a shareholder of the fund, you do not incur any transaction costs, such as sales charges, redemption fees or exchange fees. Expenses paid during the period do not include any insurance charges imposed by your insurance company's separate accounts.

The hypothetical examples provided are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds whose shareholders may incur transaction costs.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees, that may be incurred by shareholders of other funds. Expenses paid during the period do not include any insurance charges imposed by your insurance company's separate accounts.

Investment Portfolio

Columbia Variable Portfolio – High Income Fund / June 30, 2011 (Unaudited)

	Par	Value
CORPORATE FIXED-INCOME BONDS & NOTES—96.5%
Basic Materials—6.7%
Chemicals—3.6%
Agricultural Chemicals—0.9%
CF Industries, Inc. 6.875% 05/01/18	$320,000	$360,800
7.125% 05/01/20	1,190,000	1,380,400
		1,741,200
Chemicals – Diversified—1.6%
Chemtura Corp. 7.875% 09/01/18	217,000	227,308
Koppers, Inc. 7.875% 12/01/19	565,000	603,137
Lyondell Chemical Co. 8.000% 11/01/17 (a)	1,148,000	1,282,890
NOVA Chemicals Corp. 3.542% 11/15/13 (11/15/11) (b)(c)	525,000	521,062
8.375% 11/01/16	475,000	522,500
		3,156,897
Chemicals – Plastics—0.3%
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance ULC 8.875% 02/01/18	458,000	476,320
Chemicals – Specialty—0.8%
Nalco Co. 6.625% 01/15/19 (a)	940,000	963,500
Rain CII Carbon LLC & CII Carbon Corp. 8.000% 12/01/18 (a)	570,000	608,475
		1,571,975
Forest Products & Paper—1.2%
Paper & Related Products—1.2%
Cascades, Inc. 7.750% 12/15/17	555,000	578,588
7.875% 01/15/20	500,000	520,625
Verso Paper Holdings LLC/Verso Paper, Inc. 8.750% 02/01/19 (a)	986,000	877,540
Xerium Technologies, Inc. 8.875% 06/15/18 (a)	435,000	435,000
		2,411,753
Iron/Steel—0.4%
Steel – Producers—0.4%
JMC Steel Group 8.250% 03/15/18 (a)	384,000	389,760
United States Steel Corp. 7.000% 02/01/18	426,000	430,260
		820,020
Metals & Mining—1.5%
Diversified Minerals—1.1%
FMG Resources August 2006 Pty Ltd. 6.375% 02/01/16 (a)	372,000	371,070
6.875% 02/01/18 (a)	614,000	623,210
7.000% 11/01/15 (a)	1,188,000	1,211,400
		2,205,680

	Par	Value
Metal – Aluminum—0.4%
Novelis, Inc. 8.750% 12/15/20	$670,000	$723,600
Communications—22.8%
Media—10.7%
Broadcast Services/Programs—1.1%
Clear Channel Worldwide Holdings, Inc. 9.250% 12/15/17	2,030,000	2,212,700
Cable TV—5.2%
AMC Networks, Inc. 7.750% 07/15/21 (a)	703,000	734,635
CCO Holdings LLC/CCO Holdings Capital Corp. 7.000% 01/15/19	480,000	494,400
8.125% 04/30/20	1,681,000	1,823,885
Cequel Communications Holdings I LLC & Cequel Capital Corp. 8.625% 11/15/17 (a)	1,105,000	1,149,200
CSC Holdings LLC 8.625% 02/15/19	1,115,000	1,257,162
DISH DBS Corp. 6.750% 06/01/21 (a)	64,000	65,600
7.875% 09/01/19	1,740,000	1,877,025
Insight Communications Co., Inc. 9.375% 07/15/18 (a)	976,000	1,071,160
Videotron Ltee 6.375% 12/15/15	1,475,000	1,521,094
		9,994,161
Multimedia—0.3%
Lamar Media Corp. 9.750% 04/01/14	495,000	571,725
Publishing – Periodicals—0.3%
RR Donnelley & Sons Co. 7.250% 05/15/18	279,000	279,000
7.625% 06/15/20	349,000	344,918
Ziff Davis Media, Inc. PIK, 11.500% 07/15/11 (d)	68,749	1,794
		625,712
Radio—1.5%
Cumulus Media, Inc. 7.750% 05/01/19 (a)	134,000	129,310
Salem Communications Corp. 9.625% 12/15/16	1,286,000	1,355,123
XM Satellite Radio, Inc. 7.625% 11/01/18 (a)	1,420,000	1,483,900
		2,968,333
Television—2.3%
Belo Corp. 8.000% 11/15/16	1,080,000	1,179,900
Entravision Communications Corp. 8.750% 08/01/17	370,000	382,950

See Accompanying Notes to Financial Statements.

Investment Portfolio (continued)

Columbia Variable Portfolio – High Income Fund / June 30, 2011 (Unaudited)

	Par	Value
Sinclair Television Group, Inc. 9.250% 11/01/17 (a)	$1,717,000	$1,880,115
Univision Communications, Inc. 7.875% 11/01/20 (a)	930,000	953,250
		4,396,215
Telecommunication Services—12.1%
Cellular Telecommunications—4.1%
Clearwire Communications LLC/ Clearwire Finance, Inc. 12.000% 12/01/15 (a)	315,000	338,625
Cricket Communications, Inc. 7.750% 05/15/16	500,000	530,000
7.750% 10/15/20 (a)	351,000	343,103
MetroPCS Wireless, Inc. 6.625% 11/15/20	1,155,000	1,143,450
NII Capital Corp. 7.625% 04/01/21	430,000	449,350
Sprint Capital Corp. 6.875% 11/15/28	565,000	535,338
6.900% 05/01/19	1,179,000	1,214,370
Sprint Nextel Corp. 8.375% 08/15/17	1,355,000	1,488,806
Wind Acquisition Finance SA 7.250% 02/15/18 (a)	1,812,000	1,893,540
		7,936,582
Media—1.2%
Nielsen Finance LLC/Nielsen Finance Co. 7.750% 10/15/18 (a)	590,000	619,500
Quebecor Media, Inc. 7.750% 03/15/16	1,635,000	1,690,181
9.750% 01/15/49 (d)	1,855,000	96,460
		2,406,141
Satellite Telecommunications—1.0%
EH Holding Corp. 6.500% 06/15/19 (a)	798,000	811,965
Intelsat Jackson Holdings SA 7.250% 04/01/19 (a)	580,000	575,650
7.500% 04/01/21 (a)	495,000	491,906
		1,879,521
Telecommunication Equipment—0.1%
CommScope, Inc. 8.250% 01/15/19 (a)	166,000	170,980
Telecommunication Services—1.7%
CC Holdings GS V LLC/Crown Castle GS III Corp. 7.750% 05/01/17 (a)	832,000	900,640
Goodman Networks, Inc. 12.125% 07/01/18 (a)	427,000	422,730
PAETEC Holding Corp. 8.875% 06/30/17	1,075,000	1,128,750
tw telecom holdings, inc. 8.000% 03/01/18	360,000	383,850
West Corp. 7.875% 01/15/19 (a)	565,000	550,875
		3,386,845

	Par	Value
Telephone – Integrated—3.8%
Centurylink, Inc. 6.450% 06/15/21	$1,690,000	$1,670,682
Cincinnati Bell, Inc. 8.250% 10/15/17	955,000	959,775
Frontier Communications Corp. 8.500% 04/15/20	1,129,000	1,230,610
Integra Telecom Holdings, Inc. 10.750% 04/15/16 (a)	240,000	243,000
Level 3 Escrow, Inc. 8.125% 07/01/19 (a)	800,000	804,000
Level 3 Financing, Inc. 9.375% 04/01/19 (a)	936,000	975,780
Qwest Corp. 8.875% 03/15/12	391,000	411,528
Windstream Corp. 7.750% 10/15/20	955,000	1,000,362
		7,295,737
Wireless Equipment—0.2%
SBA Telecommunications, Inc. 8.250% 08/15/19	355,000	379,850
Consumer Cyclical—10.6%
Airlines—0.0%
Airlines—0.0%
Northwest Airlines, Inc. 7.625% 11/15/23 (e)	500,000	625
7.875% 03/15/13 (e)	944,300	4,816
8.700% 03/15/49 (e)	35,000	178
8.875% 06/01/49 (e)	405,100	2,066
10.000% 02/01/49 (e)	2,035,600	10,382
		18,067
Auto Manufacturers—0.9%
Auto – Cars/Light Trucks—0.4%
Chrysler Group LLC/CG Co-Issuer, Inc. 8.000% 06/15/19 (a)	221,000	216,028
8.250% 06/15/21 (a)	627,000	616,027
		832,055
Auto – Medium & Heavy Duty Trucks—0.5%
Oshkosh Corp. 8.250% 03/01/17	244,000	261,690
8.500% 03/01/20	601,000	650,582
		912,272
Auto Parts & Equipment—2.4%
Auto/Truck Parts & Equipment – Original—2.4%
Collins & Aikman Products Co. 12.875% 08/15/12 (a)(d)(f)	620,000	62
Dana Holding Corp. 6.500% 02/15/19	145,000	143,913
6.750% 02/15/21	1,158,000	1,146,420
Delphi Corp. 5.875% 05/15/19 (a)	255,000	252,450
6.125% 05/15/21 (a)	170,000	169,150

See Accompanying Notes to Financial Statements.

Investment Portfolio (continued)

Columbia Variable Portfolio – High Income Fund / June 30, 2011 (Unaudited)

	Par	Value
International Automotive Components Group SL 9.125% 06/01/18 (a)	$142,000	$145,195
Lear Corp. 8.125% 03/15/20	1,471,000	1,592,357
8.750% 12/01/16 (d)	595,000	893
Tenneco, Inc. 7.750% 08/15/18	375,000	392,812
Visteon Corp. 6.750% 04/15/19 (a)	957,000	918,720
		4,761,972
Entertainment—1.6%
Casino Services—0.1%
Tunica-Biloxi Gaming Authority 9.000% 11/15/15 (a)	248,000	247,380
Gambling (Non-Hotel)—0.0%
San Pasqual Casino 8.000% 09/15/13 (a)	40,000	39,600
Motion Pictures & Services—0.0%
United Artists Theatre Circuit, Inc. 9.300% 07/01/15 (d)	32,669	32,750
Racetracks—0.6%
Penn National Gaming, Inc. 8.750% 08/15/19	166,000	180,525
Speedway Motorsports, Inc. 6.750% 02/01/19	479,000	477,803
8.750% 06/01/16	420,000	454,650
		1,112,978
Theaters—0.9%
AMC Entertainment, Inc. 8.750% 06/01/19	750,000	791,250
Cinemark USA, Inc. 7.375% 06/15/21 (a)	119,000	118,108
National CineMedia LLC 7.875% 07/15/21 (a)	497,000	505,076
Regal Cinemas Corp. 8.625% 07/15/19	270,000	283,500
		1,697,934
Home Builders—0.4%
Building – Residential/Commercial—0.4%
Shea Homes LP/Shea Homes Funding Corp. 8.625% 05/15/19 (a)	700,000	689,500
Home Furnishings—0.2%
Home Furnishings—0.2%
Norcraft Companies LP/Norcraft Finance Corp. 10.500% 12/15/15	306,000	310,590
Housewares—0.4%
Housewares—0.4%
Libbey Glass, Inc. 10.000% 02/15/15	652,000	707,420

	Par	Value
Lodging—2.9%
Casino Hotels—2.5%
Caesars Entertainment Operating Co, Inc. 11.250% 06/01/17	$391,000	$431,566
MGM Resorts International 9.000% 03/15/20	2,048,000	2,242,560
Seminole Indian Tribe of Florida 6.535% 10/01/20 (a)	1,260,000	1,193,510
7.750% 10/01/17 (a)	500,000	517,500
Seneca Gaming Corp. 8.250% 12/01/18 (a)	455,000	469,788
		4,854,924
Hotels & Motels—0.4%
ITT Corp. 7.375% 11/15/15	420,000	475,650
Starwood Hotels & Resorts Worldwide, Inc. 6.750% 05/15/18	210,000	232,575
		708,225
Office Furnishings—0.3%
Office Furnishings – Original—0.3%
Interface, Inc. 7.625% 12/01/18	660,000	686,400
Retail—1.5%
Retail – Apparel/Shoe—0.2%
Limited Brands, Inc. 6.625% 04/01/21	370,000	378,325
Retail – Automobiles—0.3%
Asbury Automotive Group, Inc. 3.000% 09/15/12	480,000	479,400
8.375% 11/15/20 (a)	85,000	86,488
		565,888
Retail – Drug Stores—0.3%
Rite Aid Corp. 8.000% 08/15/20	555,000	598,012
Retail – Mail Order—0.5%
QVC, Inc. 7.375% 10/15/20 (a)	920,000	970,600
Retail – Toy Store—0.2%
Toys R Us, Inc. 7.375% 10/15/18	489,000	474,941
Consumer Non-Cyclical—11.8%
Beverages—0.8%
Beverages – Non-Alcoholic—0.8%
Cott Beverages, Inc. 8.125% 09/01/18	545,000	570,888
8.375% 11/15/17	925,000	968,937
		1,539,825
Beverages – Wine/Spirits—0.0%
Constellation Brands, Inc. 7.250% 05/15/17	47,000	51,113

See Accompanying Notes to Financial Statements.

Investment Portfolio (continued)

Columbia Variable Portfolio – High Income Fund / June 30, 2011 (Unaudited)

	Par	Value
Biotechnology—0.1%
Medical – Biomedical/Gene—0.1%
STHI Holding Corp. 8.000% 03/15/18 (a)	$198,000	$200,970
Commercial Services—3.8%
Commercial Services—0.2%
ARAMARK Holdings Corp. PIK, 8.625% 05/01/16 (a)	441,000	448,718
Commercial Services – Finance—0.6%
Cardtronics, Inc. 8.250% 09/01/18	93,000	99,510
Interactive Data Corp. 10.250% 08/01/18 (a)	880,000	957,000
		1,056,510
Human Resources—0.1%
CDRT Merger Sub, Inc. 8.125% 06/01/19 (a)	215,000	215,000
Rental Auto/Equipment—2.8%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 8.250% 01/15/19	541,000	547,762
Hertz Corp. 6.750% 04/15/19 (a)	395,000	391,050
7.375% 01/15/21 (a)	418,000	423,225
7.500% 10/15/18 (a)	890,000	910,025
Neff Rental LLC/Neff Finance Corp. 9.625% 05/15/16 (a)	739,000	702,050
RSC Equipment Rental Inc./RSC Holdings III LLC 8.250% 02/01/21	290,000	288,550
United Rentals North America, Inc. 9.250% 12/15/19	1,965,000	2,151,675
		5,414,337
Security Services—0.1%
Garda World Security Corp. 9.750% 03/15/17 (a)	146,000	156,950
Food—0.1%
Food – Dairy Products—0.1%
Dean Foods Co. 9.750% 12/15/18 (a)	263,000	279,438
Health Care Equipment & Services—0.4%
Advertising Services—0.4%
inVentiv Health, Inc. 10.000% 08/15/18 (a)	711,000	700,335
Healthcare Products—0.1%
Medical Products—0.1%
Hanger Orthopedic Group, Inc. 7.125% 11/15/18	278,000	287,035
Healthcare Services—3.0%
Dialysis Centers—0.3%
Fresenius Medical Care US Finance, Inc. 5.750% 02/15/21 (a)	730,000	706,275

	Par	Value
Medical Labs & Testing Services—0.1%
American Renal Holdings Co., Inc. 8.375% 05/15/18	$249,000	$253,669
Medical – Hospitals—2.3%
Community Health Systems, Inc. 8.875% 07/15/15	326,000	335,780
HCA, Inc. 6.750% 07/15/13	115,000	119,888
7.250% 09/15/20	2,675,000	2,872,281
Tenet Healthcare Corp. 8.000% 08/01/20	233,000	236,786
8.875% 07/01/19	330,000	364,237
Vanguard Health Holding Co. II, LLC/Vanguard Holding Co. II, Inc. 7.750% 02/01/19	388,000	392,850
8.000% 02/01/18	120,000	123,900
		4,445,722
Physical Therapy/Rehab Centers—0.3%
Healthsouth Corp. 7.750% 09/15/22	91,000	95,891
8.125% 02/15/20	390,000	419,250
		515,141
Household Products/Wares—1.6%
Consumer Products – Miscellaneous—1.6%
Central Garden & Pet Co. 8.250% 03/01/18	965,000	996,362
Jarden Corp. 7.500% 05/01/17	645,000	672,413
Spectrum Brands Holdings, Inc. 9.500% 06/15/18 (a)	1,220,000	1,354,200
		3,022,975
Pharmaceuticals—1.9%
Medical-Drugs—1.2%
ConvaTec Healthcare E SA 10.500% 12/15/18 (a)	882,000	912,870
Endo Pharmaceuticals Holdings, Inc. 7.000% 07/15/19 (a)	91,000	93,275
7.250% 01/15/22 (a)	397,000	402,955
Giant Funding Corp. 8.250% 02/01/18 (a)	618,000	631,905
Valeant Pharmaceuticals International 7.000% 10/01/20 (a)	166,000	160,605
		2,201,610
Medical – Generic Drugs—0.7%
Mylan, Inc. 6.000% 11/15/18 (a)	530,000	538,612
7.625% 07/15/17 (a)	785,000	855,650
		1,394,262
Energy—17.7%
Coal—2.5%
Coal—2.5%
Alpha Natural Resources, Inc. 6.000% 06/01/19	1,094,000	1,098,102
6.250% 06/01/21	344,000	344,860

See Accompanying Notes to Financial Statements.

Investment Portfolio (continued)

Columbia Variable Portfolio – High Income Fund / June 30, 2011 (Unaudited)

	Par	Value
Arch Coal, Inc. 7.000% 06/15/19 (a)	$916,000	$920,580
7.250% 06/15/21 (a)	611,000	614,055
Consol Energy, Inc. 8.000% 04/01/17	885,000	964,650
8.250% 04/01/20	870,000	948,300
		4,890,547
Oil & Gas—10.1%
Oil Companies – Exploration & Production—9.8%
Berry Petroleum Co. 6.750% 11/01/20	180,000	180,900
10.250% 06/01/14	525,000	599,813
Brigham Exploration Co. 8.750% 10/01/18	200,000	218,000
Carrizo Oil & Gas, Inc. 8.625% 10/15/18	972,000	1,001,160
Chaparral Energy, Inc. 8.250% 09/01/21	1,191,000	1,199,932
9.875% 10/01/20	224,000	241,920
Chesapeake Energy Corp. 6.125% 02/15/21	868,000	878,850
6.625% 08/15/20	1,555,000	1,632,750
Comstock Resources, Inc. 7.750% 04/01/19	737,000	742,527
Concho Resources, Inc./Midland TX 6.500% 01/15/22	287,000	287,718
7.000% 01/15/21	806,000	834,210
8.625% 10/01/17	149,000	162,410
Continental Resources, Inc. 7.125% 04/01/21	75,000	79,125
7.375% 10/01/20	375,000	398,438
EXCO Resources, Inc. 7.500% 09/15/18	1,123,000	1,092,117
Forest Oil Corp. 8.000% 12/15/11	160,000	164,000
Hilcorp Energy I LP/Hilcorp Finance Co. 7.750% 11/01/15 (a)	730,000	751,900
Linn Energy LLC/Financial Corp. 6.500% 05/15/19 (a)	844,000	835,560
MEG Energy Corp. 6.500% 03/15/21 (a)	580,000	582,900
Newfield Exploration Co. 6.625% 09/01/14	1,015,000	1,030,225
Oasis Petroleum, Inc. 7.250% 02/01/19 (a)	290,000	284,200
PetroHawk Energy Corp. 6.250% 06/01/19 (a)	112,000	109,480
7.250% 08/15/18	1,267,000	1,300,259
QEP Resources, Inc. 6.875% 03/01/21	940,000	991,700
Range Resources Corp. 5.750% 06/01/21	995,000	977,587
Venoco, Inc. 8.875% 02/15/19 (a)	717,000	717,000
Whiting Petroleum Corp. 7.000% 02/01/14	1,520,000	1,634,000
		18,928,681

	Par	Value
Oil Refining & Marketing—0.3%
United Refining Co. 10.500% 02/28/18	$636,000	$636,000
Oil & Gas Services—1.6%
Oil – Field Services—1.6%
Aquilex Holdings LLC/Aquilex Finance Corp. 11.125% 12/15/16	333,000	323,843
Offshore Group Investments Ltd. 11.500% 08/01/15 (a)	280,000	300,873
11.500% 08/01/15	1,155,000	1,256,062
Oil States International, Inc. 6.500% 06/01/19 (a)	840,000	844,200
Trinidad Drilling Ltd. 7.875% 01/15/19 (a)	335,000	348,053
		3,073,031
Pipelines—3.5%
Pipelines—3.5%
Copano Energy LLC/Copano Energy Finance Corp. 7.125% 04/01/21	275,000	272,250
El Paso Corp. 6.500% 09/15/20	829,000	907,755
7.250% 06/01/18	1,119,000	1,272,862
7.750% 01/15/32	495,000	575,820
Energy Transfer Equity LP 7.500% 10/15/20	550,000	585,750
Northwest Pipeline Corp. 7.125% 12/01/25	150,000	178,366
Regency Energy Partners LP/ Regency Energy Finance Corp. 6.500% 07/15/21	848,000	858,600
6.875% 12/01/18	1,195,000	1,233,838
Southern Star Central Corp. 6.750% 03/01/16	859,000	863,295
		6,748,536
Financials—11.4%
Banks—2.2%
Commercial Banks – Non U.S.—0.1%
Lloyds Banking Group PLC 6.267% 11/29/49 (a)	314,000	230,790
Diversified Financial Services—2.1%
CIT Group, Inc. 6.625% 04/01/18 (a)	695,000	726,275
Cit Group, Inc. 7.000% 05/02/17 (a)	3,315,000	3,306,712
		4,032,987
Diversified Financial Services—8.2%
Diversified Banking Institutional—1.8%
Ally Financial, Inc. 6.250% 12/01/17 (a)	680,000	675,466
8.000% 03/15/20	2,360,000	2,507,500
8.300% 02/12/15	310,000	346,425
		3,529,391

See Accompanying Notes to Financial Statements.

Investment Portfolio (continued)

Columbia Variable Portfolio – High Income Fund / June 30, 2011 (Unaudited)

	Par	Value
Finance – Auto Loans—2.5%
Ford Motor Credit Co. 5.750% 02/01/21	$1,395,000	$1,393,283
8.125% 01/15/20	1,905,000	2,206,777
GMAC, Inc. 6.750% 12/01/14	1,182,000	1,220,415
		4,820,475
Finance – Consumer Loans—1.3%
SLM Corp. 6.250% 01/25/16	493,000	511,487
8.000% 03/25/20	808,000	867,634
Springleaf Finance Corp. 6.900% 12/15/17	1,184,000	1,086,320
		2,465,441
Finance – Investment Banker/Broker—1.3%
E*Trade Financial Corp. 6.750% 06/01/16	655,000	641,900
PIK, 12.500% 11/30/17	1,620,000	1,895,400
		2,537,300
Finance – Leasing Company—1.3%
International Lease Finance Corp. 6.250% 05/15/19	286,000	279,441
8.250% 12/15/20	1,155,000	1,247,400
8.875% 09/01/17	1,000,000	1,097,500
		2,624,341
Insurance—1.0%
Multi-Line Insurance—1.0%
ING Groep NV 5.775% 12/29/49 (12/08/15) (b)(c)	2,012,000	1,851,040
Mutual Insurance—0.0%
Lumbermens Mutual Casualty 8.450% 12/01/97 (a)(f)	30,000	225
9.150% 07/01/26 (a)(f)	645,000	4,838
		5,063
Industrials—10.3%
Aerospace & Defense—1.8%
Aerospace/Defense—1.5%
ADS Tactical, Inc. 11.000% 04/01/18 (a)	1,245,000	1,316,588
Kratos Defense & Security Solutions, Inc. 10.000% 06/01/17 (a)	882,000	930,510
10.000% 06/01/17	714,000	753,270
		3,000,368
Aerospace/Defense – Equipment—0.3%
Ducommun, Inc. 9.750% 07/15/18 (a)	135,000	138,206
TransDigm, Inc. 7.750% 12/15/18 (a)	439,000	460,950
		599,156

	Par	Value
Building Materials—2.1%
Building & Construction Products – Miscellaneous—2.1%
Building Materials Corp. of America 6.750% 05/01/21 (a)	$1,140,000	$1,145,700
6.875% 08/15/18 (a)	460,000	469,200
7.000% 02/15/20 (a)	440,000	460,900
Calcipar SA 6.875% 05/01/18 (a)	712,000	713,780
Euramax International, Inc. 9.500% 04/01/16 (a)	530,000	511,450
Interline Brands, Inc. 7.000% 11/15/18	261,000	264,262
Nortek, Inc. 8.500% 04/15/21 (a)	460,000	425,500
		3,990,792
Electrical Components & Equipment—0.6%
Wire & Cable Products—0.6%
WireCo WorldGroup 9.750% 05/15/17 (a)	1,134,000	1,196,370
Environmental Control—0.2%
Alternative Waste Technology—0.1%
Darling International, Inc. 8.500% 12/15/18 (a)	115,000	124,200
Hazardous Waste Disposal—0.1%
Clean Harbors, Inc. 7.625% 08/15/16 (a)	210,000	222,600
Machinery – Diversified—1.6%
Machinery – Farm—0.8%
Case New Holland, Inc. 7.875% 12/01/17 (a)	1,405,000	1,549,012
Machinery – General Industry—0.7%
CPM Holdings, Inc. 10.875% 09/01/14	164,000	177,940
Manitowoc Co., Inc. 8.500% 11/01/20	1,155,000	1,232,963
		1,410,903
Machinery – Material Handling—0.1%
Columbus Mckinnon Corp. 7.875% 02/01/19	188,000	190,820
Metal Fabricate/Hardware—0.1%
Metal Processors & Fabrication—0.1%
Neenah Foundry Co. PIK, 15.000% 07/29/15	246,166	226,370
Miscellaneous Manufacturing—1.6%
Diversified Manufacturing Operators—1.3%
Actuant Corp. 6.875% 06/15/17	680,000	695,300
Amsted Industries, Inc. 8.125% 03/15/18 (a)	1,095,000	1,155,225
SPX Corp. 6.875% 09/01/17 (a)	591,000	632,370
		2,482,895

See Accompanying Notes to Financial Statements.

Investment Portfolio (continued)

Columbia Variable Portfolio – High Income Fund / June 30, 2011 (Unaudited)

	Par	Value
Filtration/Separate Products—0.3%
Polypore International, Inc. 7.500% 11/15/17	$545,000	$576,338
Packaging & Containers—1.7%
Containers – Metal/Glass—1.7%
Ardagh Packaging Finance PLC 7.375% 10/15/17 (a)	900,000	927,000
9.125% 10/15/20 (a)	400,000	421,000
Greif, Inc. 7.750% 08/01/19	633,000	683,640
Reynolds Group Issuer, Inc./ Reynolds Group Issuer LLC 6.875% 02/15/21 (a)	380,000	370,500
8.500% 10/15/16 (a)	325,000	339,625
9.000% 04/15/19 (a)	560,000	553,000
		3,294,765
Shipbuilding—0.5%
Shipbuilding—0.5%
Huntington Ingalls Industries, Inc. 6.875% 03/15/18 (a)	400,000	410,000
7.125% 03/15/21 (a)	543,000	562,005
		972,005
Transportation—0.1%
Automotive—0.0%
BHM Technologies 8.500% 10/11/26 (d)(g)(h)	386,034	1,042
Transportation – Air Freight—0.0%
AMGH Merger Sub, Inc. 9.250% 11/01/18 (a)	25,000	26,313
Transportation – Railroad—0.1%
Kansas City Southern Railway 8.000% 06/01/15	90,000	96,525
Information Technology—0.9%
IT Services—0.9%
First Data Corp. 12.625% 01/15/21 (a)	523,000	559,610
8.875% 08/15/20 (a)	725,000	773,937
7.375% 06/15/19 (a)	396,000	398,970
		1,732,517
Technology—2.0%
Semiconductors—1.2%
Electronic Components – Miscellaneous—0.3%
NXP BV/NXP Funding LLC 9.750% 08/01/18 (a)	440,000	492,800
Electronic Components – Semiconductors—0.9%
Amkor Technology, Inc. 6.625% 06/01/21 (a)	780,000	756,600
7.375% 05/01/18	535,000	543,694
Freescale Semiconductor, Inc. 9.250% 04/15/18 (a)	500,000	538,750
		1,839,044

	Par	Value
Software—0.8%
Computer Services—0.8%
Brocade Communications Systems, Inc. 6.625% 01/15/18	$156,000	$164,580
iGate Corp. 9.000% 05/01/16 (a)	680,000	683,400
SunGard Data Systems, Inc. 7.375% 11/15/18	641,000	641,000
		1,488,980
Utilities—2.3%
Electric—2.3%
Electric – Generation—0.7%
Aes Corp. 7.375% 07/01/21 (a)	622,000	631,330
Edison Mission Energy 7.000% 05/15/17	974,000	788,940
		1,420,270
Electric – Integrated—1.2%
Energy Future Intermediate Holding Co., LLC/EFIH Finance, Inc. 10.000% 12/01/20	235,000	250,618
Ipalco Enterprises, Inc. 5.000% 05/01/18 (a)	220,000	217,800
7.250% 04/01/16 (a)	525,000	582,750
Nevada Power Co. 5.875% 01/15/15	775,000	868,094
6.500% 04/15/12	200,000	208,715
Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc. 11.500% 10/01/20 (a)	240,000	236,400
		2,364,377
Independent Power Producer—0.4%
GenOn Energy, Inc. 7.625% 06/15/14	320,000	329,600
9.500% 10/15/18	401,000	417,040
		746,640
Total Corporate Fixed-Income Bonds & Notes (cost of $186,316,987)		187,240,390
	Shares
COMMON STOCKS—0.2%
Communications—0.0%
Media—0.0%
Haights Cross Communications (d)(i)(j)	27,056	—
Ziff Davis Media, Inc. (d)(i)	1,111	11
		11

See Accompanying Notes to Financial Statements.

Investment Portfolio (continued)

Columbia Variable Portfolio – High Income Fund / June 30, 2011 (Unaudited)

	Shares	Value
Consumer Staples—0.0%
Beverages—0.0%
Cott Corp. (i)	1,700	$14,297
Industrials—0.2%
Commercial Services & Supplies—0.2%
Neenah Enterprises, Inc. (d)	45,482	204,214
Quad/Graphics, Inc. (i)	2,869	111,490
		315,704
Road & Rail—0.0%
Quality Distribution, Inc. (i)	195	2,539
Information Technology—0.0%
Communications Equipment—0.0%
Loral Space & Communications, Inc. (i)	6	417
Transportation—0.0%
Automotive—0.0%
BHM Technologies (d)(i)	35,922	359
Total Common Stocks (cost of $845,407)		333,327
	Units
WARRANTS—0.0%
Communications—0.0%
Media—0.0%
Multimedia—0.0%
Haights Cross Communication Expires 12/10/11 (a)(d)(i)(j)	318	—
ION Media Networks, Inc. (d)(i)	62	1
ION Media Networks, Inc. (d)(i)(j)	61	—
		1
Total Warrants (cost of $316,604)		1
	Par
CONVERTIBLE BOND—0.0%
Communications—0.0%
Internet—0.0%
Web Portals/ISP—0.0%
At Home Corp. 4.750% 12/31/49 (d)(h)	$296,350	30
Total Convertible Bond (cost of $—)		30

	Shares	Value
PREFERRED STOCK—0.0%
Transportation—0.0%
Automotive—0.0%
BHM Technologies (d)(i)	430	$4
Total Preferred Stock (cost of $23)		4
	Par
SHORT-TERM OBLIGATION—2.1%
Repurchase agreement with Fixed Income Clearing Corp., dated 06/30/11, due 07/01/11 at 0.010%, collateralized by a U.S. Government Agency obligation maturing 11/10/20, market value $4,151,094 (repurchase proceeds $4,069,001)	$4,069,000	4,069,000
Total Short-Term Obligation (cost of $4,069,000)		4,069,000
Total Investments—98.8% (cost of $191,548,021) (k)		191,642,752
Other Assets & Liabilities, Net—1.2%		2,334,446
Net Assets—100.0%		$193,977,198

Notes to Investment Portfolio:

(a)  Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2011, these securities, which are not illiquid except for the following, amounted to $73,756,057, which represents 38.0% of net assets.

Security	Acquisition Date	Par/ Units	Acquisition Cost	Market Value
Lumbermens Mutual Casualty: 8.450% 12/01/97	03/06/03	$30,000	$2,756	$225
9.150% 07/01/26	01/10/03- 03/06/03	645,000	140,714	4,838
Haights Cross Communications Warrants Expire 12/10/11	01/15/04- 02/03/06	318	—	—
				$5,063

(b)  The interest rate shown on floating rate or variable rate securities reflects the rate at June 30, 2011.

(c)  Parenthetical date represents the next interest rate reset date for the security.

(d)  Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At June 30, 2011, the value of these securities amounted to $337,620, which represents 0.2% of net assets.

(e)  Position reflects anticipated residual bankruptcy claims. Income is not being accrued.

(f)  The issuer has filed for bankruptcy protection under Chapter 11, and is in default of certain debt covenants. Income is not being accrued. At June 30, 2011, the value of these securities amounted to $5,125, which represents less than 0.1% of net assets.

(g)  Loan participation agreement.

See Accompanying Notes to Financial Statements.

Investment Portfolio (continued)

Columbia Variable Portfolio – High Income Fund / June 30, 2011 (Unaudited)

(h)  The issuer is in default of certain debt covenants. Income is not being accrued. At June 30, 2011, the value of these securities amounted to $1,072, which represents less than 0.1% of net assets.

(i)  Non-income producing security.

(j)  Security has no value.

(k)  Cost for federal income tax purposes is $191,770,163.

  Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

  The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

  Fair value inputs are summarized in the three broad levels listed below:

  • Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

  • Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

  • Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

  Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy. Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Fund evaluates and determines whether those closing prices reflect fair value at the close of the New York Stock Exchange (NYSE) or require adjustment, as described in Note 2 to the financial statements – Security Valuation.

  Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table summarizes the inputs used, as of June 30, 2011, in valuing the Fund's assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Corporate Fixed-Income Bonds & Notes
Basic Materials	$—	$13,107,445	$—	$13,107,445
Communications	—	44,126,248	98,254	44,224,502
Consumer Cyclical	—	20,566,128	33,705	20,599,833
Consumer Non-Cyclical	—	22,889,885	—	22,889,885
Energy	—	34,276,795	—	34,276,795
Financials	—	22,096,828	—	22,096,828
Industrials	—	19,959,432	1,042	19,960,474
Information Technology	—	1,732,517	—	1,732,517
Technology	—	3,820,824	—	3,820,824
Utilities	—	4,531,287	—	4,531,287
Total Corporate Fixed-Income Bonds & Notes	—	187,107,389	133,001	187,240,390
Common Stocks
Communications	—	—	11	11
Consumer Staples	14,297	—	—	14,297
Industrials	114,029	—	204,214	318,243
Information Technology	417	—	—	417
Transportation	—	—	359	359
Total Common Stocks	128,743	—	204,584	333,327
Total Convertible Bond	—	—	30	30
Total Preferred Stock	—	—	4	4
Total Warrants	—	—	1	1
Total Short-Term Obligation	—	4,069,000	—	4,069,000
Total Investments	$128,743	$191,176,389	$337,620	$191,642,752

The Fund's assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through its correlation to prices and information from market transactions for similar or identical assets.

Certain short-term obligations may be valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.

The Fund's assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances.

Certain common stocks and corporate fixed-income bonds & notes classified as Level 3 are valued using an income approach. To determine fair value for these securities, management considered estimates of future distributions from the liquidation of company assets or potential actions related to the respective company's bankruptcy filing.

Certain corporate fixed-income bonds & notes classified as Level 3 securities are valued using the market approach. To determine fair value for these securities, management considered various factors which may have included, but were not limited to, estimated cash flows of the securities and observed yields on securities management deemed comparable.

Certain common stocks and corporate fixed-income bonds & notes classified as Level 3 are valued using a market approach. To determine fair value for these securities, management considered various factors which may have included, but were not limited to, trades of similar securities, estimated earnings of the respective company, market multiples derived from a set of comparable companies, and the position of the security within the respective company's capital structure.

See Accompanying Notes to Financial Statements.

Investment Portfolio (continued)

Columbia Variable Portfolio – High Income Fund / June 30, 2011 (Unaudited)

The following table reconciles asset balances for the six months ending June 30, 2011, in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of December 31, 2010	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of June 30, 2011
Corporate Fixed-Income Bonds & Notes
Communications	$98,164	$—	$158	$2,570	$58	$(2,696)	$—	$—	$98,254
Consumer Cyclical	36,819	(1)	261	(502)	—	(2,872)	—	—	33,705
Industrials	1,081,042	—	—	—	—	(1,080,000)	—	—	1,042
Preferred Stocks
Transportation	4	—	—	—	—	—	—	—	4
Common Stocks
Communications	11	—	—	—	—	—	—	—	11
Industrials	204,214	—	—	—	—	—	—	—	204,214
Transportation	359	—	—	—	—	—	—	—	359
Convertible Bond
Communications	29	—	—	1	—	—	—	—	30
Warrants
Communications	1	—	—	—	157,015	(157,015)	—	—	1
	$1,420,643	$(1)	$419	$2,069	$157,073	$(1,242,583)	$—	$—	$337,620

The information in the above reconciliation represents fiscal year to date activity for any securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period.

The change in unrealized appreciation attributed to securities owned at June 30, 2011, which were valued using significant unobservable inputs (Level 3) amounted to $2,069. This amount is included in net change in unrealized appreciation (depreciation) on the Statement of Changes in Net Assets.

There were no significant transfers of financial assets between Levels 1 and 2 during the period.

At June 30, 2011, the asset allocation of the Fund is as follows:

Asset Allocation	% of Net Assets
Corporate Fixed-Income Bonds & Notes	96.5
Common Stocks	0.2
Warrants	0.0	*
Preferred Stock	0.0	*
Convertible Bond	0.0	*
	96.7
Short Term Obligation	2.1
Other Assets & Liabilities, Net	1.2
Total	100.0

*Rounds to less than 0.1%.

Acronym	Name
PIK	Payment-In-Kind

See Accompanying Notes to Financial Statements.

Statement of Assets and Liabilities

Columbia Variable Portfolio – High Income Fund / June 30, 2011 (Unaudited)

Assets
Investments, at cost	$191,548,021
Investments, at value	$191,642,752
Cash	189,828
Receivable for:
Investments sold	801,418
Fund shares sold	12,368
Interest	3,102,287
Expense reimbursement due from Investment Manager	32,093
Trustees' deferred compensation plan	491
Total Assets	195,781,237
Liabilities
Payable for:
Investments purchased	1,209,215
Fund shares repurchased	379,710
Investment advisory fee	88,231
Administration fee	12,784
Pricing and bookkeeping fees	6,032
Transfer agent fee	9,195
Trustees' fees	50,535
Audit fee	21,562
Distribution and service fees	6,705
Chief compliance officer expenses	24
Trustees' deferred compensation plan	491
Other liabilities	19,555
Total Liabilities	1,804,039
Net Assets	$193,977,198
Net Assets Consist of
Paid-in capital	$202,026,039
Undistributed net investment income	19,373,557
Accumulated net realized loss	(27,517,129)
Net unrealized appreciation on investments	94,731
Net Assets	$193,977,198
Class 1
Net assets	$56,975,518
Shares outstanding	5,440,515
Net asset value per share	$10.47
Class 2
Net assets	$137,001,680
Shares outstanding	13,094,466
Net asset value per share	$10.46

See Accompanying Notes to Financial Statements.

Statement of Operations

Columbia Variable Portfolio – High Income Fund
For the Six Months Ended June 30, 2011 (Unaudited)

Investment Income
Dividends	$574
Interest	6,838,561
Total Investment Income	6,839,135
Expenses
Investment advisory fee	536,752
Administration fee	78,073
Distribution fees — Class 2	171,623
Transfer agent fee	58,555
Pricing and bookkeeping fees	14,055
Trustees' fees	17,108
Custody fee	5,327
Chief compliance officer expenses	292
Other expenses	73,895
Total Expenses	955,680
Fees waived or expenses reimbursed by Investment Manager	(198,428)
Fees waived by distributor — Class 2	(130,433)
Custody earning credit	(29)
Net Expenses	626,790
Net Investment Income	6,212,345
Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency
Net realized gain (loss) on:
Investments	4,794,265
Foreign currency transactions	(2,525)
Net realized gain	4,791,740
Net change in unrealized appreciation (depreciation) on:
Investments	(3,115,046)
Foreign currency translations	(73)
Net change in unrealized appreciation (depreciation)	(3,115,119)
Net Gain	1,676,621
Net Increase Resulting from Operations	$7,888,966

See Accompanying Notes to Financial Statements.

Statement of Changes in Net Assets

Columbia Variable Portfolio – High Income Fund

Increase (Decrease) in Net Assets	(Unaudited) Six Months Ended June 30, 2011	Year Ended December 31, 2010
Operations
Net investment income	$6,212,345	$13,614,120
Net realized gain on investments and foreign currency transactions	4,791,740	1,944,478
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	(3,115,119)	5,926,572
Net increase resulting from operations	7,888,966	21,485,170
Distributions to Shareholders
From net investment income:
Class 1	—	(4,531,681)
Class 2	—	(10,362,420)
Total distributions to shareholders	—	(14,894,101)
Net Capital Stock Transactions	(6,088,019)	(5,110,889)
Total increase in net assets	1,800,947	1,480,180
Net Assets
Beginning of period	192,176,251	190,696,071
End of period	$193,977,198	$192,176,251
Undistributed net investment income at end of period	$19,373,557	$13,161,212
Capital Stock Activity

	(Unaudited) Six Months Ended June 30, 2011		Year Ended December 31, 2010
	Shares	Dollars	Shares	Dollars
Class 1
Subscriptions	279,558	$2,902,004	811,708	$8,117,471
Distributions reinvested	—	—	477,522	4,531,681
Redemptions	(593,139)	(6,167,875)	(1,505,284)	(15,018,068)
Net decrease	(313,581)	(3,265,871)	(216,054)	(2,368,916)
Class 2
Subscriptions	596,569	6,171,485	587,716	5,812,765
Distributions reinvested	—	—	1,091,930	10,362,420
Redemptions	(865,242)	(8,993,633)	(1,900,029)	(18,917,158)
Net decrease	(268,673)	(2,822,148)	(220,383)	(2,741,973)

See Accompanying Notes to Financial Statements.

Financial Highlights

Columbia Variable Portfolio – High Income Fund—Class 1 Shares

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended June 30,		Year Ended December 31,
	2011(a)(b)		2010	2009	2008	2007		2006(c)(d)
Net Asset Value, Beginning of Period	$10.06		$9.76	$7.53	$11.14	$11.52		$10.72
Income from Investment Operations:
Net investment income (e)	0.33		0.72	0.73	0.81	0.84		0.76
Net realized and unrealized gain (loss) on investments and foreign currency	0.08		0.41	2.46	(3.33)	(0.63)		0.42
Total from investment operations	0.41		1.13	3.19	(2.52)	0.21		1.18
Less Distributions to Shareholders:
From net investment income	—		(0.83)	(0.96)	(1.09)	(0.59)		(0.28)
From net realized gains	—		—	—	—	—		(0.10)
Total distributions to shareholders	—		(0.83)	(0.96)	(1.09)	(0.59)		(0.38)
Net Asset Value, End of Period	$10.47		$10.06	$9.76	$7.53	$11.14		$11.52
Total return (f)(g)	4.08	%(h)	12.07%	44.34%	(24.88)%	1.84	%(i)	11.25%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses before interest expense (j)	0.60	%(k)	0.60%	0.60%	0.60%	0.60%		0.70%
Interest expense	—		—	—	—	—		—	%(l)
Net expenses (j)	0.60	%(k)	0.60%	0.60%	0.60%	0.60%		0.70%
Waiver/Reimbursement	0.20	%(k)	0.29%	0.33%	0.29%	0.30%		0.25%
Net investment income (j)	6.41	%(k)	7.21%	8.33%	8.15%	7.31%		6.89%
Portfolio turnover rate	55	%(h)	91%	36%	23%	46%		80%
Net assets, end of period (000s)	$56,976		$57,870	$58,247	$47,162	$86,238		$99,836

(a)  On May 2, 2011, Columbia High Yield Fund, Variable Series was renamed Columbia Variable Portfolio – High Income Fund.

(b)  On May 2, 2011, the Fund's Class A shares were renamed Class 1 shares.

(c)  On May 1, 2006, Nations High Yield Bond Portfolio was renamed Columbia High Yield Fund, Variable Series.

(d)  On October 2, 2006, the Fund's share class was renamed Class A shares.

(e)  Per share data was calculated using the average shares outstanding during the period.

(f)  Total return at net asset value assuming all distributions reinvested.

(g)  Had the Investment Manager and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(h)  Not annualized.

(i)  Includes a reimbursement by the investment sub-advisor for a realized investment loss on disposal of an investment not meeting the Fund's investment restrictions. This reimbursement increased total return and net asset value per share by less than 0.01% and $0.01, respectively.

(j)  The benefits derived from custody credits had an impact of less than 0.01%.

(k)  Annualized.

(l)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights

Columbia Variable Portfolio – High Income Fund—Class 2 Shares

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended June 30,		Year Ended December 31,					Period Ended December 31,
	2011(a)(b)		2010	2009	2008	2007		2006(c)(d)
Net Asset Value, Beginning of Period	$10.05		$9.75	$7.52	$11.13	$11.53		$11.05
Income from Investment Operations:
Net investment income (e)	0.33		0.71	0.72	0.80	0.83		0.50
Net realized and unrealized gain (loss) on investments and foreign currency	0.08		0.41	2.46	(3.33)	(0.63)		0.36
Total from investment operations	0.41		1.12	3.18	(2.53)	0.20		0.86
Less Distributions to Shareholders:
From net investment income	—		(0.82)	(0.95)	(1.08)	(0.60)		(0.28)
From net realized gains	—		—	—	—	—		(0.10)
Total distributions to shareholders	—		(0.82)	(0.95)	(1.08)	(0.60)		(0.38)
Net Asset Value, End of Period	$10.46		$10.05	$9.75	$7.52	$11.13		$11.53
Total return (f)(g)	4.08	%(h)	12.01%	44.30%	(24.96)%	1.70	%(i)	7.95	%(h)
Ratios to Average Net Assets/ Supplemental Data:
Net expenses before interest expense (j)	0.66	%(k)	0.66%	0.66%	0.66%	0.66%		0.66	%(k)
Interest expense	—		—	—	—	—		—	%(k)(l)
Net expenses (j)	0.66	%(k)	0.66%	0.66%	0.66%	0.66%		0.66	%(k)
Waiver/Reimbursement	0.39	%(k)	0.48%	0.52%	0.48%	0.49%		0.44	%(k)
Net investment income (j)	6.35	%(k)	7.15%	8.25%	8.11%	7.21%		6.65	%(k)
Portfolio turnover rate	55	%(h)	91%	36%	23%	46%		80	%(h)
Net assets, end of period (000s)	$137,002		$134,306	$132,449	$97,038	$166,724		$193,138

(a)  On May 2, 2011, Columbia High Yield Fund, Variable Series was renamed Columbia Variable Portfolio – High Income Fund.

(b)  On May 2, 2011, the Fund's Class B shares were renamed Class 2 shares.

(c)  On May 1, 2006, Nations High Yield Bond Portfolio was renamed Columbia High Yield Fund, Variable Series.

(d)  Class B shares commenced operations on May 1, 2006.

(e)  Per share data was calculated using the average shares outstanding during the period.

(f)  Total return at net asset value assuming all distributions reinvested.

(g)  Had the Investment Manager and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(h)  Not annualized.

(i)  Includes a reimbursement by the investment sub-advisor for a realized investment loss on disposal of an investment not meeting the Fund's investment restrictions. This reimbursement increased total return and net asset value per share by less than 0.01% and $0.01, respectively.

(j)  The benefits derived from custody credits had an impact of less than 0.01%.

(k)  Annualized.

(l)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Notes to Financial Statements

Columbia Variable Portfolio – High Income Fund / June 30, 2011 (Unaudited)

Note 1. Organization

Columbia Variable Portfolio – High Income Fund (the Fund), formerly Columbia High Yield Fund, Variable Series, a series of Columbia Funds Variable Insurance Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. On May 2, 2011, Columbia High Yield Fund, Variable Series was renamed Columbia Variable Portfolio – High Income Fund.

Investment Objective—The Fund seeks total return, consisting of a high level of income and capital appreciation.

Fund Shares—The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1 and Class 2 shares to separate accounts funding variable annuity contracts and/or variable life insurance policies issued by affiliated and unaffiliated life insurance companies as well as qualified pension and retirement plans and other qualified institutional investors (collectively, Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You invest by participating in a qualified plan or buying a contract and making allocations to the Fund. All share classes have identical voting, dividend and liquidation rights. Each share class has its own expense structure. On May 2, 2011, Class A and Class B shares of the Fund were renamed Class 1 and Class 2 shares, respectively.

Note 2. Summary of Significant Accounting Policies

Use of Estimates—The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation—Debt securities generally are valued by pricing services approved by the Trust's Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and asked prices on such exchanges or markets.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par upon reaching 60 days to maturity. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade. If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (NYSE). The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Occasionally, events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund's net asset value. If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair

Notes to Financial Statements (continued)

Columbia Variable Portfolio – High Income Fund / June 30, 2011 (Unaudited)

value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

Foreign Currency Transactions and Translations—The values of all assets and liabilities quoted in foreign currencies are translated into U.S. dollars at that day's exchange rates. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments on the Statement of Operations.

Repurchase Agreements—The Fund may engage in repurchase agreement transactions with institutions that the Investment Manager has determined are creditworthy. The Fund, through the custodian, receives delivery of the underlying securities collateralizing a repurchase agreement. The Investment Manager is responsible for determining that the collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays in or restrictions on the Fund's ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Loan Participations and Commitments—The Fund may invest in loan participations. When the Fund purchases a loan participation, the Fund typically enters into a contractual relationship with the lender or third party selling such participation ("Selling Participant"), but not the borrower. However, the Fund assumes the credit risk of the borrower, Selling Participant and any other persons interpositioned between the Fund and the borrower. The Fund may not directly benefit from the collateral supporting the senior loan which it has purchased from the Selling Participant.

Security Transactions—Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition—Interest income is recorded on the accrual basis. Market premium and discount are amortized and accreted, respectively, on all debt securities, unless otherwise noted. Original issue discount is accreted to interest income over the life of the security with a corresponding increase in the cost basis, if any.

Corporate actions and dividend income are recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.

Expenses—General expenses of the Trust are allocated to the Fund and other series of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to a specific class of shares are charged to that share class. Expenses directly attributable to the Fund are charged to the Fund.

Determination of Class Net Asset Value—All income, expenses (other than class-specific expenses which are charged directly to a share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis for purposes of determining the net asset value of each class. Income and expenses are allocated to each class based on the settled shares method, while realized and unrealized gains (losses) are allocated based on the relative net assets of each class.

Federal Income Tax Status—The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, because the Fund's sole shareholders are Qualified Investors, the Fund expects not to be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders—Distributions from net investment income, if any, are declared and paid at least annually. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP. All dividends and distributions are reinvested in additional shares of the applicable class of the Fund at net asset value as of the ex-date of the distribution.

Indemnifications—Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the

Notes to Financial Statements (continued)

Columbia Variable Portfolio – High Income Fund / June 30, 2011 (Unaudited)

Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

Note 3. Federal Tax Information

The tax character of distributions paid during the year ended December 31, 2010 was as follows:

Distributions paid from:
Ordinary Income*	$14,894,101

*  For tax purposes short-term capital gains distributions, if any, are considered ordinary income distributions.

Unrealized appreciation and depreciation at June 30, 2011, based on cost of investments for federal income tax purposes were:

Unrealized appreciation	$4,119,259
Unrealized depreciation	(4,246,670)
Net unrealized depreciation	$(127,411)

The following capital loss carryforwards, determined as of December 31, 2010, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Capital Loss Carryforwards
2012	$97,587
2013	418,850
2014	3,225,732
2016	8,867,907
2017	19,583,209
$32,193,285

Of the capital loss carryforwards attributable to the Fund at December 31, 2010, $516,437 ($97,587 expiring on December 31, 2012 and $418,850 expiring on December 31, 2013) remains from the Fund's merger with Columbia High Yield Fund, Variable Series. Utilization of these losses could be subject to limitations imposed by the Internal Revenue Service.

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). The Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 4. Fees and Compensation Paid to Affiliates

Investment Management Fee—Under an Investment Management Services Agreement (IMSA), Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), determines which securities will be purchased, held or sold. The annual management fee is equal to 0.55% of the Fund's average net assets.

Administration Fee—Under an Administrative Services Agreement, the Investment Manager serves as the Fund Administrator. The Fund pays the Fund Administrator an annual fee for administration and accounting services equal to 0.08% of the Fund's average daily net assets less the fees payable by the Fund as described under the Pricing and Bookkeeping Fees note below.

Pricing and Bookkeeping Fees—The Fund entered into a Financial Reporting Services Agreement (the Financial Reporting Services Agreement) with State Street Bank and Trust Company (State Street) and the Investment Manager pursuant to which State Street provides financial reporting services to the Fund. The Fund also entered into an Accounting Services Agreement (collectively with the Financial Reporting Services Agreement, the State Street Agreements) with State Street and the Investment Manager pursuant to which State Street provides accounting services to the Fund. Under the State Street Agreements, the Fund pays State Street an annual fee of $38,000 paid monthly plus an additional monthly fee based on an annualized percentage rate of average daily net assets of the Fund for the month. The aggregate fee will not exceed $140,000 per year (exclusive of out-of-pocket expenses and charges). The Fund also reimburses State Street for certain out-of-pocket expenses and charges. Effective July 11, 2011, these services are provided under the Administrative Services Agreement discussed above and the Fund no longer pays State Street a fee for pricing and bookkeeping services.

Transfer Agent Fee—Under a Transfer Agency Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

The Transfer Agent receives monthly account-based service fees based on the number of open accounts and is reimbursed by the Fund for the fees and expenses the Transfer Agent pays to financial intermediaries that maintain omnibus accounts with the Fund that is a percentage of the average aggregate value of the Fund's shares maintained in each such omnibus account (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., which are paid a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of

Notes to Financial Statements (continued)

Columbia Variable Portfolio – High Income Fund / June 30, 2011 (Unaudited)

out-of pocket fees). The Transfer Agent also receives compensation from fees for various shareholder services and reimbursements for certain out-of-pocket expenses.

For the six month period ended June 30, 2011, the Fund's annualized effective transfer agent fee rate for each class was 0.06% of the Fund's average daily net assets.

Distribution Fee—The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Pursuant to Rule 12b-1 under the 1940 Act, the Board of Trustees has approved, and the Fund has adopted a distribution plan (the Plan) for Class 2 shares. The Plan requires the payment of a monthly distribution fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class 2 shares of the Fund. The distribution fee is calculated daily and is intended to compensate the Distributor for selling shares of the Fund.

The Distributor has voluntarily agreed to waive 0.19% of the distribution fees applicable to the Fund's Class 2 shares. This arrangement may be modified or terminated by the Distributor at any time.

Fee Waivers and Expense Reimbursements—The Investment Manager and certain of its affiliates have voluntarily agreed to waive fees and/or reimburse expenses (excluding certain expenses, such as distribution fees, transaction costs and brokerage commissions, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, do not exceed the annual rate of 0.60% of the Fund's average daily net assets. The Investment Manager, in its discretion, may revise or discontinue this arrangement at any time.

Fees Paid to Officers and Trustees—All officers of the Fund are employees of the Investment Manager or its affiliates and, with the exception of the Fund's Chief Compliance Officer, receive no compensation from the Fund. The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund, along with other affiliated funds, pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Fund's expenses for the Chief Compliance Officer will not exceed $15,000 per year.

Trustees are compensated for their services to the Fund, as set forth on the Statement of Operations. The Trust's eligible Trustees may participate in a non-qualified deferred compensation plan which may be terminated at any time. Any payments to plan participants are paid solely out of the Fund's assets. Income earned on the plan participant's deferral account is based on the rate of return of the eligible mutual funds selected by the participant or, if no funds are selected, on the rate of return of Columbia Money Market Fund. Trustees' fees deferred during the current period as well as any gains or losses on the trustees' deferred compensation balances as a result of market fluctuations are included in "Trustees' fees'' on the Statement of Operations. Liabilities under the deferred compensation plan are included in "Trustees' fees'' on the Statement of Assets and Liabilities.

Note 5. Custody Credits

The Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. These credits are recorded as a reduction of total expenses on the Statement of Operations. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

Note 6. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations, aggregated $106,610,656 and $103,760,804, respectively, for the six month period ended June 30, 2011.

Note 7. Shareholder Concentration

As of June 30, 2011, one shareholder account owned 66.1% of the outstanding shares of the Fund. Purchase and redemption activity of this account may have a significant effect on the operations of the Fund.

Note 8. Line of Credit

The Fund and other affiliated funds participate in a $100 million committed, unsecured revolving line of credit provided by State Street. The maximum amount that may be borrowed by any fund is limited to the lesser of $80 million and the fund's borrowing limit set forth in the fund's registration statement (Borrowing Limit). For the period May 16, 2011, through June 26, 2011, the collective borrowing amount of the commitment was $150 million and the maximum amount that may have been borrowed by any fund was limited to the lesser of $120 million and the fund's Borrowing Limit. For the period March 28, 2011 through May 15, 2011, the collective borrowing amount of the commitment was $225 million and the maximum amount that may have been borrowed by any fund was limited to the lesser of $200 million and the fund's Borrowing Limit. Prior to March 28, 2011, the collective borrowing amount of the commitment was $280 million. Borrowings are available for short-term liquidity or temporary or emergency purposes.

Notes to Financial Statements (continued)

Columbia Variable Portfolio – High Income Fund / June 30, 2011 (Unaudited)

Interest is charged to each participating fund based on the fund's borrowings at a rate per annum equal to the greater of the Federal Funds Rate plus 1.25% or the overnight LIBOR Rate plus 1.25%. In addition, a commitment fee of 0.125% per annum is accrued and apportioned among the participating funds pro rata based on their relative net assets.

For the six month period ended June 30, 2011, the Fund did not borrow under these arrangements.

Note 9. Significant Risks and Contingencies

High-Yield Securities Risk—Investing in high-yield fixed income securities may involve greater credit risk and considerations not typically associated with investing in U.S. Government bonds and other higher quality fixed income securities. These securities are non-investment grade securities, often referred to as "junk" bonds. Economic downturns may disrupt the high yield market and impair the ability of issuers to repay principal and interest. Also, an increase in interest rates would likely have an adverse impact on the value of such obligations. Moreover, high-yield securities may be less liquid to the extent that there is no established secondary market.

Note 10. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued. Other than as noted below and in Note 4 above, there were no items requiring adjustment of the financial statements or additional disclosure.

Effective July 11, 2011, the Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A. (the Administrative Agent). The credit facility replaced the prior credit facility with State Street. The credit facility agreement, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $422.5 million. The collective borrowing amount will increase during the third quarter of 2011 to a collective borrowing amount of $500 million.

Interest is charged to each fund based on its borrowings at a rate equal to the sum of the federal funds rate plus (i) 1.25% per annum plus (ii) if one-month LIBOR exceeds the federal funds rate, the amount of such excess. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.10% per annum.

Note 11. Information Regarding Pending and Settled Legal Proceedings

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc. was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company (now known as RiverSource) mutual funds and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota (the District Court). In response to defendants' motion to dismiss the complaint, the District Court dismissed one of plaintiffs' four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants' favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals (the Eighth Circuit) on August 8, 2007. On April 8, 2009, the Eighth Circuit reversed summary judgment and remanded to the District Court for further proceedings. On August 6, 2009, defendants filed a writ of certiorari with the U.S. Supreme Court (the Supreme Court), asking the Supreme Court to stay the District Court proceedings while the Supreme Court considers and rules in a case captioned Jones v. Harris Associates, which involves issues of law similar to those presented in the Gallus case. On March 30, 2010, the Supreme Court issued its ruling in Jones v. Harris Associates, and on April 5, 2010, the Supreme Court vacated the Eighth Circuit's decision in the Gallus case and remanded the case to the Eighth Circuit for further consideration in light of the Supreme Court's decision in Jones v. Harris Associates. On June 4, 2010, the Eighth Circuit remanded the Gallus case to the District Court for further consideration in light of the Supreme Court's decision in Jones v. Harris Associates. On December 9, 2010, the District Court reinstated its July 9, 2007 summary judgment order in favor of the defendants. On January 10, 2011 plaintiffs files a notice of appeal with the Eight Circuit. In response to the plaintiffs' opening appellate brief filed on March 18, 2011, the defendants filed a response brief on May 4, 2011 with the Eight Circuit. The plaintiffs filed a reply brief on May 26, 2011.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to

Notes to Financial Statements (continued)

Columbia Variable Portfolio – High Income Fund / June 30, 2011 (Unaudited)

market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the fund's Boards of Directors/Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Shareholder Meeting Results

Columbia Variable Portfolio – High Income Fund

At a Joint Special Meeting of Shareholders held on February 15, 2011, shareholders of the Fund, which is a series of Columbia Funds Variable Insurance Trust I, considered the proposals described below.

Proposal 1. Shareholders of Columbia Funds Variable Insurance Trust I elected each of the nominees for trustees to the Board of Trustees of Columbia Funds Variable Insurance Trust I, each to hold office for an indefinite term, as follows:

Trustee	Votes For	Votes Withheld	Abstentions
Kathleen Blatz	71,485,386	2,938,366	0
Edward J. Boudreau, Jr.	71,384,264	3,039,488	0
Pamela G. Carlton	71,399,332	3,024,420	0
William P. Carmichael	71,396,543	3,027,209	0
Patricia M. Flynn	71,511,966	2,911,785	0
William A. Hawkins	71,348,265	3,075,486	0
R. Glenn Hilliard	71,402,460	3,021,291	0
Stephen R. Lewis, Jr.	71,384,183	3,039,568	0
John F. Maher	71,324,791	3,098,960	0
John J. Nagorniak	71,382,284	3,041,467	0
Catherine James Paglia	71,467,015	2,956,737	0
Leroy C. Richie	71,297,560	3,126,191	0
Anthony M. Santomero	71,360,740	3,063,011	0
Minor M. Shaw	71,182,599	3,241,152	0
Alison Taunton-Rigby	71,355,684	3,068,067	0
William F. Truscott	71,313,088	3,110,663	0

Proposal 2. Shareholders of Columbia Funds Variable Insurance Trust I approved a proposed amendment to the Declaration of Trust of Columbia Funds Variable Insurance Trust I, which increased the maximum permissible number of trustees of the trust, as follows:

Votes For	Votes Against	Abstentions	Broker Non-Votes
67,910,789	3,560,355	2,952,607	0

Important Information About This Report

A description of the policies and procedures that Columbia Variable Portfolio – High Income Fund uses to determine how to vote proxies relating to its portfolio securities and a copy of the fund's voting records are available (i) at www.columbiamanagement.com, (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 1-800-368-0346. Information regarding how the fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC's website. Information regarding how the fund voted proxies relating to portfolio securities is also available from the fund's website, www.columbiamanagement.com.

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Columbia Management Investment Advisers, LLC serves as the investment adviser to the series of Columbia Funds Variable Insurance Trust and Columbia Funds Variable Insurance Trust I. Columbia Wanger Asset Management serves as the investment adviser to the series of Wanger Advisors Trust.

The series of Columbia Funds Variable Insurance Trust, Columbia Funds Variable Insurance Trust I and Wanger Advisors Trust (collectively the "Variable Funds") are available only through variable annuity contracts and/or variable life insurance policies issued by participating insurance companies, qualified pension and retirement plans or other eligible investors or, with respect to the series of Wanger Advisors Trust, certain eligible retirement plans. The Variable Funds are not offered to the public. Not all Variable Funds and classes are available in all contracts, policies or plans. Please contact your financial advisor or insurance representative for more information.

Please carefully consider the investment objectives, risks, charges and expenses of any Variable Fund and its related variable contract before investing. For Variable Fund and variable contract prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectuses carefully before you invest.

Columbia Variable Portfolio – High Income Fund
P.O. Box 8081 Boston, MA 02266-8081

C-1535 A (08/11)

This report must be accompanied or preceeded by the Fund's current prospectus. Columbia Management mutual funds are distributed by Columbia Management Investment Distributors, Inc.

©2011 Columbia Management Investment Advisers, LLC. All rights reserved.

Columbia Variable Portfolio – Marsico 21st Century Fund

Semiannual Report for the Period Ended June 30, 2011

Not FDIC insured • No bank guarantee • May lose value

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

Performance Information

Columbia Variable Portfolio – Marsico 21st Century Fund / June 30, 2011

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your insurance company.

Performance results reflect any fee waivers or reimbursements of fund expenses by the Investment Manager and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any.

Performance results reflect all fund expenses, but do not include any fees and expenses imposed under your variable annuity or life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.

Average annual total return as of June 30, 2011 (%)

	(cumulative) 6-month	1-year	5-year	10-year
Class 1 (03/27/98)	1.33	27.66	2.34	7.64
Class 2 (10/02/06)	1.25	27.44	2.05	7.49
Russell 3000 Index	6.35	32.37	3.35	3.44

Inception date of share class is in parentheses.

Net asset value per share ($)	12/31/10	06/30/11
Class 1	12.07	12.23
Class 2	11.97	12.12

The returns shown for Class 2 shares (formerly Class B shares) include the return of the fund's Class 1 shares (formerly Class A shares – the oldest existing share class) for periods prior to October 2, 2006, the date on which Class 2 shares were first offered by the Fund. The returns shown for Class 2 shares have not been restated to reflect any expense differential, such as distribution and service (Rule 12b-1) fees between Class 1 shares and Class 2 shares. If differences in expenses were reflected, the returns shown for the periods prior October 2, 2006 would be lower.

The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the fund may not match those in an index.

1

Understanding Your Expenses

Columbia Variable Portfolio – Marsico 21st Century Fund / June 30, 2011

As a Variable Portfolio fund shareholder, you incur ongoing costs, which generally include investment advisory fees, distribution (Rule 12b-1) fees for Class 2 shares and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class of the fund during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "Hypothetical" column for each share class assumes that the return each year is 5% before expenses and is calculated based on the fund's actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this period.

Estimating your actual expenses by share class

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

1. Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2. In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "Actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

01/01/11 – 06/30/11	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	1,013.30	1,019.59	5.24	5.26	1.05
Class 2	1,000.00	1,000.00	1,012.50	1,018.35	6.49	6.51	1.30

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

Had the Investment Manager and/or any of its affiliates not waived fees or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the share class of the fund. As a shareholder of the fund, you do not incur any transaction costs, such as sales charges, redemption fees or exchange fees. Expenses paid during the period do not include any insurance charges imposed by your insurance company's separate accounts.

The hypothetical examples provided are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds whose shareholders may incur transaction costs.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees, that may be incurred by shareholders of other funds. Expenses paid during the period do not include any insurance charges imposed by your insurance company's separate accounts.

2

Investment Portfolio

Columbia Variable Portfolio – Marsico 21st Century Fund / June 30, 2011 (Unaudited)

	Shares	Value
COMMON STOCKS—99.1%
Consumer Discretionary—29.8%
Automobiles—5.0%
General Motors Co. (a)	231,133	$7,017,198
Tesla Motors, Inc. (a)	24,509	713,947
		7,731,145
Hotels, Restaurants & Leisure—6.0%
Chipotle Mexican Grill, Inc. (a)	3,071	946,452
Vail Resorts, Inc.	33,714	1,558,261
Wendy's/Arby's Group, Inc., Class A	640,156	3,245,591
Wynn Resorts Ltd.	24,786	3,557,782
		9,308,086
Household Durables—0.6%
M.D.C. Holdings, Inc.	35,361	871,295
Internet & Catalog Retail—1.4%
Amazon.com, Inc. (a)	8,053	1,646,758
HomeAway, Inc. (a)	15,841	613,047
		2,259,805
Media—5.7%
Walt Disney Co.	226,507	8,842,833
Specialty Retail—11.1%
Ross Stores, Inc.	58,854	4,715,382
Rue21, Inc. (a)	48,318	1,570,335
Ulta Salon Cosmetics & Fragrance, Inc. (a)	34,032	2,197,787
Williams-Sonoma, Inc.	237,159	8,653,932
		17,137,436
Consumer Staples—1.5%
Food & Staples Retailing—1.5%
BJ's Wholesale Club, Inc. (a)	47,194	2,376,218
Energy—6.6%
Oil, Gas & Consumable Fuels—6.6%
Amyris, Inc. (a)	39,119	1,098,853
Occidental Petroleum Corp.	33,739	3,510,205
Solazyme, Inc. (a)	30,540	701,504
Ultra Petroleum Corp. (a)	109,161	4,999,574
		10,310,136
Financials—30.2%
Capital Markets—5.3%
Jefferies Group, Inc.	226,977	4,630,331
State Street Corp.	80,913	3,648,367
		8,278,698
Commercial Banks—18.3%
BB&T Corp.	206,056	5,530,543
City National Corp.	52,740	2,861,145
Columbia Banking System, Inc.	78,759	1,356,230
First Horizon National Corp.	548,507	5,232,757
Fulton Financial Corp.	320,330	3,430,734
Glacier Bancorp, Inc.	81,987	1,105,185

	Shares	Value
Park Sterling Corp. (a)	78,411	$388,918
PNC Financial Services Group, Inc.	141,001	8,405,070
		28,310,582
Real Estate Investment Trusts (REITs)—0.7%
Colony Financial, Inc.	65,215	1,178,435
Real Estate Management & Development—1.3%
Jones Lang LaSalle, Inc.	21,156	1,995,011
Thrifts & Mortgage Finance—4.6%
First Niagara Financial Group, Inc.	536,041	7,075,741
Health Care—5.8%
Health Care Equipment & Supplies—3.2%
Intuitive Surgical, Inc. (a)	13,425	4,995,577
Health Care Technology—2.3%
Allscripts Healthcare Solutions, Inc. (a)	181,995	3,534,343
Life Sciences Tools & Services—0.3%
Pacific Biosciences of California, Inc. (a)	36,101	422,381
Industrials—12.5%
Aerospace & Defense—7.1%
Honeywell International, Inc.	90,476	5,391,465
Precision Castparts Corp.	34,015	5,600,570
		10,992,035
Air Freight & Logistics—1.6%
Expeditors International of Washington, Inc.	47,439	2,428,402
Electrical Equipment—3.0%
Sensata Technologies Holding N.V. (a)	122,144	4,598,722
Professional Services—0.3%
RPX Corp. (a)	16,100	451,283
Road & Rail—0.5%
Zipcar, Inc. (a)	41,094	838,728
Information Technology—12.7%
Computers & Peripherals—5.1%
Apple, Inc. (a)	23,591	7,918,791
Internet Software & Services—2.5%
Bankrate, Inc. (a)	69,718	1,155,924
LinkedIn Corp. Class A (a)	2,989	269,279
OpenTable, Inc. (a)	28,923	2,404,080
		3,829,283
Software—5.1%
ANSYS, Inc. (a)	60,486	3,306,770
Informatica Corp. (a)	51,681	3,019,721
Salesforce.com, Inc. (a)	10,774	1,605,110
		7,931,601
Total Common Stocks (cost of $128,458,018)		153,616,567

See Accompanying Notes to Financial Statements.

3

Investment Portfolio (continued)

Columbia Variable Portfolio – Marsico 21st Century Fund / June 30, 2011 (Unaudited)

	Par	Value
SHORT-TERM OBLIGATION—1.5%
Repurchase agreement with Fixed Income Clearing Corp., dated 06/30/11, due 07/01/11, at 0.010%, collateralized by a U.S. Government Agency obligation maturing 08/11/17, market value $2,291,075 (repurchase proceeds $2,245,001)	$2,245,000	$2,245,000
Total Short-Term Obligation (cost of $2,245,000)		2,245,000
Total Investments—100.6% (cost of $130,703,018) (b)		155,861,567
Other Assets & Liabilities, Net—(0.6)%		(890,084)
Net Assets—100.0%		$154,971,483

Notes to Investment Portfolio:

(a)  Non-income producing security.

(b)  Cost for federal income tax purposes is $130,703,018.

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

• Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

• Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

• Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy. Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Fund evaluates and determines whether those closing prices reflect fair value at the close of the New York Stock Exchange (NYSE) or require adjustment, as described in Note 2 to the financial statements – Security Valuation.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund's investments as of June 30, 2011:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Common Stocks	$153,616,567	$—	$—	$153,616,567
Total Short-Term Obligation	—	2,245,000	—	2,245,000
Total Investments	$153,616,567	$2,245,000	$—	$155,861,567

The Fund's assets assigned to the Level 2 input category represent certain short-term obligations which are valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.

There were no significant transfers of financial assets between Levels 1 and 2 during the period.

At June 30, 2011, the Fund held investments in the following sectors:

Sector	% of Net Assets
Financials	30.2
Consumer Discretionary	29.8
Information Technology	12.7
Industrials	12.5
Energy	6.6
Health Care	5.8
Consumer Staples	1.5
99.1
Short-Term Obligation	1.5
Other Assets & Liabilities, Net	(0.6)
100.0

See Accompanying Notes to Financial Statements.

4

Statement of Assets and Liabilities

Columbia Variable Portfolio – Marsico 21st Century Fund / June 30, 2011 (Unaudited)

Assets
Investments, at cost	$130,703,018
Investments, at value	$155,861,567
Cash	205
Receivable for:
Fund shares sold	12,529
Dividends	76,533
Interest	1
Foreign tax reclaims	285
Expense reimbursement due from Investment Manager	14,072
Total Assets	155,965,192
Liabilities
Payable for:
Investments purchased	514,459
Fund shares repurchased	203,476
Investment advisory fee	90,800
Administration fee	28,777
Pricing and bookkeeping fees	1,031
Transfer agent fee	7,097
Trustees' fees	52,916
Custody fee	1,771
Distribution fees — Class 2	28,243
Chief compliance officer expenses	23
Other liabilities	65,116
Total Liabilities	993,709
Net Assets	$154,971,483
Net Assets Consist of
Paid-in capital	$152,778,781
Accumulated net investment loss	(317,362)
Accumulated net realized loss	(22,648,460)
Net unrealized appreciation (depreciation) on:
Investments	25,158,549
Foreign currency translations	(25)
Net Assets	$154,971,483
Class 1
Net assets	$11,106,666
Shares outstanding	907,905
Net asset value per share	$12.23
Class 2
Net assets	$143,864,817
Shares outstanding	11,873,663
Net asset value per share	$12.12

See Accompanying Notes to Financial Statements.

5

Statement of Operations

Columbia Variable Portfolio – Marsico 21st Century Fund
For the Six Months Ended June 30, 2011 (Unaudited)

Investment Income
Dividends	$711,742
Interest	2,134
Total Investment Income	713,876
Expenses
Investment advisory fee	591,763
Administration fee	183,927
Distribution fees — Class 2	185,039
Transfer agent fee	47,981
Pricing and bookkeeping fees	2,217
Trustees' fees	15,620
Custody fee	12,846
Chief compliance officer expenses	282
Other expenses	58,590
Total Expenses	1,098,265
Fees waived or expenses reimbursed by Investment Manager	(73,814)
Custody earnings credits	— *
Net Expenses	1,024,451
Net Investment Loss	(310,575)
Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency
Net realized gain (loss) on:
Investments	17,060,186
Foreign currency transactions	(116,172)
Net realized gain	16,944,014
Net change in unrealized appreciation (depreciation) on:
Investments	(14,316,539)
Foreign currency translations	23
Net change in unrealized appreciation (depreciation)	(14,316,516)
Net Gain	2,627,498
Net Increase Resulting from Operations	$2,316,923

* Rounds to less than $1.

See Accompanying Notes to Financial Statements.

6

Statement of Changes in Net Assets

Columbia Variable Portfolio – Marsico 21st Century Fund

Increase (Decrease) in Net Assets	(Unaudited) Six Months Ended June 30, 2011	Year Ended December 31, 2010
Operations
Net investment loss	$(310,575)	$(753,349)
Net realized gain on investments and foreign currency transactions	16,944,014	24,017,069
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	(14,316,516)	1,548,618
Net increase resulting from operations	2,316,923	24,812,338
Net Capital Stock Transactions	(7,801,762)	(20,900,359)
Total increase (decrease) in net assets	(5,484,839)	3,911,979
Net Assets
Beginning of period	160,456,322	156,544,343
End of period	$154,971,483	$160,456,322
Accumulated net investment loss at end of period	$(317,362)	$(6,787)
Capital Stock Activity

	(Unaudited) Six Months Ended June 30, 2011		Year Ended December 31, 2010
	Shares	Dollars	Shares	Dollars
Class 1
Subscriptions	62,353	$773,710	51,890	$569,717
Redemptions	(145,572)	(1,817,127)	(313,739)	(3,342,713)
Net decrease	(83,219)	(1,043,417)	(261,849)	(2,772,996)
Class 2
Subscriptions	635,389	7,563,308	891,286	9,292,326
Redemptions	(1,166,918)	(14,321,653)	(2,536,038)	(27,419,689)
Net decrease	(531,529)	(6,758,345)	(1,644,752)	(18,127,363)

See Accompanying Notes to Financial Statements.

7

Financial Highlights

Columbia Variable Portfolio – Marsico 21st Century Fund—Class 1 Shares

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended June 30,		Year Ended December 31,
	2011(a)(b)		2010		2009	2008	2007	2006(c)(d)
Net Asset Value, Beginning of Period	$12.07		$10.28		$8.10	$14.64	$12.96	$11.22
Income from Investment Operations:
Net investment income (loss) (e)	(0.01)		(0.03)		0.01	0.02	0.01	0.11 (f)
Net realized and unrealized gain (loss) on investments and foreign currency	0.17		1.82		2.18	(6.33)	2.47	2.06
Total from investment operations	0.16		1.79		2.19	(6.31)	2.48	2.17
Less Distributions to Shareholders:
From net investment income	—		—		(0.01)	—	(0.08)	(0.02)
From net realized gains	—		—		—	(0.23)	(0.72)	(0.41)
Total distributions to shareholders	—		—		(0.01)	(0.23)	(0.80)	(0.43)
Net Asset Value, End of Period	$12.23		$12.07		$10.28	$8.10	$14.64	$12.96
Total return (g)(h)	1.33	%(i)	17.41	%(j)	27.07%	(43.57)%	19.29%	19.74%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses before interest expense (k)	1.05	%(l)	1.05%		1.06%	1.10%	1.10%	1.10%
Interest expense	—		—	%(m)	—	—	—	—
Net expenses (k)	1.05	%(l)	1.05%		1.06%	1.10%	1.10%	1.10%
Waiver/Reimbursement	0.09	%(l)	0.06%		0.05%	0.01%	0.13%	0.53%
Net investment income (loss) (k)	(0.16	)%(l)	(0.28)%		0.08%	0.21%	0.10%	0.94%
Portfolio turnover rate	53	%(i)	100%		147%	123%	99%	151%
Net assets, end of period (000s)	$11,107		$11,963		$12,886	$12,887	$30,269	$27,881

(a)  On May 2, 2011, Columbia Marsico 21st Century Fund, Variable Series was renamed Columbia Variable Portfolio – Marsico 21st Century Fund.

(b)  On May 2, 2011, the Fund's Class A shares were renamed Class 1 shares.

(c)  On May 1, 2006, Nations Marsico 21st Century Portfolio was renamed Columbia Marsico 21st Century Fund, Variable Series.

(d)  On October 2, 2006, the Fund's Share class was renamed Class A shares.

(e)  Per share data was calculated using the average shares outstanding during the period.

(f)  Net investment income per share reflects special dividends. The effect of these dividends amounted to $0.09 per share.

(g)  Total return at net asset value assuming all distributions reinvested.

(h)  Had the Investment Manager and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(i)  Not annualized.

(j)  Total return includes a reimbursement of a loss experienced by the Fund due to a compliance violation. This reimbursement increased total return and net asset value per share by less than 0.01% and $0.01, respectively.

(k)  The benefits derived from custody credits had an impact of less than 0.01% except for the year ended December 31, 2006 which had a 0.03% impact.

(l)  Annualized.

(m)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

8

Financial Highlights

Columbia Variable Portfolio – Marsico 21st Century Fund—Class 2 Shares

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended June 30,		Year Ended December 31,					Period Ended December 31,
	2011(a)(b)		2010		2009	2008	2007	2006(c)(d)
Net Asset Value, Beginning of Period	$11.97		$10.22		$8.06	$14.62	$12.95	$11.62
Income from Investment Operations:
Net investment income (loss) (e)	(0.02)		(0.05)		(0.02)	0.00 (f)	0.00 (f)	0.08	(g)
Net realized and unrealized gain (loss) on investments and foreign currency	0.17		1.80		2.18	(6.33)	2.44	1.25
Total from investment operations	0.15		1.75		2.16	(6.33)	2.44	1.33
Less Distributions to Shareholders:
From net investment income	—		—		—	—	(0.05)	—
From net realized gains	—		—		—	(0.23)	(0.72)	—
Total distributions to shareholders	—		—		—	(0.23)	(0.77)	—
Net Asset Value, End of Period	$12.12		$11.97		$10.22	$8.06	$14.62	$12.95
Total return (h)(i)	1.25	%(j)	17.12	%(k)	26.80%	(43.76)%	18.98%	11.45	%(j)
Ratios to Average Net Assets/ Supplemental Data:
Net expenses before interest expense (l)	1.30	%(m)	1.30%		1.31%	1.35%	1.35%	1.35	%(m)
Interest expense	—		—	%(n)	—	—	—	—
Net expenses (l)	1.30	%(m)	1.30%		1.31%	1.35%	1.35%	1.35	%(m)
Waiver/Reimbursement	0.09	%(m)	0.06%		0.05%	0.01%	0.13%	0.57	%(m)
Net investment income (loss) (l)	(0.41	)%(m)	(0.51)%		(0.18)%	0.02%	0.01%	2.58	%(m)
Portfolio turnover rate	53	%(j)	100%		147%	123%	99%	151	%(j)
Net assets, end of period (000s)	$143,865		$148,493		$143,658	$118,426	$81,403	$11

(a)  On May 2, 2011, Columbia Marsico 21st Century Fund, Variable Series was renamed Columbia Variable Portfolio – Marsico 21st Century Fund.

(b)  On May 2, 2011, the Fund's Class B shares were renamed Class 2 shares.

(c)  On May 1, 2006, Nations Marsico 21st Century Portfolio was renamed Columbia Marsico 21st Century Fund, Variable Series.

(d)  Class B shares commenced operations on October 2, 2006.

(e)  Per share data was calculated using the average shares outstanding during the period.

(f)  Rounds to less than $0.01 per share.

(g)  Net investment income per share reflects special dividends. The effect of these dividends amounted to $0.09 per share.

(h)  Total return at net asset value assuming all distributions reinvested.

(i)  Had the Investment Manager and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(j)  Not annualized.

(k)  Total return includes a reimbursement of a loss experienced by the Fund due to a compliance violation. This reimbursement increased total return and net asset value per share by less than 0.01% and $0.01, respectively.

(l)  The benefits derived from custody credits had an impact of less than 0.01% except for the period ended December 31, 2006 which had an impact of 0.12%.

(m)  Annualized.

(n)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

9

Notes to Financial Statements

Columbia Variable Portfolio – Marsico 21st Century Fund / June 30, 2011 (Unaudited)

Note 1. Organization

Columbia Variable Portfolio – Marsico 21st Century Fund (the Fund), formerly Columbia Marsico 21st Century Fund, Variable Series, a series of Columbia Funds Variable Insurance Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. On May 2, 2011, Columbia Marsico 21st Century Fund, Variable Series was renamed Columbia Variable Portfolio – Marsico 21st Century Fund.

Investment Objective—The Fund seeks long-term growth of capital.

Fund Shares—The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1 and Class 2 shares to separate accounts funding variable annuity contracts and/or variable life insurance policies issued by affiliated and unaffiliated life insurance companies as well as qualified pension and retirement plans and other qualified institutional investors (collectively, Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You invest by participating in a qualified plan or buying a contract and making allocations to the Fund. All share classes have identical voting, dividend and liquidation rights. Each share class has its own expense structure. On May 2, 2011, Class A and Class B shares of the Fund were renamed Class 1 and Class 2 shares, respectively.

Note 2. Summary of Significant Accounting Policies

Use of Estimates—The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation—Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and asked prices on such exchanges or markets.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par upon reaching 60 days to maturity. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade. If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (NYSE). The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Occasionally, events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund's net asset value. If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

Foreign Currency Transactions and Translations—The values of all assets and liabilities quoted in foreign currencies are translated into U.S. dollars at that day's exchange rates. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains

10

Notes to Financial Statements (continued)

Columbia Variable Portfolio – Marsico 21st Century Fund / June 30, 2011 (Unaudited)

(losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments on the Statement of Operations.

Repurchase Agreements—The Fund may engage in repurchase agreement transactions with institutions that the Investment Manager has determined are creditworthy. The Fund, through the custodian, receives delivery of the underlying securities collateralizing a repurchase agreement. The Investment Manager is responsible for determining that the collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays in or restrictions on the Fund's ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Security Transactions—Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition—Interest income is recorded on the accrual basis.

Corporate actions and dividend income are recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.

The Fund receives information regarding the character of distributions received from real estate investment trusts (REITs) on an annual basis. Distributions received from REITs are allocated among dividend income, capital gain and return of capital based upon such information or based on management's estimates if actual information has not yet been reported. Management's estimates are subsequently adjusted when the actual character of the distributions are disclosed by the REITs which could result in a proportionate increase in returns of capital to shareholders.

Expenses—General expenses of the Trust are allocated to the Fund and other series of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to a specific class of shares are charged to that share class. Expenses directly attributable to the Fund are charged to the Fund.

Determination of Class Net Asset Value—All income, expenses (other than class-specific expenses which are charged directly to a share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status—The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, because the Fund's sole shareholders are Qualified Investors, the Fund expects not to be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Foreign Taxes—The Fund may be subject to foreign taxes on income and/or gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, at rates ranging from approximately 10% to 15%. The Fund accrues for such foreign taxes on net realized and unrealized gains at the appropriate rate for each jurisdiction.

Distributions to Shareholders—Distributions from net investment income, if any, are declared and paid at least annually. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP. All dividends and distributions are reinvested in additional shares of the applicable class of the Fund at net asset value as of the ex-date of the distribution.

Indemnifications—Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

11

Notes to Financial Statements (continued)

Columbia Variable Portfolio – Marsico 21st Century Fund / June 30, 2011 (Unaudited)

Note 3. Federal Tax Information

Unrealized appreciation and depreciation at June 30, 2011, based on cost of investments for federal income tax purposes were:

Unrealized appreciation	$29,886,072
Unrealized depreciation	(4,727,523)
Net unrealized appreciation	$25,158,549

The following capital loss carryforwards, determined as of December 31, 2010, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Capital Loss Carryforwards
2016	$1,198,606
2017	33,219,623
$34,418,229

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). The Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 4. Fees and Compensation Paid to Affiliates

Investment Management Fee—Under an Investment Management Services Agreement (IMSA), Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), is responsible for the management of the Fund. Day-to-day portfolio management of the Fund is provided by the Fund's subadviser, Marsico Capital Management, LLC (Marsico). See Subadvisory Agreement note below. The annual management fee is equal to a percentage of the Fund's average net assets that declines from 0.74% to 0.55% as the Fund's net assets increase.

To the extent that the Fund is not benefitting from a separate contractual expense limitation arrangement, the Investment Manager has contractually agreed to waive a portion of its management fees through April 30, 2012. The waiver amount is equal to a percentage of the Fund's pro-rata portion of the combined average daily net assets of the Fund and certain other affiliated funds (collectively, combined average daily net assets) at a rate that increases from 0.00% to 0.10% as the combined daily net assets increase. For purposes of the calculation, combined average daily net assets are the aggregate assets in the following Columbia Funds: (i) Columbia Variable Portfolio – Marsico 21st Century Fund (formerly Columbia Marsico 21st Century Fund, Variable Series); (ii) Columbia Variable Portfolio – Marsico Focused Equities Fund (formerly Columbia Marsico Focused Equities Fund, Variable Series); (iii) Columbia Variable Portfolio – Marsico Growth Fund (formerly Columbia Marsico Growth Fund, Variable Series); (iv) Columbia Marsico 21st Century Fund; (v) Columbia Marsico Focused Equities Fund; (vi) Columbia Marsico Growth Fund; and (vii) any future Columbia U.S. equity fund sub-advised by Marsico which Columbia and Marsico mutually agree in writing.

The annualized effective management fee rate, net of any fee waivers, for the six month period ended June 30, 2011, was 0.74% of the Fund's average daily net assets.

Subadvisory Agreement—The Investment Manager has a Subadvisory Agreement with Marsico to subadvise the assets of the Fund. The Investment Manager contracts with and compensates Marsico to manage the investments of the Fund's assets.

Administration Fee—Under an Administrative Services Agreement, the Investment Manager serves as the Fund Administrator. The Fund pays the Fund Administrator an annual fee for administration and accounting services equal to 0.23% of the Fund's average daily net assets less the fees payable by the Fund as described under the Pricing and Bookkeeping Fees note below.

The annualized effective administration fee rate for the six month period ended June 30, 2011, was 0.23% of the Fund's average daily net assets.

Pricing and Bookkeeping Fees—The Fund entered into a Financial Reporting Services Agreement (the Financial Reporting Services Agreement) with State Street Bank and Trust Company (State Street) and the Investment Manager pursuant to which State Street provides financial reporting services to the Fund. The Fund also entered into an Accounting Services Agreement (collectively with the Financial Reporting Services Agreement, the State Street Agreements) with State Street and the Investment Manager pursuant to which State Street provides accounting services to the Fund. Under the State Street Agreements, the Fund pays State Street an annual fee of $38,000 paid monthly plus an additional monthly fee based on an annualized percentage rate of average daily net assets of the Fund for the month. The aggregate fee will not exceed $140,000 per year (exclusive of out-of-pocket expenses and charges). The Fund also reimburses State Street for certain out-of-pocket expenses and charges. Effective July 11, 2011, these services are provided under the Administrative Services Agreement discussed above and the Fund no longer pays State Street a fee for pricing and bookkeeping services.

Transfer Agent Fee—Under a Transfer Agency Agreement, Columbia Management Investment Services Corp. (the

12

Notes to Financial Statements (continued)

Columbia Variable Portfolio – Marsico 21st Century Fund / June 30, 2011 (Unaudited)

Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

The Transfer Agent receives monthly account-based service fees based on the number of open accounts and is reimbursed by the Fund for the fees and expenses the Transfer Agent pays to financial intermediaries that maintain omnibus accounts with the Fund that is a percentage of the average aggregate value of the Fund's shares maintained in each such omnibus account (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., which are paid a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of pocket fees). The Transfer Agent also receives compensation from fees for various shareholder services and reimbursements for certain out-of -pocket expenses.

For the six month period ended June 30, 2011, the Fund's annualized effective transfer agent fee rate for each class was 0.06% of the Fund's average daily net assets.

Distribution Fee—The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Pursuant to Rule 12b-1 under the 1940 Act, the Board of Trustees has approved, and the Fund has adopted a distribution plan (the Plan) for Class 2 shares. The Plan requires the payment of a monthly distribution fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class 2 shares of the Fund. The distribution fee is calculated daily and is intended to compensate the Distributor for selling shares of the Fund.

Fee Waivers and Expense Reimbursements—Effective May 1, 2011, the Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), through April 30, 2012, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, do not exceed the following annual rates as a percentage of each class' average daily net assets:

Class 1	1.05%
Class 2	1.30

Under the agreement, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in other affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Fund's Board of Trustees. This agreement may be modified or amended only with approval from all parties.

Prior to May 1, 2011, the Investment Manager voluntarily agreed to reimburse a portion of the Fund's expenses (excluding certain expenses, such as any distribution fees, brokerage commissions, interest, taxes, and extraordinary expenses, if any) so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, did not exceed 1.05% of the Fund's average daily net assets on an annualized basis.

Fees Paid to Officers and Trustees—All officers of the Fund are employees of the Investment Manager or its affiliates and, with the exception of the Fund's Chief Compliance Officer, receive no compensation from the Fund. The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund, along with other affiliated funds, pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Fund's expenses for the Chief Compliance Officer will not exceed $15,000 per year.

Trustees are compensated for their services to the Fund, as set forth on the Statement of Operations. The Trust's eligible Trustees may participate in a non-qualified deferred compensation plan which may be terminated at any time. Any payments to plan participants are paid solely out of the Fund's assets. Income earned on the plan participant's deferral account is based on the rate of return of the eligible mutual funds selected by the participant or, if no funds are selected, on the rate of return of Columbia Money Market Fund. Trustees' fees deferred during the current period as well as any gains or losses on the trustees' deferred compensation balances as a result of market fluctuations are included in "Trustees' fees'' on the Statement of Operations. Liabilities under the deferred compensation plan are included in "Trustees' fees'' on the Statement of Assets and Liabilities.

Note 5. Custody Credits

The Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. These credits are recorded as a reduction of total expenses on the Statement of Operations. The Fund could have invested

13

Notes to Financial Statements (continued)

Columbia Variable Portfolio – Marsico 21st Century Fund / June 30, 2011 (Unaudited)

a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

Note 6. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations, aggregated $82,321,565 and $87,044,921, respectively, for the six month period ended June 30, 2011.

Note 7. Shareholder Concentration

As of June 30, 2011, one shareholder account owned 86.2% of the outstanding shares of the Fund. Purchase and redemption activity of this account may have a significant effect on the operations of the Fund.

Note 8. Line of Credit

The Fund and other affiliated funds participate in a $100 million committed, unsecured revolving line of credit provided by State Street. The maximum amount that may be borrowed by any fund is limited to the lesser of $80 million and the fund's borrowing limit set forth in the fund's registration statement (Borrowing Limit). For the period May 16, 2011, through June 26, 2011, the collective borrowing amount of the commitment was $150 million and the maximum amount that may have been borrowed by any fund was limited to the lesser of $120 million and the fund's Borrowing Limit. For the period March 28, 2011 through May 15, 2011, the collective borrowing amount of the commitment was $225 million and the maximum amount that may have been borrowed by any fund was limited to the lesser of $200 million and the fund's Borrowing Limit. Prior to March 28, 2011, the collective borrowing amount of the commitment was $280 million. Borrowings are available for short-term liquidity or temporary or emergency purposes.

Interest is charged to each participating fund based on the fund's borrowings at a rate per annum equal to the greater of the Federal Funds Rate plus 1.25% or the overnight LIBOR Rate plus 1.25%. In addition, a commitment fee of 0.125% per annum is accrued and apportioned among the participating funds pro rata based on their relative net assets.

For the six month period ended June 30, 2011, the Fund did not borrow under these arrangements.

Note 9. Significant Risks and Contingencies

Foreign Securities Risk—Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities. Investing in emerging markets may accentuate these risks.

Note 10. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued. Other than as noted below and in Note 4 above, there were no items requiring adjustment of the financial statements or additional disclosure.

Effective July 11, 2011, the Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A. (the Administrative Agent). The credit facility replaced the prior credit facility with State Street. The credit facility agreement, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $422.5 million. The collective borrowing amount will increase during the third quarter of 2011 to a collective borrowing amount of $500 million.

Interest is charged to each fund based on its borrowings at a rate equal to the sum of the federal funds rate plus (i) 1.25% per annum plus (ii) if one-month LIBOR exceeds the federal funds rate, the amount of such excess. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.10% per annum.

Note 11. Information Regarding Pending and Settled Legal Proceedings

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc. was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company (now known as RiverSource) mutual funds and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota (the District Court). In response to defendants' motion to dismiss the complaint, the District Court dismissed one of plaintiffs' four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants' favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals (the Eighth Circuit) on August 8, 2007. On April 8,

14

Notes to Financial Statements (continued)

Columbia Variable Portfolio – Marsico 21st Century Fund / June 30, 2011 (Unaudited)

2009, the Eighth Circuit reversed summary judgment and remanded to the District Court for further proceedings. On August 6, 2009, defendants filed a writ of certiorari with the U.S. Supreme Court (the Supreme Court), asking the Supreme Court to stay the District Court proceedings while the Supreme Court considers and rules in a case captioned Jones v. Harris Associates, which involves issues of law similar to those presented in the Gallus case. On March 30, 2010, the Supreme Court issued its ruling in Jones v. Harris Associates, and on April 5, 2010, the Supreme Court vacated the Eighth Circuit's decision in the Gallus case and remanded the case to the Eighth Circuit for further consideration in light of the Supreme Court's decision in Jones v. Harris Associates. On June 4, 2010, the Eighth Circuit remanded the Gallus case to the District Court for further consideration in light of the Supreme Court's decision in Jones v. Harris Associates. On December 9, 2010, the District Court reinstated its July 9, 2007 summary judgment order in favor of the defendants. On January 10, 2011 plaintiffs files a notice of appeal with the Eight Circuit. In response to the plaintiffs' opening appellate brief filed on March 18, 2011, the defendants filed a response brief on May 4, 2011 with the Eight Circuit. The plaintiffs filed a reply brief on May 26, 2011.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the fund's Boards of Directors/Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

15

Shareholder Meeting Results

Columbia Variable Portfolio – Marsico 21st Century Fund

At a Joint Special Meeting of Shareholders held on February 15, 2011, shareholders of the Fund, which is a series of Columbia Funds Variable Insurance Trust I, considered the proposals described below.

Proposal 1. Shareholders of Columbia Funds Variable Insurance Trust I elected each of the nominees for trustees to the Board of Trustees of Columbia Funds Variable Insurance Trust I, each to hold office for an indefinite term, as follows:

Trustee	Votes For	Votes Withheld	Abstentions
Kathleen Blatz	71,485,386	2,938,366	0
Edward J. Boudreau, Jr.	71,384,264	3,039,488	0
Pamela G. Carlton	71,399,332	3,024,420	0
William P. Carmichael	71,396,543	3,027,209	0
Patricia M. Flynn	71,511,966	2,911,785	0
William A. Hawkins	71,348,265	3,075,486	0
R. Glenn Hilliard	71,402,460	3,021,291	0
Stephen R. Lewis, Jr.	71,384,183	3,039,568	0
John F. Maher	71,324,791	3,098,960	0
John J. Nagorniak	71,382,284	3,041,467	0
Catherine James Paglia	71,467,015	2,956,737	0
Leroy C. Richie	71,297,560	3,126,191	0
Anthony M. Santomero	71,360,740	3,063,011	0
Minor M. Shaw	71,182,599	3,241,152	0
Alison Taunton-Rigby	71,355,684	3,068,067	0
William F. Truscott	71,313,088	3,110,663	0

Proposal 2. Shareholders of Columbia Funds Variable Insurance Trust I approved a proposed amendment to the Declaration of Trust of Columbia Funds Variable Insurance Trust I, which increased the maximum permissible number of trustees of the trust, as follows:

Votes For	Votes Against	Abstentions	Broker Non-Votes
67,910,789	3,560,355	2,952,607	0

16

Important Information About This Report

A description of the policies and procedures that Columbia Variable Portfolio – Marsico 21st Century Fund uses to determine how to vote proxies relating to its portfolio securities and a copy of the fund's voting records are available (i) at www.columbiamanagement.com, (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 1-800-368-0346. Information regarding how the fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC's website. Information regarding how the fund voted proxies relating to portfolio securities is also available from the fund's website, www.columbiamanagement.com.

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Columbia Management Investment Advisers, LLC serves as the investment adviser to the series of Columbia Funds Variable Insurance Trust and Columbia Funds Variable Insurance Trust I. Columbia Wanger Asset Management serves as the investment adviser to the series of Wanger Advisors Trust.

The series of Columbia Funds Variable Insurance Trust, Columbia Funds Variable Insurance Trust I and Wanger Advisors Trust (collectively the "Variable Funds") are available only through variable annuity contracts and/or variable life insurance policies issued by participating insurance companies, qualified pension and retirement plans or other eligible investors or, with respect to the series of Wanger Advisors Trust, certain eligible retirement plans. The Variable Funds are not offered to the public. Not all Variable Funds and classes are available in all contracts, policies or plans. Please contact your financial advisor or insurance representative for more information.

Please carefully consider the investment objectives, risks, charges and expenses of any Variable Fund and its related variable contract before investing. For Variable Fund and variable contract prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectuses carefully before you invest.

Columbia Variable Portfolio – Marsico 21st Century Fund
P.O. Box 8081 Boston, MA 02266-8081

C-1540 A (08/11)

This report must be accompanied or preceeded by the Fund's current prospectus. Columbia Management mutual funds are distributed by Columbia Management Investment Distributors, Inc.

©2011 Columbia Management Investment Advisers, LLC. All rights reserved.

Columbia Variable Portfolio – Marsico Focused Equities Fund

Semiannual Report for the Period Ended June 30, 2011

Not FDIC insured • No bank guarantee • May lose value

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

Performance Information

Columbia Variable Portfolio – Marsico Focused Equities Fund / June 30, 2011

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your insurance company.

Performance results reflect any fee waivers or reimbursements of fund expenses by the Investment Manager and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any.

Performance results reflect all fund expenses, but do not include any fees and expenses imposed under your variable annuity or life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.

Average annual total return as of June 30, 2011 (%)

	(cumulative) 6-month	1-year	5-year	10-year
Class 1 (03/27/98)	3.47	34.03	2.82	4.13
Class 2 (10/02/06)	3.42	33.78	2.57	4.01
S&P 500 Index	6.02	30.69	2.94	2.72

Inception date of share class is in parentheses.

Net asset value per share ($)	12/31/10	06/30/11
Class 1	16.99	17.58
Class 2	16.94	17.52

The returns shown for Class 2 shares (formerly Class B shares) include the return of the fund's Class 1 shares (formerly Class A shares – the oldest existing share class) for periods prior to October 2, 2006, the date on which Class 2 shares were first offered by the Fund. The returns shown for Class 2 shares have not been restated to reflect any expense differential, such as distribution and service (Rule 12b-1) fees between Class 1 shares and Class 2 shares. If differences in expenses were reflected, the returns shown for the periods prior October 2, 2006 would be lower.

The Standard & Poor's (S&P) 500 Index tracks the performance of 500 widely held, large-capitalization U.S. stocks.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the fund may not match those in an index.

1

Understanding Your Expenses

Columbia Variable Portfolio – Marsico Focused Equities Fund / June 30, 2011

As a Variable Portfolio fund shareholder, you incur ongoing costs, which generally include investment advisory fees, distribution (Rule 12b-1) fees for Class 2 shares and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class of the fund during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "Hypothetical" column for each share class assumes that the return each year is 5% before expenses and is calculated based on the fund's actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this period.

Estimating your actual expenses by share class

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

1. Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2. In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "Actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

01/01/11 – 06/30/11	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	1,034.70	1,019.29	5.30	5.26	1.05
Class 2	1,000.00	1,000.00	1,034.20	1,018.05	6.41	6.36	1.27

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

Had the Investment Manager and/or any of its affiliates not waived fees or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the share class of the fund. As a shareholder of the fund, you do not incur any transaction costs, such as sales charges, redemption fees or exchange fees. Expenses paid during the period do not include any insurance charges imposed by your insurance company's separate accounts.

The hypothetical examples provided are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds whose shareholders may incur transaction costs.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees, that may be incurred by shareholders of other funds. Expenses paid during the period do not include any insurance charges imposed by your insurance company's separate accounts.

2

Investment Portfolio

Columbia Variable Portfolio – Marsico Focused Equities Fund / June 30, 2011 (Unaudited)

	Shares	Value
COMMON STOCKS—95.6%
Consumer Discretionary—20.3%
Hotels, Restaurants & Leisure—8.9%
Chipotle Mexican Grill, Inc. (a)	2,858	$880,807
Starbucks Corp.	75,261	2,972,057
Wynn Resorts Ltd.	24,267	3,483,285
		7,336,149
Household Durables—0.4%
Harman International Industries, Inc.	8,385	382,105
Internet & Catalog Retail—8.1%
Amazon.com, Inc. (a)	15,781	3,227,057
priceline.com, Inc. (a)	6,719	3,439,657
		6,666,714
Media—2.9%
Time Warner, Inc.	65,211	2,371,724
Consumer Staples—2.7%
Food Products—2.7%
Mead Johnson Nutrition Co., Class A	33,134	2,238,202
Energy—11.6%
Energy Equipment & Services—3.7%
Halliburton Co.	59,175	3,017,925
Oil, Gas & Consumable Fuels—7.9%
Anadarko Petroleum Corp.	15,088	1,158,155
EOG Resources, Inc.	16,621	1,737,725
Kinder Morgan, Inc.	42,575	1,223,180
Occidental Petroleum Corp.	23,345	2,428,814
		6,547,874
Financials—5.2%
Commercial Banks—2.2%
PNC Financial Services Group, Inc.	29,720	1,771,609
Consumer Finance—3.0%
American Express Co.	47,865	2,474,620
Health Care—7.0%
Biotechnology—2.4%
Biogen Idec, Inc. (a)	18,609	1,989,674
Life Sciences Tools & Services—1.8%
Agilent Technologies, Inc. (a)	29,398	1,502,532
Pharmaceuticals—2.8%
Allergan, Inc.	27,301	2,272,808
Industrials—19.5%
Aerospace & Defense—5.6%
Goodrich Corp.	28,024	2,676,292
Precision Castparts Corp.	11,829	1,947,645
		4,623,937

	Shares	Value
Machinery—9.3%
Cummins, Inc.	27,990	$2,896,685
Danaher Corp.	41,759	2,212,810
Eaton Corp.	49,894	2,567,046
		7,676,541
Road & Rail—4.6%
Union Pacific Corp.	36,041	3,762,680
Information Technology—19.1%
Computers & Peripherals—5.1%
Apple, Inc. (a)	12,439	4,175,399
Internet Software & Services—4.0%
Baidu, Inc., ADR (a)	23,365	3,274,137
IT Services—5.4%
Accenture PLC, Class A	26,866	1,623,244
Visa, Inc., Class A	34,115	2,874,530
		4,497,774
Software—4.6%
Oracle Corp.	116,004	3,817,692
Materials—10.2%
Chemicals—6.9%
Dow Chemical Co.	86,897	3,128,292
Monsanto Co.	34,517	2,503,863
		5,632,155
Metals & Mining—3.3%
Freeport-McMoRan Copper & Gold, Inc.	51,923	2,746,727
Total Common Stocks (cost of $59,312,341)		78,778,978
	Par
SHORT-TERM OBLIGATION—8.6%
Repurchase agreement with Fixed Income Clearing Corp., dated 06/30/11, due 07/01/11 at 0.010%, collateralized by a U.S. Government Agency obligation maturing 08/18/17, market value $7,202,304 (repurchase proceeds $7,061,002)	$7,061,000	7,061,000
Total Short-Term Obligation (cost of $7,061,000)		7,061,000
Total Investments—104.2% (cost of $66,373,341) (b)		85,839,978
Other Assets & Liabilities, Net—(4.2)%		(3,454,210)
Net Assets—100.0%		$82,385,768

See Accompanying Notes to Financial Statements.

3

Investment Portfolio

Columbia Variable Portfolio – Marsico Focused Equities Fund / June 30, 2011 (Unaudited)

Notes to Investment Portfolio:

(a)  Non-income producing security.

(b)  Cost for federal income tax purposes is $66,373,341.

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

• Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

• Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

• Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy. Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Fund evaluates and determines whether those closing prices reflect fair value at the close of the New York Stock Exchange (NYSE) or require adjustment, as described in Note 2 to the financial statements – Security Valuation.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund's investments as of June 30, 2011:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Common Stocks	$78,778,978	$—	$—	$78,778,978
Total Short-Term Obligation	—	7,061,000	—	7,061,000
Total Investments	$78,778,978	$7,061,000	$—	$85,839,978

The Fund's assets assigned to the Level 2 input category represent certain short-term obligations which are valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.

There were no significant transfers of financial assets between Levels 1 and 2 during the period.

At June 30, 2011, the Fund held investments in the following sectors:

Sector	% of Net Assets
Consumer Discretionary	20.3
Industrials	19.5
Information Technology	19.1
Energy	11.6
Materials	10.2
Health Care	7.0
Financials	5.2
Consumer Staples	2.7
95.6
Short-Term Obligation	8.6
Other Assets & Liabilities, Net	(4.2)
100.0

Acronym	Name
ADR	American Depositary Receipt

See Accompanying Notes to Financial Statements.

4

Statement of Assets and Liabilities

Columbia Variable Portfolio – Marsico Focused Equities Fund / June 30, 2011 (Unaudited)

Assets
Investments, at cost	$66,373,341
Investments, at value	$85,839,978
Cash	233
Receivable for:
Investments sold	227,952
Fund shares sold	38,531
Dividends	75,869
Interest	2
Expense reimbursement due from Investment Manager	12,732
Total Assets	86,195,297
Liabilities
Payable for:
Investments purchased	3,618,434
Fund shares repurchased	4,576
Investment advisory fee	49,290
Administration fee	15,320
Pricing and bookkeeping fees	580
Transfer agent fee	3,746
Trustees' fees	54,743
Audit fee	21,427
Custody fee	1,241
Distribution and service fees	2
Chief compliance officer expenses	193
Reports to shareholders	29,319
Other liabilities	10,658
Total Liabilities	3,809,529
Net Assets	$82,385,768
Net Assets Consist of
Paid-in capital	$58,068,318
Undistributed net investment income	356,948
Accumulated net realized gain	4,493,865
Net unrealized appreciation on investments	19,466,637
Net Assets	$82,385,768
Class 1
Net assets	$82,374,938
Shares outstanding	4,684,870
Net asset value per share	$17.58
Class 2
Net assets	$10,830
Shares outstanding	618
Net asset value per share	$17.52

See Accompanying Notes to Financial Statements.

5

Statement of Operations

Columbia Variable Portfolio – Marsico Focused Equities Fund
For the Six Months Ended June 30, 2011 (Unaudited)

Investment Income
Dividends	$495,176
Interest	679
Total Investment Income	495,855
Expenses
Investment advisory fee	319,151
Administration fee	99,195
Distribution fees — Class 2	13
Transfer agent fee	25,877
Pricing and bookkeeping fees	1,868
Trustees' fees	15,372
Custody fee	4,747
Reports to shareholders	21,572
Chief compliance officer expenses	433
Other expenses	41,470
Total Expenses	529,698
Fees waived or expenses reimbursed by Investment Manager	(76,716)
Custody earnings credits	(14)
Net Expenses	452,968
Net Investment Income	42,887
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain on investments	9,393,173
Net change in unrealized appreciation (depreciation) on investments	(6,367,880)
Net Gain	3,025,293
Net Increase Resulting from Operations	$3,068,180

See Accompanying Notes to Financial Statements.

6

Statement of Changes in Net Assets

Columbia Variable Portfolio – Marsico Focused Equities Fund

Increase (Decrease) in Net Assets	(Unaudited) Six Months Ended June 30, 2011	Year Ended December 31, 2010
Operations
Net investment income	$42,887	$343,306
Net realized gain on investments	9,393,173	8,378,395
Net change in unrealized appreciation (depreciation) on investments	(6,367,880)	6,359,496
Net increase resulting from operations	3,068,180	15,081,197
Distributions to Shareholders
From net investment income:
Class 1	—	(384,753)
Class 2	—	(23)
Total distributions to shareholders	—	(384,776)
Net Capital Stock Transactions	(10,608,265)	(19,794,398)
Total decrease in net assets	(7,540,085)	(5,097,977)
Net Assets
Beginning of period	89,925,853	95,023,830
End of period	$82,385,768	$89,925,853
Undistributed net investment income at end of period	$356,948	$314,061

Capital Stock Activity

	(Unaudited) Six Months Ended June 30, 2011		Year Ended December 31, 2010
	Shares	Dollars	Shares	Dollars
Class 1
Subscriptions	59,459	$1,027,326	82,432	$1,193,037
Distributions reinvested	—	—	28,208	384,753
Redemptions	(668,090)	(11,635,591)	(1,425,487)	(21,371,745)
Net decrease	(608,631)	(10,608,265)	(1,314,847)	(19,793,955)
Class 2
Subscriptions	—	—	618	9,830
Distributions reinvested	—	—	2	23
Redemptions	—	—	(648)	(10,296)
Net decrease	—	—	(28)	(443)

See Accompanying Notes to Financial Statements.

7

Financial Highlights

Columbia Variable Portfolio – Marsico Focused Equities Fund—Class 1 Shares

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended June 30,		Year Ended December 31,
	2011(a)(b)		2010		2009		2008		2007	2006(c)(d)
Net Asset Value, Beginning of Period	$16.99		$14.38		$11.25		$22.87		$20.16	$18.62
Income from Investment Operations:
Net investment income (loss) (e)	0.01		0.06		0.05		0.07		(0.03)	0.02
Net realized and unrealized gain (loss) on investments and foreign currency	0.58		2.62		3.16		(8.58)		2.76	1.52
Total from investment operations	0.59		2.68		3.21		(8.51)		2.73	1.54
Less Distributions to Shareholders:
From net investment income	—		(0.07)		(0.08)		(0.02)		(0.02)	—
From net realized gains	—		—		—		(3.09)		—	—
Total distributions to shareholders	—		(0.07)		(0.08)		(3.11)		(0.02)	—
Net Asset Value, End of Period	$17.58		$16.99		$14.38		$11.25		$22.87	$20.16
Total return (f)	3.47	%(g)(h)	18.72	%(h)	28.67	%(h)	(41.30	)%(h)	13.57%	8.27	%(h)
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (i)	1.05	%(j)	1.05%		1.10%		1.09%		1.06%	1.05%
Waiver/Reimbursement	0.18	%(j)	0.13%		0.08%		0.01%		—	0.18%
Net investment income (loss) (i)	0.10	%(j)	0.39%		0.44%		0.41%		(0.16)%	0.12%
Portfolio turnover rate	56	%(g)	78%		72%		78%		62%	67%
Net assets, end of period (000s)	$82,375		$89,915		$95,015		$92,121		$199,209	$206,896

(a)  On May 2, 2011, Columbia Marsico Focused Equities Fund, Variable Series was renamed Columbia Variable Portfolio – Marsico Focused Equities Fund.

(b)  On May 2, 2011, the Fund's Class A shares were renamed Class 1 shares.

(c)  On May 1, 2006, Nations Marsico Focused Equities Portfolio was renamed Columbia Marsico Focused Equities Fund, Variable Series.

(d)  On October 2, 2006, the Fund's Share class was renamed Class A shares.

(e)  Per share data was calculated using the average shares outstanding during the period.

(f)  Total return at net asset value assuming all distributions reinvested.

(g)  Not annualized.

(h)  Had the Investment Manager and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(i)  The benefits derived from custody credits had an impact of less than 0.01%.

(j)  Annualized.

See Accompanying Notes to Financial Statements.

8

Financial Highlights

Columbia Variable Portfolio – Marsico Focused Equities Fund—Class 2 Shares

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended June 30,		Year Ended December 31,							Period Ended December 31,
	2011(a)(b)		2010		2009		2008		2007	2006(c)(d)
Net Asset Value, Beginning of Period	$16.94		$14.34		$11.20		$22.83		$20.15	$18.50
Income from Investment Operations:
Net investment income (loss) (e)	(0.01)		0.02		0.02		0.03		(0.08)	0.02
Net realized and unrealized gain (loss) on investments and foreign currency	0.59		2.62		3.16		(8.57)		2.76	1.63
Total from investment operations	0.58		2.64		3.18		(8.54)		2.68	1.65
Less Distributions to Shareholders:
From net investment income	—		(0.04)		(0.04)		—		—	—
From net realized gains	—		—		—		(3.09)		—	—
Total distributions to shareholders	—		(0.04)		(0.04)		(3.09)		—	—
Net Asset Value, End of Period	$17.52		$16.94		$14.34		$11.20		$22.83	$20.15
Total return (f)	3.42	%(g)(h)	18.44	%(h)	28.42	%(h)	(41.49	)%(h)	13.30%	8.92	%(g)(h)
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (i)	1.27	%(j)	1.30%		1.35%		1.34%		1.31%	1.37	%(j)
Waiver/Reimbursement	0.18	%(j)	0.13%		0.08%		0.01%		—	—	%(j)(k)
Net investment income (loss) (i)	(0.11	)%(j)	0.17%		0.19%		0.15%		(0.39)%	0.39	%(j)
Portfolio turnover rate	56	%(g)	78%		72%		78%		62%	67	%(g)
Net assets, end of period (000s)	$11		$10		$9		$7		$12	$11

(a)  On May 2, 2011, Columbia Marsico Focused Equities Fund, Variable Series was renamed Columbia Variable Portfolio – Marsico Focused Equities Fund.

(b)  On May 2, 2011, the Fund's Class B shares were renamed Class 2 shares.

(c)  On May 1, 2006, Nations Marsico Focused Equities Portfolio was renamed Columbia Marsico Focused Equities Fund, Variable Series.

(d)  Class B shares commenced operations on October 2, 2006.

(e)  Per share data was calculated using the average shares outstanding during the period.

(f)  Total return at net asset value assuming all distributions reinvested.

(g)  Not annualized.

(h)  Had the Investment Manager and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(i)  The benefits derived from custody credits had an impact of less than 0.01% except for the period ended December 31, 2006 which had an impact of 0.02%.

(j)  Annualized.

(k)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

9

Notes to Financial Statements

Columbia Variable Portfolio – Marsico Focused Equities Fund / June 30, 2011 (Unaudited)

Note 1. Organization

Columbia Variable Portfolio – Marsico Focused Equities Fund (the Fund), formerly Columbia Marsico Focused Equities Fund, Variable Series, a series of Columbia Funds Variable Insurance Trust I (the Trust), is a non-diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. On May 2, 2011, Columbia Marsico Focused Equities Fund, Variable Series was renamed Columbia Variable Portfolio – Marsico Focused Equities Fund.

Investment Objective—The Fund seeks long-term growth of capital.

Fund Shares—The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1 and Class 2 shares to separate accounts funding variable annuity contracts and/or variable life insurance policies issued by affiliated and unaffiliated life insurance companies as well as qualified pension and retirement plans and other qualified institutional investors (collectively, Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You invest by participating in a qualified plan or buying a contract and making allocations to the Fund. All share classes have identical voting, dividend and liquidation rights. Each share class has its own expense structure. On May 2, 2011, Class A and Class B shares of the Fund were renamed Class 1 and Class 2 shares, respectively.

Note 2. Summary of Significant Accounting Policies

Use of Estimates—The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation—Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and asked prices on such exchanges or markets.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par upon reaching 60 days to maturity. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade. If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (NYSE). The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Occasionally, events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund's net asset value. If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

Foreign Currency Transactions and Translations—The values of all assets and liabilities quoted in foreign currencies are translated into U.S. dollars at that day's exchange rates. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains

10

Notes to Financial Statements (continued)

Columbia Variable Portfolio – Marsico Focused Equities Fund / June 30, 2011 (Unaudited)

(losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments on the Statement of Operations.

Repurchase Agreements—The Fund may engage in repurchase agreement transactions with institutions that the Investment Manager has determined are creditworthy. The Fund, through the custodian, receives delivery of the underlying securities collateralizing a repurchase agreement. The Investment Manager is responsible for determining that the collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays in or restrictions on the Fund's ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Security Transactions—Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition—Interest income is recorded on the accrual basis. Market premium and discount are amortized and accreted, respectively, on all debt securities, unless otherwise noted. Original issue discount is accreted to interest income over the life of the security with a corresponding increase in the cost basis, if any.

Corporate actions and dividend income are recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.

Expenses—General expenses of the Trust are allocated to the Fund and other series of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to a specific class of shares are charged to that share class. Expenses directly attributable to the Fund are charged to the Fund.

Determination of Class Net Asset Value—All income, expenses (other than class-specific expenses which are charged directly to a share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status—The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, because the Fund's sole shareholders are Qualified Investors, the Fund expects not to be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Foreign Taxes—The Fund may be subject to foreign taxes on income and/or gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, at rates ranging from approximately 10% to 15%. The Fund accrues for such foreign taxes on net realized and unrealized gains at the appropriate rate for each jurisdiction.

Distributions to Shareholders—Distributions from net investment income, if any, are declared and paid at least annually. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP. All dividends and distributions are reinvested in additional shares of the applicable class of the Fund at net asset value as of the ex-date of the distribution.

Indemnifications—Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

Note 3. Federal Tax Information

The tax character of distributions paid during the year ended December 31, 2010 was as follows:

Distributions paid from:
Ordinary Income*	$384,776

*  For tax purposes short-term capital gain distributions, if any, are considered ordinary income distributions.

11

Notes to Financial Statements (continued)

Columbia Variable Portfolio – Marsico Focused Equities Fund / June 30, 2011 (Unaudited)

Unrealized appreciation and depreciation at June 30, 2011, based on cost of investments for federal income tax purposes were:

Unrealized appreciation	$19,927,481
Unrealized depreciation	(460,844)
Net unrealized appreciation	$19,466,637

The following capital loss carryforwards, determined as of December 31, 2010, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Capital Loss Carryforward
2017	$3,973,225

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). The Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 4. Fees and Compensation Paid to Affiliates

Investment Management Fee—Under an Investment Management Services Agreement (IMSA), Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), is responsible for the management of the Fund. Day-to-day portfolio management of the Fund is provided by the Fund's subadviser, Marsico Capital Management, LLC (Marsico). See Subadvisory Agreement note below. The annual management fee is equal to a percentage of the Fund's average net assets that declines from 0.74% to 0.55% as the Fund's net assets increase.

To the extent that the Fund is not benefitting from a separate contractual expense limitation arrangement, the Investment Manager has contractually agreed to waive a portion of its management fees through April 30, 2012. The waiver amount is equal to a percentage of the Fund's pro-rata portion of the combined average daily net assets of the Fund and certain other affiliated funds (collectively, combined average daily net assets) at a rate that increases from 0.00% to 0.10% as the combined daily net assets increase. For purposes of the calculation, combined average daily net assets are the aggregate assets in the following Columbia Funds: (i) Columbia Variable Portfolio – Marsico 21st Century Fund (formerly Columbia Marsico 21st Century Fund, Variable Series); (ii) Columbia Variable Portfolio – Marsico Focused Equities Fund (formerly Columbia Marsico Focused Equities Fund, Variable Series); (iii) Columbia Variable Portfolio – Marsico Growth Fund (formerly Columbia Marsico Growth Fund, Variable Series); (iv) Columbia Marsico 21st Century Fund; (v) Columbia Marsico Focused Equities Fund; (vi) Columbia Marsico Growth Fund; and (vii) any future Columbia U.S. equity fund sub-advised by Marsico which Columbia and Marsico mutually agree in writing.

The annualized effective management fee rate, net of any fee waivers, for the six month period ended June 30, 2011, was 0.74% of the Fund's average daily net assets.

Subadvisory Agreement—The Investment Manager has a Subadvisory Agreement with Marsico to subadvise the assets of the Fund. The Investment Manager contracts with and compensates Marsico to manage the investments of the Fund's assets.

Administration Fee—Under an Administrative Services Agreement, the Investment Manager serves as the Fund Administrator. The Fund pays the Fund Administrator an annual fee for administration and accounting services equal to 0.23% of the Fund's average daily net assets less the fees payable by the Fund as described under the Pricing and Bookkeeping Fees note below.

The annualized effective administration fee rate for the six month period ended June 30, 2011, was 0.23% of the Fund's average daily net assets.

Pricing and Bookkeeping Fees—The Fund entered into a Financial Reporting Services Agreement (the Financial Reporting Services Agreement) with State Street Bank and Trust Company (State Street) and the Investment Manager pursuant to which State Street provides financial reporting services to the Fund. The Fund also entered into an Accounting Services Agreement (collectively with the Financial Reporting Services Agreement, the State Street Agreements) with State Street and the Investment Manager pursuant to which State Street provides accounting services to the Fund. Under the State Street Agreements, the Fund pays State Street an annual fee of $38,000 paid monthly plus an additional monthly fee based on an annualized percentage rate of average daily net assets of the Fund for the month. The aggregate fee will not exceed $140,000 per year (exclusive of out-of-pocket expenses and charges). The Fund also reimburses State Street for certain out-of-pocket expenses and charges. Effective July 11, 2011, these services are provided under the Administrative Services Agreement discussed above and the Fund no longer pays State Street a fee for pricing and bookkeeping services.

Transfer Agent Fee—Under a Transfer Agency Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise

12

Notes to Financial Statements (continued)

Columbia Variable Portfolio – Marsico Focused Equities Fund / June 30, 2011 (Unaudited)

Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

The Transfer Agent receives monthly account-based service fees based on the number of open accounts and is reimbursed by the Fund for the fees and expenses the Transfer Agent pays to financial intermediaries that maintain omnibus accounts with the Fund that is a percentage of the average aggregate value of the Fund's shares maintained in each such omnibus account (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., which are paid a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of pocket fees). The Transfer Agent also receives compensation from fees for various shareholder services and reimbursements for certain out-of -pocket expenses.

For the six month period ended June 30, 2011, the Fund's annualized effective transfer agent fee rate for each class was 0.06% of the Fund's average daily net assets.

Distribution Fee—The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Pursuant to Rule 12b-1 under the 1940 Act, the Board of Trustees has approved, and the Fund has adopted a distribution plan (the Plan) for Class 2 shares. The Plan requires the payment of a monthly distribution fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class 2 shares of the Fund. The distribution fee is calculated daily and is intended to compensate the Distributor for selling shares of the Fund.

Fee Waivers and Expense Reimbursements—Effective May 1, 2011, the Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), through April 30, 2012, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, do not exceed the following annual rates as a percentage of each class' average daily net assets:

Class 1	1.05%
Class 2	1.30

Under the agreement, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in other affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Fund's Board of Trustees. This agreement may be modified or amended only with approval from all parties.

Prior to May 1, 2011, the Investment Manager voluntarily agreed to reimburse a portion of the Fund's expenses (excluding certain expenses, such as any distribution fees, brokerage commissions, interest, taxes, and extraordinary expenses, if any) so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, did not exceed 1.05% of the Fund's average daily net assets on an annualized basis.

Fees Paid to Officers and Trustees—All officers of the Fund are employees of the Investment Manager or its affiliates and, with the exception of the Fund's Chief Compliance Officer, receive no compensation from the Fund. The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund, along with other affiliated funds, pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Fund's expenses for the Chief Compliance Officer will not exceed $15,000 per year.

Trustees are compensated for their services to the Fund, as set forth on the Statement of Operations. The Trust's eligible Trustees may participate in a non-qualified deferred compensation plan which may be terminated at any time. Any payments to plan participants are paid solely out of the Fund's assets. Income earned on the plan participant's deferral account is based on the rate of return of the eligible mutual funds selected by the participant or, if no funds are selected, on the rate of return of Columbia Money Market Fund. Trustees' fees deferred during the current period as well as any gains or losses on the trustees' deferred compensation balances as a result of market fluctuations are included in "Trustees' fees'' on the Statement of Operations. Liabilities under the deferred compensation plan are included in "Trustees' fees'' on the Statement of Assets and Liabilities.

Note 5. Custody Credits

The Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits.

13

Notes to Financial Statements (continued)

Columbia Variable Portfolio – Marsico Focused Equities Fund / June 30, 2011 (Unaudited)

These credits are recorded as a reduction of total expenses on the Statement of Operations. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

Note 6. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations, aggregated $47,721,961 and $61,348,745, respectively, for the six month period ended June 30, 2011.

Note 7. Shareholder Concentration

As of June 30, 2011, two shareholder accounts owned 92.5% of the outstanding shares of the Fund. Purchase and redemption activity of these accounts may have a significant effect on the operations of the Fund.

Note 8. Line of Credit

The Fund and other affiliated funds participate in a $100 million committed, unsecured revolving line of credit provided by State Street. The maximum amount that may be borrowed by any fund is limited to the lesser of $80 million and the fund's borrowing limit set forth in the fund's registration statement (Borrowing Limit). For the period May 16, 2011, through June 26, 2011, the collective borrowing amount of the commitment was $150 million and the maximum amount that may have been borrowed by any fund was limited to the lesser of $120 million and the fund's Borrowing Limit. For the period March 28, 2011 through May 15, 2011, the collective borrowing amount of the commitment was $225 million and the maximum amount that may have been borrowed by any fund was limited to the lesser of $200 million and the fund's Borrowing Limit. Prior to March 28, 2011, the collective borrowing amount of the commitment was $280 million. Borrowings are available for short-term liquidity or temporary or emergency purposes.

Interest is charged to each participating fund based on the fund's borrowings at a rate per annum equal to the greater of the Federal Funds Rate plus 1.25% or the overnight LIBOR Rate plus 1.25%. In addition, a commitment fee of 0.125% per annum is accrued and apportioned among the participating funds pro rata based on their relative net assets.

For the six month period ended June 30, 2011, the Fund did not borrow under these arrangements.

Note 9. Significant Risks and Contingencies

Non-Diversified Risk—The Fund is a non-diversified fund, which generally means that it may invest a greater percentage of its total assets in the securities of fewer issuers than a "diversified" fund. This increases the risk that a change in the value of any one investment held by the Fund could affect the overall value of the Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the Fund's value will likely be more volatile than the value of more diversified funds. The Fund may not operate as a non-diversified fund at all times.

Foreign Securities Risk—Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities. Investing in emerging markets may accentuate these risks.

Note 10. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued. Other than as noted below and in Note 4 above, there were no items requiring adjustment of the financial statements or additional disclosure.

Effective July 11, 2011, the Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A. (the Administrative Agent). The credit facility replaced the prior credit facility with State Street. The credit facility agreement, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $422.5 million. The collective borrowing amount will increase during the third quarter of 2011 to a collective borrowing amount of $500 million.

Interest is charged to each fund based on its borrowings at a rate equal to the sum of the federal funds rate plus (i) 1.25% per annum plus (ii) if one-month LIBOR exceeds the federal funds rate, the amount of such excess. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.10% per annum.

Note 11. Information Regarding Pending and Settled Legal Proceedings

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc. was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company (now known as RiverSource) mutual funds and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940.

14

Notes to Financial Statements (continued)

Columbia Variable Portfolio – Marsico Focused Equities Fund / June 30, 2011 (Unaudited)

The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota (the District Court). In response to defendants' motion to dismiss the complaint, the District Court dismissed one of plaintiffs' four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants' favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals (the Eighth Circuit) on August 8, 2007. On April 8, 2009, the Eighth Circuit reversed summary judgment and remanded to the District Court for further proceedings. On August 6, 2009, defendants filed a writ of certiorari with the U.S. Supreme Court (the Supreme Court), asking the Supreme Court to stay the District Court proceedings while the Supreme Court considers and rules in a case captioned Jones v. Harris Associates, which involves issues of law similar to those presented in the Gallus case. On March 30, 2010, the Supreme Court issued its ruling in Jones v. Harris Associates, and on April 5, 2010, the Supreme Court vacated the Eighth Circuit's decision in the Gallus case and remanded the case to the Eighth Circuit for further consideration in light of the Supreme Court's decision in Jones v. Harris Associates. On June 4, 2010, the Eighth Circuit remanded the Gallus case to the District Court for further consideration in light of the Supreme Court's decision in Jones v. Harris Associates. On December 9, 2010, the District Court reinstated its July 9, 2007 summary judgment order in favor of the defendants. On January 10, 2011 plaintiffs files a notice of appeal with the Eight Circuit. In response to the plaintiffs' opening appellate brief filed on March 18, 2011, the defendants filed a response brief on May 4, 2011 with the Eight Circuit. The plaintiffs filed a reply brief on May 26, 2011.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the fund's Boards of Directors/Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

15

Shareholder Meeting Results

Columbia Variable Portfolio – Marsico Focused Equities Fund

At a Joint Special Meeting of Shareholders held on February 15, 2011, shareholders of the Fund, which is a series of Columbia Funds Variable Insurance Trust I, considered the proposals described below.

Proposal 1. Shareholders of Columbia Funds Variable Insurance Trust I elected each of the nominees for trustees to the Board of Trustees of Columbia Funds Variable Insurance Trust I, each to hold office for an indefinite term, as follows:

Trustee	Votes For	Votes Withheld	Abstentions
Kathleen Blatz	71,485,386	2,938,366	0
Edward J. Boudreau, Jr.	71,384,264	3,039,488	0
Pamela G. Carlton	71,399,332	3,024,420	0
William P. Carmichael	71,396,543	3,027,209	0
Patricia M. Flynn	71,511,966	2,911,785	0
William A. Hawkins	71,348,265	3,075,486	0
R. Glenn Hilliard	71,402,460	3,021,291	0
Stephen R. Lewis, Jr.	71,384,183	3,039,568	0
John F. Maher	71,324,791	3,098,960	0
John J. Nagorniak	71,382,284	3,041,467	0
Catherine James Paglia	71,467,015	2,956,737	0
Leroy C. Richie	71,297,560	3,126,191	0
Anthony M. Santomero	71,360,740	3,063,011	0
Minor M. Shaw	71,182,599	3,241,152	0
Alison Taunton-Rigby	71,355,684	3,068,067	0
William F. Truscott	71,313,088	3,110,663	0

Proposal 2. Shareholders of Columbia Funds Variable Insurance Trust I approved a proposed amendment to the Declaration of Trust of Columbia Funds Variable Insurance Trust I, which increased the maximum permissible number of trustees of the trust, as follows:

Votes For	Votes Against	Abstentions	Broker Non-Votes
67,910,789	3,560,355	2,952,607	0

16

Important Information About This Report

A description of the policies and procedures that Columbia Variable Portfolio – Marsico Focused Equities Fund uses to determine how to vote proxies relating to its portfolio securities and a copy of the fund's voting records are available (i) at www.columbiamanagement.com, (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 1-800-368-0346. Information regarding how the fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC's website. Information regarding how the fund voted proxies relating to portfolio securities is also available from the fund's website, www.columbiamanagement.com.

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Columbia Management Investment Advisers, LLC serves as the investment adviser to the series of Columbia Funds Variable Insurance Trust and Columbia Funds Variable Insurance Trust I. Columbia Wanger Asset Management serves as the investment adviser to the series of Wanger Advisors Trust.

The series of Columbia Funds Variable Insurance Trust, Columbia Funds Variable Insurance Trust I and Wanger Advisors Trust (collectively the "Variable Funds") are available only through variable annuity contracts and/or variable life insurance policies issued by participating insurance companies, qualified pension and retirement plans or other eligible investors or, with respect to the series of Wanger Advisors Trust, certain eligible retirement plans. The Variable Funds are not offered to the public. Not all Variable Funds and classes are available in all contracts, policies or plans. Please contact your financial advisor or insurance representative for more information.

Please carefully consider the investment objectives, risks, charges and expenses of any Variable Fund and its related variable contract before investing. For Variable Fund and variable contract prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectuses carefully before you invest.

Columbia Variable Portfolio – Marsico Focused Equities Fund
P.O. Box 8081 Boston, MA 02266-8081

C-1545 A (08/11)

This report must be accompanied or preceeded by the Fund's current prospectus. Columbia Management mutual funds are distributed by Columbia Management Investment Distributors, Inc.

©2011 Columbia Management Investment Advisers, LLC. All rights reserved.

Columbia Variable Portfolio – Marsico Growth Fund

Semiannual Report for the Period Ended June 30, 2011

Not FDIC insured • No bank guarantee • May lose value

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

Performance Information

Columbia Variable Portfolio – Marsico Growth Fund / June 30, 2011

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your insurance company.

Performance results reflect any fee waivers or reimbursements of fund expenses by the Investment Manager and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any.

Performance results reflect all fund expenses, but do not include any fees and expenses imposed under your variable annuity or life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.

Average annual total return as of June 30, 2011 (%)

	(cumulative) 6-month	1-year	5-year	10-year
Class 1 (03/27/98)	5.46	36.40	4.45	4.28
Class 2 (10/02/06)	5.36	36.06	4.20	4.16
S&P 500 Index	6.02	30.69	2.94	2.72

Inception date of share class is in parentheses.

Net asset value per share ($)	12/31/10	06/30/11
Class 1	20.53	21.65
Class 2	20.52	21.62

The returns shown for Class 2 shares (formerly Class B shares) include the returns of the fund's Class 1 shares (formerly Class A shares – the oldest existing share class) for periods prior to October 2, 2006, the date on which Class 2 shares were first offered by the Fund. The returns shown for Class 2 shares have not been restated to reflect any expense differential, such as distribution (Rule 12b-1) fees, between Class 1 shares and Class 2 shares. If differences in expenses had been reflected, the returns for Class 2 shares shown for the periods prior to October 2, 2006 would be lower.

The Standard & Poor's (S&P) 500 Index tracks the performance of 500 widely held, large-capitalization U.S. stocks.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the fund may not match those in an index.

1

Understanding Your Expenses

Columbia Variable Portfolio – Marsico Growth Fund / June 30, 2011

As a Variable Portfolio fund shareholder, you incur ongoing costs, which generally include investment advisory fees, distribution (Rule 12b-1) fees for Class 2 shares and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class of the fund during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "Hypothetical" column for each share class assumes that the return each year is 5% before expenses and is calculated based on the fund's actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this period.

Estimating your actual expenses by share class

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

1. Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2. In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "Actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

01/01/11 – 06/30/11	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	1,054.60	1,019.84	5.09	5.01	1.00
Class 2	1,000.00	1,000.00	1,053.60	1,018.60	6.36	6.26	1.25

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

Had the Investment Manager and/or any of its affiliates not waived fees or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the share class of the fund. As a shareholder of the fund, you do not incur any transaction costs, such as sales charges, redemption fees or exchange fees. Expenses paid during the period do not include any insurance charges imposed by your insurance company's separate accounts.

The hypothetical examples provided are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds whose shareholders may incur transaction costs.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees, that may be incurred by shareholders of other funds. Expenses paid during the period do not include any insurance charges imposed by your insurance company's separate accounts.

2

Investment Portfolio

Columbia Variable Portfolio – Marsico Growth Fund / June 30, 2011 (Unaudited)

	Shares	Value
COMMON STOCKS—97.5%
Consumer Discretionary—33.5%
Distributors—0.6%
Li & Fung Ltd.	1,064,000	$2,126,605
Diversified Consumer Services—0.4%
Sotheby's	37,757	1,642,430
Hotels, Restaurants & Leisure—9.9%
McDonald's Corp.	107,181	9,037,502
Starbucks Corp.	236,925	9,356,168
Starwood Hotels & Resorts Worldwide, Inc.	157,412	8,821,368
Wynn Resorts Ltd.	27,966	4,014,240
Yum! Brands, Inc. (a)	91,132	5,034,132
		36,263,410
Internet & Catalog Retail—6.1%
Amazon.com, Inc. (a)	47,289	9,670,128
priceline.com, Inc. (a)	25,094	12,846,371
		22,516,499
Media—3.4%
Time Warner, Inc.	343,768	12,502,842
Specialty Retail—6.1%
O'Reilly Automotive, Inc. (a)	20,152	1,320,157
Tiffany & Co.	107,938	8,475,292
TJX Companies, Inc.	242,075	12,716,200
		22,511,649
Textiles, Apparel & Luxury Goods—7.0%
Cie Financiere Richemont SA, ADR	1,369,604	8,998,298
Coach, Inc.	90,590	5,791,419
NIKE, Inc., Class B	122,888	11,057,462
		25,847,179
Consumer Staples—3.6%
Food Products—2.1%
Green Mountain Coffee Roasters, Inc. (a)	41,836	3,734,282
Mead Johnson Nutrition Co., Class A	57,104	3,857,375
		7,591,657
Personal Products—1.5%
Estée Lauder Companies, Inc., Class A	53,570	5,635,028
Energy—7.5%
Energy Equipment & Services—2.1%
Halliburton Co.	151,087	7,705,437
Oil, Gas & Consumable Fuels—5.4%
Anadarko Petroleum Corp.	33,729	2,589,038
Continental Resources, Inc. (a)	55,700	3,615,487
EOG Resources, Inc.	43,242	4,520,951
Occidental Petroleum Corp.	88,127	9,168,733
		19,894,209

	Shares	Value
Financials—4.3%
Commercial Banks—4.3%
PNC Financial Services Group, Inc.	135,467	$8,075,188
U.S. Bancorp	303,545	7,743,433
		15,818,621
Health Care—4.4%
Biotechnology—1.9%
Biogen Idec, Inc. (a)	66,547	7,115,205
Life Sciences Tools & Services—2.5%
Agilent Technologies, Inc. (a)	175,731	8,981,612
Industrials—14.7%
Aerospace & Defense—3.4%
General Dynamics Corp.	41,526	3,094,518
Precision Castparts Corp.	56,445	9,293,669
		12,388,187
Electrical Equipment—2.5%
Rockwell Automation, Inc.	108,137	9,381,966
Machinery—5.8%
Cummins, Inc.	54,037	5,592,289
Danaher Corp.	146,133	7,743,588
Eaton Corp.	159,343	8,198,197
		21,534,074
Road & Rail—3.0%
Union Pacific Corp.	105,316	10,994,990
Information Technology—15.5%
Communications Equipment—1.6%
Acme Packet, Inc. (a)	55,927	3,922,161
F5 Networks, Inc. (a)	15,982	1,762,015
		5,684,176
Computers & Peripherals—3.9%
Apple, Inc. (a)	43,000	14,433,810
Internet Software & Services—4.2%
Baidu, Inc., ADR (a)	90,272	12,649,815
Youku.com, Inc., ADR (a)	85,387	2,933,044
		15,582,859
IT Services—0.6%
Visa, Inc., Class A	26,877	2,264,656
Software—5.2%
Oracle Corp.	443,789	14,605,096
Salesforce.com, Inc. (a)	31,350	4,670,523
		19,275,619

See Accompanying Notes to Financial Statements.

3

Investment Portfolio (continued)

Columbia Variable Portfolio – Marsico Growth Fund / June 30, 2011 (Unaudited)

	Shares	Value
Materials—14.0%
Chemicals—13.0%
Dow Chemical Co.	360,003	$12,960,108
Monsanto Co.	143,090	10,379,748
PPG Industries, Inc.	111,943	10,163,305
Praxair, Inc.	132,412	14,352,137
		47,855,298
Metals & Mining—1.0%
Freeport-McMoRan Copper & Gold, Inc.	68,977	3,648,883
Total Common Stocks (cost of $254,218,026)		359,196,901
PREFERRED STOCK—0.5%
Financials—0.5%
Commercial Banks—0.5%
Wells Fargo & Co., Series J, 8.000%	61,875	1,769,006
Total Preferred Stock (cost of $1,642,744)		1,769,006
	Par
SHORT-TERM OBLIGATION—8.2%
Repurchase agreement with Fixed Income Clearing Corp., dated 06/30/11, due 07/01/11 at 0.010%, collateralized by a U.S. Government Agency obligation maturing 08/11/17, market value $30,777,450 (repurchase proceeds $30,173,008)	$30,173,000	30,173,000
Total Short-Term Obligation (cost of $30,173,000)		30,173,000
Total Investments—106.2% (cost of $286,033,770) (b)		391,138,907
Other Assets & Liabilities, Net—(6.2)%		(22,890,511)
Net Assets—100.0%		$368,248,396

Notes to Investment Portfolio:

(a)  Non-income producing security.

(b)  Cost for federal income tax purposes is $286,033,770.

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

• Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

• Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

• Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy. Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Fund evaluates and determines whether those closing prices reflect fair value at the close of the New York Stock Exchange (NYSE) or require adjustment, as described in Note 2 to the financial statements – Security Valuation.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund's investments as of June 30, 2011:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Consumer Discretionary	$121,284,009	$2,126,605	$—	$123,410,614
Consumer Staples	13,226,685	—	—	13,226,685
Energy	27,599,646	—	—	27,599,646
Financials	15,818,621	—	—	15,818,621
Health Care	16,096,817	—	—	16,096,817
Industrials	54,299,217	—	—	54,299,217

See Accompanying Notes to Financial Statements.

4

Investment Portfolio (continued)

Columbia Variable Portfolio – Marsico Growth Fund / June 30, 2011 (Unaudited)

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Information Technology	$57,241,120	$—	$—	$57,241,120
Materials	51,504,181	—	—	51,504,181
Total Common Stocks	357,070,296	2,126,605	—	359,196,901
Total Preferred Stock	1,769,006	—	—	1,769,006
Total Short-Term Obligation	—	30,173,000	—	30,173,000
Total Investments	$358,839,302	$32,299,605	$—	$391,138,907

The Fund's assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through its correlation to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The models utilized by the third party statistical pricing service take into account a security's correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

There were no significant transfers of financial assets between Levels 1 and 2 during the period.

At June 30, 2011, the Fund held investments in the following sectors:

Sector	% of Net Assets
Consumer Discretionary	33.5
Information Technology	15.5
Industrials	14.7
Materials	14.0
Energy	7.5
Financials	4.8
Health Care	4.4
Consumer Staples	3.6
98.0
Short-Term Obligation	8.2
Other Assets & Liabilities, Net	(6.2)
100.0

Acronym	Name
ADR	American Depositary Receipt

See Accompanying Notes to Financial Statements.

5

Statement of Assets and Liabilities

Columbia Variable Portfolio – Marsico Growth Fund / June 30, 2011 (Unaudited)

Assets
Investments, at cost	$286,033,770
Investments, at value	$391,138,907
Cash	204
Foreign currency (cost of $35,582)	35,550
Receivable for:
Investments sold	120,711
Fund shares sold	7,702
Dividends	327,225
Interest	8
Expense reimbursement due from Investment Manager	58,258
Total Assets	391,688,565
Liabilities
Payable for:
Investments purchased	22,266,941
Fund shares repurchased	624,614
Investment advisory fee	287,503
Administration fee	80,334
Pricing and bookkeeping fees	75
Transfer agent fee	16,686
Trustees' fees	66,732
Distribution fees — Class 2	6,269
Chief compliance officer expenses	22
Reports to shareholders	60,093
Other liabilities	30,900
Total Liabilities	23,440,169
Net Assets	$368,248,396
Net Assets Consist of
Paid-in capital	$331,218,962
Undistributed net investment income	215,443
Accumulated net realized loss	(68,291,114)
Net unrealized appreciation (depreciation) on:
Investments	105,105,137
Foreign currency translations	(32)
Net Assets	$368,248,396
Class 1
Net assets	$334,843,639
Shares outstanding	15,464,500
Net asset value per share	$21.65
Class 2
Net assets	$33,404,757
Shares outstanding	1,545,129
Net asset value per share	$21.62

See Accompanying Notes to Financial Statements.

6

Statement of Operations

Columbia Variable Portfolio – Marsico Growth Fund
For the Six Months Ended June 30, 2011 (Unaudited)

Investment Income
Dividends	$2,119,445
Interest	1,150
Total Investment Income	2,120,595
Expenses
Investment advisory fee	1,374,993
Administration fee	427,363
Distribution fees — Class 2	39,782
Transfer agent fee	111,486
Pricing and bookkeeping fees	2,057
Trustees' fees	21,572
Custody fee	8,079
Chief compliance officer expenses	243
Other expenses	116,249
Expenses before interest expense	2,101,824
Interest expense	228
Total Expenses	2,102,052
Fees waived or expenses reimbursed by Investment Manager	(196,885)
Custody earnings credit	(15)
Net Expenses	1,905,152
Net Investment Income	215,443
Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency
Net realized gain on:
Investments	38,067,043
Foreign currency transactions	325
Net realized gain	38,067,368
Net change in unrealized appreciation (depreciation) on:
Investments	(18,318,068)
Foreign currency translations	(32)
Net change in unrealized appreciation (depreciation)	(18,318,100)
Net Gain	19,749,268
Net Increase Resulting from Operations	$19,964,711

See Accompanying Notes to Financial Statements.

7

Statement of Changes in Net Assets

Columbia Variable Portfolio – Marsico Growth Fund

Increase (Decrease) in Net Assets	(Unaudited) Six Months Ended June 30, 2011	Year Ended December 31, 2010
Operations
Net investment income	$215,443	$553,494
Net realized gain on investments and foreign currency transactions	38,067,368	343,002,756
Net change in unrealized depreciation on investments and foreign currency translations	(18,318,100)	(281,918,706)
Net increase resulting from operations	19,964,711	61,637,544
Distributions to Shareholders
From net investment income:
Class 1	—	(1,684,315)
Class 2	—	(11,917)
Total distributions to shareholders	—	(1,696,232)
Net Capital Stock Transactions	(27,335,597)	(1,897,068,160)
Total decrease in net assets	(7,370,886)	(1,837,126,848)
Net Assets
Beginning of period	375,619,282	2,212,746,130
End of period	$368,248,396	$375,619,282
Undistributed net investment income at end of period	$215,443	$—
Capital Stock Activity

	(Unaudited) Six Months Ended June 30, 2011		Year Ended December 31, 2010
	Shares	Dollars	Shares	Dollars
Class 1
Subscriptions	126,860	$2,685,918	4,422,237	$76,750,516
Distributions reinvested	—	—	96,803	1,684,315
Redemptions	(1,479,019)	(31,291,707)	(117,146,214)	(1,976,087,599)
Net decrease	(1,352,159)	(28,605,789)	(112,627,174)	(1,897,652,768)
Class 2
Subscriptions	135,915	2,846,324	314,507	5,581,793
Distributions reinvested	—	—	695	11,917
Redemptions	(74,491)	(1,576,132)	(271,632)	(5,009,102)
Net increase	61,424	1,270,192	43,570	584,608

See Accompanying Notes to Financial Statements.

8

Financial Highlights

Columbia Variable Portfolio – Marsico Growth Fund—Class 1 Shares

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended June 30,		Year Ended December 31,
	2011(a)(b)		2010		2009	2008		2007	2006(c)(d)
Net Asset Value, Beginning of Period	$20.53		$16.91		$13.45	$22.28		$18.98	$17.89
Income from Investment Operations:
Net investment income (e)	0.01		0.01		0.08	0.09		0.11	0.04
Net realized and unrealized gain (loss) on investments and foreign currency	1.11		3.63	(f)	3.49	(8.86)		3.21	1.05
Total from investment operations	1.12		3.64		3.57	(8.77)		3.32	1.09
Less Distributions to Shareholders:
From net investment income	—		(0.02)		(0.11)	(0.06)		(0.02)	—
Net Asset Value, End of Period	$21.65		$20.53		$16.91	$13.45		$22.28	$18.98
Total return (g)	5.46	%(h)(i)	21.55	%(i)	26.66%	(39.45	)%(i)	17.48%	6.09	%(i)
Ratios to Average Net Assets/ Supplemental Data:
Net expenses before interest expense (j)	1.00	%(k)	0.96%		0.93%	0.95%		0.99%	1.01%
Interest expense	—	%(k)(l)	—	%(l)	—	—		—	—
Net expenses (j)	1.00	%(k)	0.96%		0.93%	0.95%		0.99%	1.01%
Waiver/Reimbursement	0.11	%(k)	—	%(m)	—	0.01%		—	0.15%
Net investment income (j)	0.14	%(k)	0.06%		0.52%	0.50%		0.51%	0.21%
Portfolio turnover rate	36	%(h)	88%		62%	70%		53%	54%
Net assets, end of period (000s)	$334,844		$345,175		$2,188,367	$1,260,278		$1,333,860	$519,349

(a)  On May 2, 2011, Columbia Marsico Growth Fund, Variable Series was renamed Columbia Variable Portfolio – Marsico Growth Fund.

(b)  On May 2, 2011, the Fund's Class A shares were renamed Class 1 shares.

(c)  On May 1, 2006, Nations Marsico Growth Portfolio was renamed Columbia Marsico Growth Fund, Variable Series.

(d)  On October 2, 2006, the Fund's Share class was renamed Class A shares.

(e)  Per share data was calculated using the average shares outstanding during the period.

(f)  The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) on investments due to the timing of purchases and redemptions of Fund shares in relation to fluctuating market values of the investments of the Fund.

(g)  Total return at net asset value assuming all distributions reinvested.

(h)  Not annualized.

(i)  Had the Investment Manager and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(j)  The benefits derived from custody credits had an impact of less than 0.01% except for the year ended December 31, 2006 which had an impact of 0.05%.

(k)  Annualized.

(l)  Rounds to less than 0.01%.

(m)  The adviser reimbursed interest expense which had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

9

Financial Highlights

Columbia Variable Portfolio – Marsico Growth Fund—Class 2 Shares

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended June 30,		Year Ended December 31,						Period Ended December 31,
	2011(a)(b)		2010		2009	2008		2007	2006(c)(d)
Net Asset Value, Beginning of Period	$20.52		$16.93		$13.43	$22.24		$18.98	$17.76
Income from Investment Operations:
Net investment income (loss) (e)	(0.01)		(0.03)		0.04	0.05		0.08	0.01
Net realized and unrealized gain (loss) on investments and foreign currency	1.11		3.63	(f)	3.49	(8.85)		3.18	1.21
Total from investment operations	1.10		3.60		3.53	(8.80)		3.26	1.22
Less Distributions to Shareholders:
From net investment income	—		(0.01)		(0.03)	(0.01)		—	—
Net Asset Value, End of Period	$21.62		$20.52		$16.93	$13.43		$22.24	$18.98
Total return (g)	5.36	%(h)(i)	21.26	%(i)	26.32%	(39.59	)%(i)	17.18%	6.87	%(h)(i)
Ratios to Average Net Assets/ Supplemental Data:
Net expenses before interest expense (j)	1.25	%(k)	1.21%		1.18%	1.20%		1.24%	1.26	%(k)
Interest expense	—	%(k)(l)	—	%(l)	—	—		—	—
Net expenses (j)	1.25	%(k)	1.21%		1.18%	1.20%		1.24%	1.26	%(k)
Waiver/Reimbursement	0.12	%(k)	—	%(m)	—	0.01%		—	—	%(k)(l)
Net investment income (loss) (j)	(0.10	)%(k)	(0.16)%		0.27%	0.26%		0.39%	0.46	%(k)
Portfolio turnover rate	36	%(h)	88%		62%	70%		53%	54	%(h)
Net assets, end of period (000s)	$33,405		$30,444		$24,380	$11,726		$8,043	$11

(a)  On May 2, 2011, Columbia Marsico Growth Fund, Variable Series was renamed Columbia Variable Portfolio – Marsico Growth Fund.

(b)  On May 2, 2011, the Fund's Class B shares were renamed Class 2 shares.

(c)  On May 1, 2006, Nations Marsico Growth Portfolio was renamed Columbia Marsico Growth Fund, Variable Series.

(d)  Class B shares commenced operations on October 2, 2006.

(e)  Per share data was calculated using the average shares outstanding during the period.

(f)  The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) on investments due to the timing of purchases and redemptions of Fund shares in relation to fluctuating market values of the investments of the Fund.

(g)  Total return at net asset value assuming all distributions reinvested.

(h)  Not annualized.

(i)  Had the Investment Manager and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(j)  The benefits derived from custody credits had an impact of less than 0.01% except for the period ended December 31, 2006 which had an impact of 0.18%.

(k)  Annualized.

(l)  Rounds to less than 0.01%.

(m)  The adviser reimbursed interest expense which had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

10

Notes to Financial Statements

Columbia Variable Portfolio – Marsico Growth Fund / June 30, 2011 (Unaudited)

Note 1. Organization

Columbia Variable Portfolio – Marsico Growth Fund (the Fund), formerly Columbia Marsico Growth Fund, Variable Series, a series of Columbia Funds Variable Insurance Trust I (the "Trust''), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. On May 2, 2011, Columbia Marsico Growth Fund, Variable Series was renamed Columbia Variable Portfolio – Marsico Growth Fund.

Investment Objective—The Fund seeks long-term growth of capital.

Fund Shares—The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1 and Class 2 shares to separate accounts funding variable annuity contracts and/or variable life insurance policies issued by affiliated and unaffiliated life insurance companies as well as qualified pension and retirement plans and other qualified institutional investors (collectively, Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You invest by participating in a qualified plan or buying a contract and making allocations to the Fund. All share classes have identical voting, dividend and liquidation rights. Each share class has its own expense structure. On May 2, 2011, Class A and Class B shares of the Fund were renamed Class 1 and Class 2 shares, respectively.

Note 2. Summary of Significant Accounting Policies

Use of Estimates—The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation—Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and asked prices on such exchanges or markets.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par upon reaching 60 days to maturity. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade. If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (NYSE). The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Occasionally, events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund's net asset value. If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

Foreign Currency Transactions and Translations—The values of all assets and liabilities quoted in foreign currencies are translated into U.S. dollars at that day's exchange rates. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

11

Notes to Financial Statements (continued)

Columbia Variable Portfolio – Marsico Growth Fund / June 30, 2011 (Unaudited)

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments on the Statement of Operations.

Repurchase Agreements—The Fund may engage in repurchase agreement transactions with institutions that the Investment Manager has determined are creditworthy. The Fund, through the custodian, receives delivery of the underlying securities collateralizing a repurchase agreement. The Investment Manager is responsible for determining that the collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays in or restrictions on the Fund's ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Security Transactions—Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition—Interest income is recorded on the accrual basis.

Corporate actions and dividend income are recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.

Expenses—General expenses of the Trust are allocated to the Fund and other series of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to a specific class of shares are charged to that share class. Expenses directly attributable to the Fund are charged to the Fund.

Determination of Class Net Asset Value—All income, expenses (other than class-specific expenses which are charged directly to a share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status—The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, because the Fund's sole shareholders are Qualified Investors, the Fund expects not to be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Foreign Taxes—The Fund may be subject to foreign taxes on income and/or gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, at rates ranging from approximately 10% to 15%. The Fund accrues for such foreign taxes on net realized and unrealized gains at the appropriate rate for each jurisdiction.

Distributions to Shareholders—Distributions from net investment income, if any, are declared and paid at least annually. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP. All dividends and distributions are reinvested in additional shares of the applicable class of the Fund at net asset value as of the ex-date of the distribution.

Indemnifications—Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

Note 3. Federal Tax Information

The tax character of distributions paid during the year ended December 31, 2010 was as follows:

Distributions paid from:
Ordinary Income*	$1,696,232

*  For tax purposes short-term capital gain distributions, if any, are considered ordinary income distributions.

Unrealized appreciation and depreciation at June 30, 2011, based on cost of investments for federal income tax purposes were:

Unrealized appreciation	$107,710,421
Unrealized depreciation	(2,605,284)
Net unrealized appreciation	$105,105,137

12

Notes to Financial Statements (continued)

Columbia Variable Portfolio – Marsico Growth Fund / June 30, 2011 (Unaudited)

The following capital loss carryforwards, determined as of December 31, 2010, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Capital Loss Carryforward
2017	$93,763,222

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). The Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 4. Fees and Compensation Paid to Affiliates

Investment Management Fee—Under an Investment Management Services Agreement (IMSA), Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), is responsible for the management of the Fund. Day-to-day portfolio management of the Fund is provided by the Fund's subadviser, Marsico Capital Management, LLC (Marsico). See Subadvisory Agreement note below. The annual management fee is equal to a percentage of the Fund's average net assets that declines from 0.74% to 0.55% as the Fund's net assets increase.

To the extent that the Fund is not benefitting from a separate contractual expense limitation arrangement, the Investment Manager has contractually agreed to waive a portion of its management fees through April 30, 2012. The waiver amount is equal to a percentage of the Fund's pro-rata portion of the combined average daily net assets of the Fund and certain other affiliated funds (collectively, combined average daily net assets) at a rate that increases from 0.00% to 0.10% as the combined daily net assets increase. For purposes of the calculation, combined average daily net assets are the aggregate assets in the following Columbia Funds: (i) Columbia Variable Portfolio – Marsico 21st Century Fund (formerly Columbia Marsico 21st Century Fund, Variable Series); (ii) Columbia Variable Portfolio – Marsico Focused Equities Fund (formerly Columbia Marsico Focused Equities Fund, Variable Series); (iii) Columbia Variable Portfolio – Marsico Growth Fund (formerly Columbia Marsico Growth Fund, Variable Series); (iv) Columbia Marsico 21st Century Fund; (v) Columbia Marsico Focused Equities Fund; (vi) Columbia Marsico Growth Fund; and (vii) any future Columbia U.S. equity fund sub-advised by Marsico which Columbia and Marsico mutually agree in writing.

The annualized effective management fee rate, net of any fee waivers, for the six month period ended June 30, 2011, was 0.74% of the Fund's average daily net assets.

Subadvisory Agreement—The Investment Manager has a Subadvisory Agreement with Marsico to subadvise the assets of the Fund. The Investment Manager contracts with and compensates Marsico to manage the investments of the Fund's assets.

Administration Fee—Under an Administrative Services Agreement, the Investment Manager serves as the Fund Administrator. The Fund pays the Fund Administrator an annual fee for administration and accounting services equal to 0.23% of the Fund's average daily net assets less the fees payable by the Fund as described under the Pricing and Bookkeeping Fees note below.

The annualized effective administration fee rate for the six month period ended June 30, 2011, was 0.23% of the Fund's average daily net assets.

Pricing and Bookkeeping Fees—The Fund entered into a Financial Reporting Services Agreement (the Financial Reporting Services Agreement) with State Street Bank and Trust Company (State Street) and the Investment Manager pursuant to which State Street provides financial reporting services to the Fund. The Fund also entered into an Accounting Services Agreement (collectively with the Financial Reporting Services Agreement, the State Street Agreements) with State Street and the Investment Manager pursuant to which State Street provides accounting services to the Fund. Under the State Street Agreements, the Fund pays State Street an annual fee of $38,000 paid monthly plus an additional monthly fee based on an annualized percentage rate of average daily net assets of the Fund for the month. The aggregate fee will not exceed $140,000 per year (exclusive of out-of-pocket expenses and charges). The Fund also reimburses State Street for certain out-of-pocket expenses and charges. Effective July 11, 2011, these services are provided under the Administrative Services Agreement discussed above and the Fund no longer pays State Street a fee for pricing and bookkeeping services.

Transfer Agent Fee—Under a Transfer Agency Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

13

Notes to Financial Statements (continued)

Columbia Variable Portfolio – Marsico Growth Fund / June 30, 2011 (Unaudited)

The Transfer Agent receives monthly account-based service fees based on the number of open accounts and is reimbursed by the Fund for the fees and expenses the Transfer Agent pays to financial intermediaries that maintain omnibus accounts with the Fund that is a percentage of the average aggregate value of the Fund's shares maintained in each such omnibus account (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., which are paid a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of pocket fees). The Transfer Agent also receives compensation from fees for various shareholder services and reimbursements for certain out-of -pocket expenses.

For the six month period ended June 30, 2011, the Fund's annualized effective transfer agent fee rate for each class was 0.06% of the Fund's average daily net assets.

Distribution Fee—The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Pursuant to Rule 12b-1 under the 1940 Act, the Board of Trustees has approved, and the Fund has adopted a distribution plan (the Plan) for Class 2 shares. The Plan requires the payment of a monthly distribution fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class 2 shares of the Fund. The distribution fee is calculated daily and is intended to compensate the Distributor for selling shares of the Fund.

Fee Waivers and Expense Reimbursements—Effective May 1, 2011, the Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), through April 30, 2012, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, do not exceed the following annual rates as a percentage of each class' average daily net assets:

Class 1	0.91%
Class 2	1.16

Under the agreement, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in other affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Fund's Board of Trustees. This agreement may be modified or amended only with approval from all parties.

Prior to May 1, 2011, the Investment Manager voluntarily agreed to reimburse a portion of the Fund's expenses (excluding certain expenses, such as any distribution fees, brokerage commissions, interest, taxes, and extraordinary expenses, if any) so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, did not exceed 1.05% of the Fund's average daily net assets on an annualized basis.

Fees Paid to Officers and Trustees—All officers of the Fund are employees of the Investment Manager or its affiliates and, with the exception of the Fund's Chief Compliance Officer, receive no compensation from the Fund. The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund, along with other affiliated funds, pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Fund's expenses for the Chief Compliance Officer will not exceed $15,000 per year.

Trustees are compensated for their services to the Fund, as set forth on the Statement of Operations. The Trust's eligible Trustees may participate in a non-qualified deferred compensation plan which may be terminated at any time. Any payments to plan participants are paid solely out of the Fund's assets. Income earned on the plan participant's deferral account is based on the rate of return of the eligible mutual funds selected by the participant or, if no funds are selected, on the rate of return of Columbia Money Market Fund. Trustees' fees deferred during the current period as well as any gains or losses on the trustees' deferred compensation balances as a result of market fluctuations are included in "Trustees' fees'' on the Statement of Operations. Liabilities under the deferred compensation plan are included in "Trustees' fees'' on the Statement of Assets and Liabilities.

Note 5. Custody Credits

The Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. These credits are recorded as a reduction of total expenses on the Statement of Operations. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

14

Notes to Financial Statements (continued)

Columbia Variable Portfolio – Marsico Growth Fund / June 30, 2011 (Unaudited)

Note 6. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations, aggregated $133,840,091 and $164,718,719, respectively, for the six month period ended June 30, 2011.

Note 7. Shareholder Concentration

As of June 30, 2011, two shareholder accounts owned 72.9% of the outstanding shares of the Fund. Purchase and redemption activity of these accounts may have a significant effect on the operations of the Fund.

Note 8. Line of Credit

The Fund and other affiliated funds participate in a $100 million committed, unsecured revolving line of credit provided by State Street. The maximum amount that may be borrowed by any fund is limited to the lesser of $80 million and the fund's borrowing limit set forth in the fund's registration statement (Borrowing Limit). For the period May 16, 2011, through June 26, 2011, the collective borrowing amount of the commitment was $150 million and the maximum amount that may have been borrowed by any fund was limited to the lesser of $120 million and the fund's Borrowing Limit. For the period March 28, 2011 through May 15, 2011, the collective borrowing amount of the commitment was $225 million and the maximum amount that may have been borrowed by any fund was limited to the lesser of $200 million and the fund's Borrowing Limit. Prior to March 28, 2011, the collective borrowing amount of the commitment was $280 million. Borrowings are available for short-term liquidity or temporary or emergency purposes.

Interest is charged to each participating fund based on the fund's borrowings at a rate per annum equal to the greater of the Federal Funds Rate plus 1.25% or the overnight LIBOR Rate plus 1.25%. In addition, a commitment fee of 0.125% per annum is accrued and apportioned among the participating funds pro rata based on their relative net assets.

For the six month period ended June 30, 2011, the average daily loan balance outstanding on days where borrowing existed was $1,866,667 at a weighted average interest rate of 1.45%

Note 9. Significant Risks and Contingencies

Foreign Securities Risk—Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities. Investing in emerging markets may accentuate these risks.

Note 10. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued. Other than as noted below and in Note 4 above, there were no items requiring adjustment of the financial statements or additional disclosure.

Effective July 11, 2011, the Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A. (the Administrative Agent). The credit facility replaced the prior credit facility with State Street. The credit facility agreement, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $422.5 million. The collective borrowing amount will increase during the third quarter of 2011 to a collective borrowing amount of $500 million.

Interest is charged to each fund based on its borrowings at a rate equal to the sum of the federal funds rate plus (i) 1.25% per annum plus (ii) if one-month LIBOR exceeds the federal funds rate, the amount of such excess. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.10% per annum.

Note 11. Information Regarding Pending and Settled Legal Proceedings

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc. was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company (now known as RiverSource) mutual funds and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota (the District Court). In response to defendants' motion to dismiss the complaint, the District Court dismissed one of plaintiffs' four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants' favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals (the Eighth Circuit) on August 8, 2007. On April 8, 2009, the Eighth Circuit reversed summary judgment and remanded to the District Court for further proceedings. On August 6, 2009, defendants filed a writ of certiorari with the U.S.

15

Notes to Financial Statements (continued)

Columbia Variable Portfolio – Marsico Growth Fund / June 30, 2011 (Unaudited)

Supreme Court (the Supreme Court), asking the Supreme Court to stay the District Court proceedings while the Supreme Court considers and rules in a case captioned Jones v. Harris Associates, which involves issues of law similar to those presented in the Gallus case. On March 30, 2010, the Supreme Court issued its ruling in Jones v. Harris Associates, and on April 5, 2010, the Supreme Court vacated the Eighth Circuit's decision in the Gallus case and remanded the case to the Eighth Circuit for further consideration in light of the Supreme Court's decision in Jones v. Harris Associates. On June 4, 2010, the Eighth Circuit remanded the Gallus case to the District Court for further consideration in light of the Supreme Court's decision in Jones v. Harris Associates. On December 9, 2010, the District Court reinstated its July 9, 2007 summary judgment order in favor of the defendants. On January 10, 2011 plaintiffs files a notice of appeal with the Eight Circuit. In response to the plaintiffs' opening appellate brief filed on March 18, 2011, the defendants filed a response brief on May 4, 2011 with the Eight Circuit. The plaintiffs filed a reply brief on May 26, 2011.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the fund's Boards of Directors/Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

16

Shareholder Meeting Results

Columbia Variable Portfolio – Marsico Growth Fund

At a Joint Special Meeting of Shareholders held on February 15, 2011, shareholders of the Fund, which is a series of Columbia Funds Variable Insurance Trust I, considered the proposals described below.

Proposal 1. Shareholders of Columbia Funds Variable Insurance Trust I elected each of the nominees for trustees to the Board of Trustees of Columbia Funds Variable Insurance Trust I, each to hold office for an indefinite term, as follows:

Trustee	Votes For	Votes Withheld	Abstentions
Kathleen Blatz	71,485,386	2,938,366	0
Edward J. Boudreau, Jr.	71,384,264	3,039,488	0
Pamela G. Carlton	71,399,332	3,024,420	0
William P. Carmichael	71,396,543	3,027,209	0
Patricia M. Flynn	71,511,966	2,911,785	0
William A. Hawkins	71,348,265	3,075,486	0
R. Glenn Hilliard	71,402,460	3,021,291	0
Stephen R. Lewis, Jr.	71,384,183	3,039,568	0
John F. Maher	71,324,791	3,098,960	0
John J. Nagorniak	71,382,284	3,041,467	0
Catherine James Paglia	71,467,015	2,956,737	0
Leroy C. Richie	71,297,560	3,126,191	0
Anthony M. Santomero	71,360,740	3,063,011	0
Minor M. Shaw	71,182,599	3,241,152	0
Alison Taunton-Rigby	71,355,684	3,068,067	0
William F. Truscott	71,313,088	3,110,663	0

Proposal 2. Shareholders of Columbia Funds Variable Insurance Trust I approved a proposed amendment to the Declaration of Trust of Columbia Funds Variable Insurance Trust I, which increased the maximum permissible number of trustees of the trust, as follows:

Votes For	Votes Against	Abstentions	Broker Non-Votes
67,910,789	3,560,355	2,952,607	0

17

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Important Information About This Report

A description of the policies and procedures that Columbia Variable Portfolio – Marsico Growth Fund uses to determine how to vote proxies relating to its portfolio securities and a copy of the fund's voting records are available (i) at www.columbiamanagement.com, (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 1-800-368-0346. Information regarding how the fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC's website. Information regarding how the fund voted proxies relating to portfolio securities is also available from the fund's website, www.columbiamanagement.com.

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Columbia Management Investment Advisers, LLC serves as the investment adviser to the series of Columbia Funds Variable Insurance Trust and Columbia Funds Variable Insurance Trust I. Columbia Wanger Asset Management serves as the investment adviser to the series of Wanger Advisors Trust.

The series of Columbia Funds Variable Insurance Trust, Columbia Funds Variable Insurance Trust I and Wanger Advisors Trust (collectively the "Variable Funds") are available only through variable annuity contracts and/or variable life insurance policies issued by participating insurance companies, qualified pension and retirement plans or other eligible investors or, with respect to the series of Wanger Advisors Trust, certain eligible retirement plans. The Variable Funds are not offered to the public. Not all Variable Funds and classes are available in all contracts, policies or plans. Please contact your financial advisor or insurance representative for more information.

Please carefully consider the investment objectives, risks, charges and expenses of any Variable Fund and its related variable contract before investing. For Variable Fund and variable contract prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectuses carefully before you invest.

Columbia Variable Portfolio – Marsico Growth Fund
P.O. Box 8081 Boston, MA 02266-8081

C-1550 A (08/11)

This report must be accompanied or preceeded by the Fund's current prospectus. Columbia Management mutual funds are distributed by Columbia Management Investment Distributors, Inc.

©2011 Columbia Management Investment Advisers, LLC. All rights reserved.

Columbia Variable Portfolio – Marsico International Opportunities Fund

Semiannual Report for the Period Ended June 30, 2011

Not FDIC insured • No bank guarantee • May lose value

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

Performance Information

Columbia Variable Portfolio – Marsico International Opportunities Fund / June 30, 2011

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your insurance company.

Performance results reflect any fee waivers or reimbursements of fund expenses by the Investment Manager and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any.

Performance results reflect all fund expenses, but do not include any fees and expenses imposed under your variable annuity or life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.

Average annual total return as of June 30, 2011 (%)

	(cumulative) 6-month	1-year	5-year	10-year
Class 2 (03/27/98)	-0.44	29.21	2.14	7.35
MSCI EAFE Index (Net)	4.98	30.36	1.48	5.66

Inception date of share class is in parentheses.

Net asset value per share ($)	12/31/10	06/30/11
Class 2	15.98	15.91

The Morgan Stanley Capital International Europe, Australasia, Far East (MSCI EAFE) Index (Net) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. & Canada. As of May 30, 2011, the MSCI EAFE Index consisted of the following 22 developed market country indices: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the fund may not match those in an index.

1

Understanding Your Expenses

Columbia Variable Portfolio – Marsico International Opportunities Fund / June 30, 2011

As a Variable Portfolio fund shareholder, you incur ongoing costs, which generally include investment advisory fees, distribution (Rule 12b-1) fees for Class 2 shares and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class of the fund during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "Hypothetical" column for each share class assumes that the return each year is 5% before expenses and is calculated based on the fund's actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this period.

Estimating your actual expenses by share class

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

1. Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2. In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "Actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

01/01/11 – 06/30/11	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 2	1,000.00	1,000.00	995.60	1,017.60	7.17	7.25	1.45

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

Had the Investment Manager and/or any of its affiliates not waived fees or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the share class of the fund. As a shareholder of the fund, you do not incur any transaction costs, such as sales charges, redemption fees or exchange fees. Expenses paid during the period do not include any insurance charges imposed by your insurance company's separate accounts.

The hypothetical examples provided are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds whose shareholders may incur transaction costs.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees, that may be incurred by shareholders of other funds. Expenses paid during the period do not include any insurance charges imposed by your insurance company's separate accounts.

2

Investment Portfolio

Columbia Variable Portfolio – Marsico International Opportunities Fund / June 30, 2011 (Unaudited)

	Shares	Value
COMMON STOCKS—98.0%
Consumer Discretionary—18.5%
Automobiles—3.0%
Honda Motor Co., Ltd.	157,300	$6,060,284
Distributors—2.3%
Li & Fung Ltd.	2,316,000	4,628,963
Diversified Consumer Services—0.6%
Anhanguera Educacional Participacoes SA	61,900	1,317,604
Hotels, Restaurants & Leisure—2.8%
Arcos Dorados Holdings, Inc., Class A	74,377	1,568,611
Genting Singapore PLC (a)	2,603,000	4,103,964
		5,672,575
Media—2.2%
Imax Corp. (a)	32,759	1,062,375
Publicis Groupe SA	40,653	2,266,740
Reed Elsevier PLC	132,788	1,206,249
		4,535,364
Specialty Retail—3.5%
Inditex SA	47,177	4,299,118
Yamada Denki Co., Ltd.	33,920	2,763,785
		7,062,903
Textiles, Apparel & Luxury Goods—4.1%
Adidas AG	27,199	2,157,511
Swatch Group AG	12,081	6,089,715
		8,247,226
Consumer Staples—4.9%
Beverages—2.7%
Anheuser-Busch InBev NV	52,508	3,045,778
Pernod-Ricard SA	23,495	2,315,824
		5,361,602
Food Products—2.2%
Nestle SA, Registered Shares	72,355	4,496,639
Energy—8.6%
Oil, Gas & Consumable Fuels—8.6%
CNOOC Ltd.	978,200	2,309,109
OGX Petroleo e Gas Participacoes SA (a)	879,800	8,224,959
Pacific Rubiales Energy Corp.	162,033	4,342,945
Tullow Oil PLC	131,366	2,614,366
		17,491,379
Financials—19.6%
Capital Markets—2.1%
Julius Baer Group Ltd. (a)	100,661	4,158,141
Commercial Banks—7.9%
Barclays PLC	1,035,850	4,263,452
Commerzbank AG (a)	950,900	4,094,094
ICICI Bank Ltd., ADR	67,932	3,349,048
Standard Chartered PLC	163,683	4,303,078
		16,009,672

	Shares	Value
Diversified Financial Services—4.8%
Citigroup, Inc.	109,690	$4,567,492
Criteria Caixacorp SA	324,032	2,261,604
Hong Kong Exchanges & Clearing Ltd.	140,403	2,958,257
		9,787,353
Real Estate Management & Development—4.8%
BR Malls Participacoes SA	252,400	2,886,835
Hang Lung Properties Ltd.	712,000	2,936,670
Sumitomo Realty & Development Co., Ltd.	175,000	3,911,184
		9,734,689
Health Care—4.3%
Pharmaceuticals—4.3%
Novo-Nordisk A/S, Class B	36,269	4,551,783
Roche Holding AG, Genusschein Shares	25,276	4,229,953
		8,781,736
Industrials—15.2%
Aerospace & Defense—1.3%
Rolls-Royce Holdings PLC (a)	251,555	2,604,081
Electrical Equipment—4.7%
Schneider Electric SA	33,228	5,550,978
Sensata Technologies Holding N.V. (a)	104,142	3,920,946
		9,471,924
Industrial Conglomerates—1.5%
Siemens AG, Registered Shares	22,085	3,032,915
Machinery—3.2%
FANUC Ltd.	21,700	3,628,739
Komatsu Ltd.	95,600	2,984,930
		6,613,669
Professional Services—0.2%
Experian PLC	26,215	333,855
Road & Rail—2.5%
Canadian National Railway Co.	63,152	5,045,845
Trading Companies & Distributors—1.8%
Marubeni Corp.	562,000	3,734,944
Information Technology—14.9%
Computers & Peripherals—1.0%
Toshiba Corp.	400,000	2,108,938
Internet Software & Services—5.8%
Baidu, Inc., ADR (a)	16,021	2,245,023
DeNA Co., Ltd.	63,000	2,709,407
MercadoLibre, Inc.	29,370	2,330,216
Sina Corp. (a)	21,286	2,215,872
Youku.com, Inc., ADR (a)	66,439	2,282,180
		11,782,698

See Accompanying Notes to Financial Statements.

3

Investment Portfolio (continued)

Columbia Variable Portfolio – Marsico International Opportunities Fund / June 30, 2011 (Unaudited)

	Shares	Value
Office Electronics—2.1%
Canon, Inc.	87,000	$4,138,267
Semiconductors & Semiconductor Equipment—6.0%
ARM Holdings PLC	314,937	2,972,095
ASML Holding NV	142,601	5,252,537
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	313,503	3,953,273
		12,177,905
Materials—8.2%
Chemicals—5.6%
BASF SE	55,995	5,486,761
LyondellBasell Industries NV, Class A	103,716	3,995,140
Novozymes A/S, Class B	11,868	1,931,313
		11,413,214
Metals & Mining—2.6%
ThyssenKrupp AG	40,702	2,115,125
Xstrata PLC	145,464	3,201,939
		5,317,064
Telecommunication Services—3.8%
Diversified Telecommunication Services—2.1%
China Unicom Ltd.	2,094,000	4,256,275
Wireless Telecommunication Services—1.7%
Millicom International Cellular SA	33,468	3,473,141
Total Common Stocks (cost of $166,167,551)		198,850,865
	Units
RIGHTS—0.0%
Financials—0.0%
Commercial Banks—0.0%
Criteria Caixacorp SA Expires 07/15/11	324,032	24,435
Total Rights (cost of $24,435)		24,435
	Par
SHORT-TERM OBLIGATION—3.0%
Repurchase agreement with Fixed Income Clearing Corp., dated 06/30/11, due 07/01/11 at 0.010%, collateralized by a U.S. Government Agency obligation maturing 08/18/17, market value $6,086,881 (repurchase proceeds $5,967,002)	$5,967,000	5,967,000
Total Short-Term Obligation (cost of $5,967,000)		5,967,000
Total Investments—101.0% (cost of $172,158,986) (b)		204,842,300
Other Assets & Liabilities, Net—(1.0)%		(2,021,049)
Net Assets—100.0%		$202,821,251

Notes to Investment Portfolio:

(a)  Non-income producing security.

(b)  Cost for federal income tax purposes is $172,158,986.

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

  • Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

  • Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

  • Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy. Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Fund evaluates and determines whether those closing prices reflect fair value at the close of the New York Stock Exchange (NYSE) or require adjustment, as described in Note 2 to the financial statements Security Valuation.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

See Accompanying Notes to Financial Statements.

4

Investment Portfolio (continued)

Columbia Variable Portfolio – Marsico International Opportunities Fund / June 30, 2011 (Unaudited)

The following table is a summary of the inputs used to value the Fund's investments as of June 30, 2011:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Consumer Discretionary	$3,948,589	$33,576,330	$—	$37,524,919
Consumer Staples	—	9,858,241	—	9,858,241
Energy	12,567,904	4,923,475	—	17,491,379
Financials	10,803,375	28,886,480	—	39,689,855
Health Care	—	8,781,736	—	8,781,736
Industrials	8,966,791	21,870,442	—	30,837,233
Information Technology	13,026,564	17,181,244	—	30,207,808
Materials	3,995,140	12,735,138	—	16,730,278
Telecommunication Services	3,473,142	4,256,274	—	7,729,416
Total Common Stocks	56,781,505	142,069,360	—	198,850,865
Total Rights	—	24,435	—	24,435
Total Short-Term Obligation	—	5,967,000	—	5,967,000
Total Investments	56,781,505	148,060,795	—	204,842,300
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts	—	6,894	—	6,894
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts	—	(1,049,300)	—	(1,049,300)
Total	$56,781,505	$147,018,389	$—	$203,799,894

The Fund's assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through its correlation to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purpose of fair market valuation. The models utilized by the third party statistical pricing service take into account a security's correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

Certain short-term obligations may be valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.

The following table shows transfers between Level 1 and Level 2 of the fair value hierarchy during the period January 1, 2011 to June 30, 2011:

Transfers In		Transfers Out
Level 1	Level 2	Level 1	Level 2
$14,015,730	$—	$—	$14,015,730

Financial assets were transferred from Level 2 to Level 1 as it was determined that the application of factors received from third party statistical services were no longer necessary to reflect the fair value of these securities as of period end.

Forward foreign currency exchange contracts outstanding on June 30, 2011 are:

Foreign Exchange Rate Risk

Counterparty	Forward Foreign Currency Exchange Contracts to Buy	Value	Aggregate Face Value	Settlement Date	Unrealized Appreciation
State Street Bank and Trust Company	JPY	$1,845,996	$1,839,102	07/08/11	$6,894
Counterparty	Forward Foreign Currency Exchange Contracts to Sell	Value	Aggregate Face Value	Settlement Date	Unrealized Depreciation
State Street Bank and Trust Company	JPY	$19,186,404	$18,137,104	07/08/11	$(1,049,300)

The Fund was invested in the following countries at June 30, 2011:

Summary of Securities By Country	Value	% of Total Investments
Japan	$32,040,479	15.6
United Kingdom	25,603,081	12.5
Switzerland	18,974,447	9.3
Hong Kong	17,089,274	8.4
Germany	16,886,406	8.3
United States*	14,385,282	7.0
Netherlands	13,168,623	6.4
Brazil	12,429,398	6.1
Canada	10,451,164	5.1
France	10,133,542	4.9
Spain	6,585,156	3.2
Denmark	6,483,096	3.2
China	4,460,895	2.2
Taiwan	3,953,273	1.9
Luxembourg	3,473,142	1.7
India	3,349,048	1.6
Belgium	3,045,778	1.5
Argentina	2,330,216	1.1
	$204,842,300	100.0

*Includes short-term obligation.

Certain securities are listed by country of underlying exposure but may trade predominantly on another exchange.

Acronym	Name
ADR	American Depositary Receipt

JPY	Japanese Yen

See Accompanying Notes to Financial Statements.

5

Statement of Assets and Liabilities

Columbia Variable Portfolio – Marsico International Opportunities Fund / June 30, 2011 (Unaudited)

Assets
Investments, at cost	$172,158,986
Investments, at value	$204,842,300
Cash	64,054
Foreign currency (cost of $315,523)	317,515
Unrealized appreciation on forward foreign currency exchange contracts	6,894
Receivable for:
Investments sold	1,186,901
Fund shares sold	30,766
Dividends	254,519
Interest	2
Foreign tax reclaims	89,645
Expense reimbursement due from Investment Manager	9,156
Total Assets	206,801,752
Liabilities
Unrealized depreciation on forward foreign currency exchange contracts	1,049,300
Payable for:
Investments purchased	2,410,106
Fund shares repurchased	171,824
Investment advisory fee	134,264
Administration fee	36,089
Pricing and bookkeeping fees	672
Transfer agent fee	9,432
Trustees' fees	53,597
Custody fee	31,295
Distribution fees	39,659
Chief compliance officer expenses	22
Other liabilities	44,241
Total Liabilities	3,980,501
Net Assets	$202,821,251
Net Assets Consist of
Paid-in capital	$256,231,688
Accumulated net investment loss	(256,576)
Accumulated net realized loss	(84,796,507)
Net unrealized appreciation (depreciation) on:
Investments	32,683,314
Foreign currency translations and forward foreign currency exchange contracts	(1,040,668)
Net Assets	$202,821,251
Class 2
Shares of capital stock outstanding	12,747,143
Net asset value per share	$15.91

See Accompanying Notes to Financial Statements.

6

Statement of Operations

Columbia Variable Portfolio – Marsico International Opportunities Fund
For the Six Months Ended June 30, 2011 (Unaudited)

Investment Income
Dividends	$2,470,726
Interest	991
Foreign taxes withheld	(261,739)
Total Investment Income	2,209,978
Expenses
Investment advisory fee	849,103
Administration fee	233,503
Distribution fees	265,345
Transfer agent fee	63,683
Pricing and bookkeeping fees	2,080
Trustees' fees	16,860
Custody fee	91,284
Chief compliance officer expenses	300
Other expenses	68,027
Total Expenses	1,590,185
Fees waived or expenses reimbursed by Investment Manager	(50,925)
Custody earning credits	(2)
Net Expenses	1,539,258
Net Investment Income	670,720
Net Realized and Unrealized Gain (Loss) on Investments, Foreign Currency and Forward Foreign Currency Exchange Contracts
Net realized gain (loss) on:
Investments	19,433,931
Foreign currency transactions and forward foreign currency exchange contracts	(93,063)
Net realized gain	19,340,868
Net change in unrealized appreciation (depreciation) on:
Investments	(19,804,509)
Foreign currency translations and forward foreign currency exchange contracts	(1,063,260)
Net change in unrealized appreciation (depreciation)	(20,867,769)
Net Loss	(1,526,901)
Net Decrease Resulting from Operations	$(856,181)

See Accompanying Notes to Financial Statements.

7

Statement of Changes in Net Assets

Columbia Variable Portfolio – Marsico International Opportunities Fund

Increase (Decrease) in Net Assets	(Unaudited) Six Months Ended June 30, 2011	Year Ended December 31, 2010
Operations
Net investment income	$670,720	$845,960
Net realized gain on investments, foreign currency transactions and forward foreign currency exchange contracts	19,340,868	21,147,230
Net change in unrealized appreciation (depreciation) on investments, foreign currency translations and forward foreign currency exchange contracts	(20,867,769)	4,486,394
Net increase (decrease) resulting from operations	(856,181)	26,479,584
Distributions to Shareholders
From net investment income	—	(1,446,374)
Net Capital Stock Transactions	(19,422,354)	(37,060,864)
Total decrease in net assets	(20,278,535)	(12,027,654)
Net Assets
Beginning of period	223,099,786	235,127,440
End of period	$202,821,251	$223,099,786
Accumulated net investment loss/Overdistributed net investment income at end of period	$(256,576)	$(927,296)
Capital Stock Activity

	(Unaudited) Six Months Ended June 30, 2011		Year Ended December 31, 2010
	Shares	Dollars	Shares	Dollars
Class 2
Subscriptions	196,252	$3,107,682	945,784	$13,411,024
Distributions reinvested	—	—	104,101	1,446,374
Redemptions	(1,406,446)	(22,530,036)	(3,705,963)	(51,918,262)
Net decrease	(1,210,194)	(19,422,354)	(2,656,078)	(37,060,864)

See Accompanying Notes to Financial Statements.

8

Financial Highlights

Columbia Variable Portfolio – Marsico International Opportunities Fund—Class 2 Shares

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended June 30,		Year Ended December 31,
	2011(a)(b)		2010		2009	2008	2007		2006(c)(d)
Net Asset Value, Beginning of Period	$15.98		$14.15		$10.45	$25.23	$21.95		$18.44
Income from Investment Operations:
Net investment income (e)	0.05		0.06		0.05	0.17 (f)	0.27	(g)	0.05
Net realized and unrealized gain (loss) on investments, foreign currency and forward foreign currency exchange contracts	(0.12)		1.87		3.88	(10.88)	3.97		4.14
Total from investment operations	(0.07)		1.93		3.93	(10.71)	4.24		4.19
Less Distributions to Shareholders:
From net investment income	—		(0.10)		(0.23)	(0.25)	(0.02)		(0.06)
From net realized gains	—		—		—	(3.82)	(0.94)		(0.62)
Total distributions to shareholders	—		(0.10)		(0.23)	(4.07)	(0.96)		(0.68)
Net Asset Value, End of Period	$15.91		$15.98		$14.15	$10.45	$25.23		$21.95
Total return (h)	(0.44	)%(i)(j)	13.73	%(i)	37.95%	(48.49)%	19.68%		23.22%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses before interest expense (k)	1.45	%(l)	1.45%		1.44%	1.39%	1.39%		1.37%
Interest expense	—		—		—	—	—	%(m)	—
Net expenses (k)	1.45	%(l)	1.45%		1.44%	1.39%	1.39%		1.37%
Waiver/Reimbursement	0.05	%(l)	0.02%		—	—	—		—
Net investment income (k)	0.63	%(l)	0.39%		0.42%	0.98%	1.15%		0.27%
Portfolio turnover rate	52	%(j)	112%		113%	132%	133%		102%
Net assets, end of period (000s)	$202,821		$223,100		$235,127	$198,529	$386,452		$399,607

(a)  On May 2, 2011, Columbia Marsico International Opportunities Fund, Variable Series was renamed Columbia Variable Portfolio – Marsico International Opportunities Fund.

(b)  On May 2, 2011, the Fund's Class B shares were renamed Class 2 shares.

(c)  On May 1, 2006, Nations Marsico International Opportunities Portfolio was renamed Columbia Marsico International Opportunities Fund, Variable Series.

(d)  On October 2, 2006, the Fund's Share class was renamed Class B shares.

(e)  Per share data was calculated using the average shares outstanding during the period.

(f)  Net investment income per share reflects special dividends. The effect of these dividends amounted to $0.07 per share.

(g)  Net investment income per share reflects special dividends. The effect of these dividends amounted to $0.08 per share.

(h)  Total return at net asset value assuming all distributions reinvested.

(i)  Had the Investment Manager and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(j)  Not annualized.

(k)  The benefits derived from custody credits had an impact of less than 0.01%.

(l)  Annualized.

(m)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

9

Notes to Financial Statements

Columbia Variable Portfolio – Marsico International Opportunities Fund / June 30, 2011 (Unaudited)

Note 1. Organization

Columbia Variable Portfolio – Marsico International Opportunities Fund (the Fund), formerly Columbia Marsico International Opportunities Fund, Variable Series, a series of Columbia Funds Variable Insurance Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. On May 2, 2011, Columbia Marsico International Opportunities Fund, Variable Series was renamed Columbia Variable Portfolio – Marsico International Opportunities Fund.

Investment Objective—The Fund seeks long-term growth of capital.

Fund Shares—The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 2 shares to separate accounts funding variable annuity contracts and/or variable life insurance policies issued by affiliated and unaffiliated life insurance companies as well as qualified pension and retirement plans and other qualified institutional investors (collectively, Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You invest by participating in a qualified plan or buying a contract and making allocations to the Fund. All share classes have identical voting, dividend and liquidation rights. Each share class has its own expense structure. On May 2, 2011, Class B shares of the Fund were renamed Class 2 shares.

Note 2. Summary of Significant Accounting Policies

Use of Estimates—The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation—Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and asked prices on such exchanges or markets.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par upon reaching 60 days to maturity. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade. If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (NYSE). The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Occasionally, events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund's net asset value. If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

The Fund may use a systematic fair valuation model provided by an independent third party to value securities principally traded in foreign markets. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

Foreign Currency Transactions and Translations—The values of all assets and liabilities quoted in foreign

10

Notes to Financial Statements (continued)

Columbia Variable Portfolio – Marsico International Opportunities Fund / June 30, 2011 (Unaudited)

currencies are translated into U.S. dollars at that day's exchange rates. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments on the Statement of Operations.

Derivative Instruments—The Fund may use derivative instruments including forward foreign currency exchange contracts in order to meet its investment objectives. The Fund employs strategies in differing combinations to permit it to increase, decrease or change the level of exposure to market risk factors. The achievement of any strategy relating to derivatives depends on an analysis of various risk factors, and if the strategies for the use of derivatives do not work as intended, the Fund may not achieve its investment objectives.

In pursuit of its investment objectives, the Fund is exposed to the following market risks among others:

Foreign Exchange Rate Risk: Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign-currency-denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

The following provides more detailed information about the derivative type held by the Fund:

Forward Foreign Currency Exchange Contracts—The Fund entered into forward foreign currency exchange contracts to shift its foreign currency exposure back to U.S. dollars.

Forward foreign currency exchange contracts are agreements to exchange one currency for another at a future date at a specified price. These contracts are used to minimize the exposure to foreign exchange rate fluctuations during the period between the trade and settlement dates of the contract. Contracts to buy generally are used to acquire exposure to foreign currencies, while contracts to sell are generally used to reduce the exposure to foreign exchange rate fluctuations. Forward foreign currency exchange contracts are valued daily at the current exchange rate of the underlying currency, resulting in unrealized gains (losses) which become realized at the time the forward foreign currency exchange contracts are closed or mature. Realized and unrealized gains (losses) arising from such transactions are included in net realized and unrealized gains (losses) on foreign currency transactions. The use of forward foreign currency exchange contracts does not eliminate fluctuations in the prices of the Fund's portfolio securities. While the maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened, exposure is typically limited to the change in value of the contract (in U.S. dollars) over the period it remains open. The Fund could also be exposed to risk that counterparties of the contracts may be unable to fulfill the terms of the contracts.

During the six month period ended June 30, 2011 the Fund entered into 5 forward foreign currency exchange contracts.

The following table is a summary of the value of the Fund's derivative instruments as of June 30, 2011:

Fair Value of Derivative Instruments
Assets		Liabilities
Statement of Assets and Liabilities	Fair Value	Statement of Assets and Liabilities	Fair Value
Unrealized appreciation		Unrealized depreciation
on forward foreign		on forward foreign
currency exchange		currency exchange
contracts	$6,894	contracts	$1,049,300

The effect of derivative instruments on the Fund's Statement of Operations for the six month period ended June 30, 2011:

	Amount of Realized Gain or (Loss) and Change in Unrealized Appreciation or (Depreciation) on Derivatives
	Risk Exposure	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
Forward foreign currency exchange contracts	Foreign
	Exchange
	Rate Risk	$5,423	$(1,042,406)

11

Notes to Financial Statements (continued)

Columbia Variable Portfolio – Marsico International Opportunities Fund / June 30, 2011 (Unaudited)

Repurchase Agreements—The Fund may engage in repurchase agreement transactions with institutions that the Investment Manager has determined are creditworthy. The Fund, through the custodian, receives delivery of the underlying securities collateralizing a repurchase agreement. The Investment Manager is responsible for determining that the collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays in or restrictions on the Fund's ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Security Transactions—Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition—Interest income is recorded on the accrual basis. Market premium and discount are amortized and accreted, respectively, on all debt securities, unless otherwise noted. Original issue discount is accreted to interest income over the life of the security with a corresponding increase in the cost basis, if any.

Corporate actions and dividend income are recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.

The Fund receives information regarding the character of distributions received from real estate investment trusts (REITs) on an annual basis. Distributions received from REITs are allocated among dividend income, capital gain and return of capital based upon such information or based on management's estimates if actual information has not yet been reported. Management's estimates are subsequently adjusted when the actual character of the distributions are disclosed by the REITs which could result in a proportionate increase in returns of capital to shareholders.

Expenses—General expenses of the Trust are allocated to the Fund and other series of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund.

Federal Income Tax Status—The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, because the Fund's sole shareholders are Qualified Investors, the Fund expects not to be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Foreign Tax—The Fund may be subject to foreign taxes on income and/or gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, at rates ranging from approximately 10% to 15%. The Fund accrues for such foreign taxes on net realized and unrealized gains at the appropriate rate for each jurisdiction.

Distributions to Shareholders—Distributions from net investment income, if any, are declared and paid at least annually. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP. All dividends and distributions are reinvested in additional Class 2 shares of the Fund at net asset value as of the ex-date of the distribution.

Indemnifications—Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

Note 3. Federal Tax Information

The tax character of distributions paid during the year ended December 31, 2010 was as follows:

Distributions paid from:
Ordinary Income*	$1,446,374

* For tax purposes short-term capital gains distributions, if any, are considered ordinary income distributions.

Unrealized appreciation and depreciation at June 30, 2011, based on cost of investments for federal income tax purposes were:

Unrealized appreciation	$39,219,089
Unrealized depreciation	(6,535,775)
Net unrealized appreciation	$32,683,314

12

Notes to Financial Statements (continued)

Columbia Variable Portfolio – Marsico International Opportunities Fund / June 30, 2011 (Unaudited)

The following capital loss carryforwards, determined as of December 31, 2010, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Capital Loss Carryforwards
2016	$52,081,553
2017	48,193,080
$100,274,633

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). The Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 4. Fees and Compensation Paid to Affiliates

Investment Management Fee—Under an Investment Management Services Agreement (IMSA), Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), is responsible for the management of the Fund. Day-to-day portfolio management of the Fund is provided by the Fund's subadviser, Marsico Capital Management, LLC (Marsico). See Subadvisory Agreement note below. The annual management fee is equal to 0.80% of the Fund's average net assets.

To the extent that the Fund is not benefitting from a separate contractual expense limitation arrangement, the Investment Manager has contractually agreed to waive a portion of its management fees through April 30, 2012. The waiver amount is equal to a percentage of the Fund's pro-rata portion of the combined average daily net assets of the Fund and certain other affiliated funds (collectively, combined average daily net assets) at a rate that increases from 0.00% to 0.10% as the combined daily net assets increase. For purposes of the calculation, combined average daily net assets are the aggregate assets in the following Columbia Funds: (i) Columbia Variable Portfolio – Marsico International Opportunities Fund (formerly Columbia Marsico International Opportunities Fund, Variable Series); (ii) Columbia Marsico International Opportunities Fund; (iii) Columbia Multi-Advisor International Equity Fund; and (vii) any future Columbia international equity fund sub-advised by Marsico which Columbia and Marsico mutually agree in writing.

The annualized effective management fee rate, net of any fee waivers, for the six month period ended June 30, 2011, was 0.80% of the Fund's average daily net assets.

Subadvisory Agreement—The Investment Manager has a Subadvisory Agreement with Marsico to subadvise the assets of the Fund. The Investment Manager contracts with and compensates Marsico to manage the investments of the Fund's assets.

Administration Fee—Under an Administrative Services Agreement, the Investment Manager serves as the Fund Administrator. The Fund pays the Fund Administrator an annual fee for administration and accounting services equal to 0.22% of the Fund's average daily net assets less the fees payable by the Fund as described under the Pricing and Bookkeeping Fees note below.

The annualized effective administration fee rate for the six month period ended June 30, 2011, was 0.22% of the Fund's average daily net assets.

Pricing and Bookkeeping Fees—The Fund entered into a Financial Reporting Services Agreement (the Financial Reporting Services Agreement) with State Street Bank and Trust Company (State Street) and the Investment Manager pursuant to which State Street provides financial reporting services to the Fund. The Fund also entered into an Accounting Services Agreement (collectively with the Financial Reporting Services Agreement, the State Street Agreements) with State Street and the Investment Manager pursuant to which State Street provides accounting services to the Fund. Under the State Street Agreements, the Fund pays State Street an annual fee of $38,000 paid monthly plus an additional monthly fee based on an annualized percentage rate of average daily net assets of the Fund for the month. The aggregate fee will not exceed $140,000 per year (exclusive of out-of-pocket expenses and charges). The Fund also reimburses State Street for certain out-of-pocket expenses and charges. Effective July 11, 2011, these services are provided under the Administrative Services Agreement discussed above and the Fund no longer pays State Street a fee for pricing and bookkeeping services.

Transfer Agent Fee—Under a Transfer Agency Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

The Transfer Agent receives monthly account-based service fees based on the number of open accounts and is reimbursed by the Fund for the fees and expenses the Transfer Agent pays to financial intermediaries that maintain omnibus accounts with the Fund that is a percentage of the average aggregate value of the Fund's shares maintained in each such omnibus account (other than omnibus accounts for which American Enterprise Investment Services Inc. is

13

Notes to Financial Statements (continued)

Columbia Variable Portfolio – Marsico International Opportunities Fund / June 30, 2011 (Unaudited)

the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., which are paid a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of pocket fees). The Transfer Agent also receives compensation from fees for various shareholder services and reimbursements for certain out-of-pocket expenses.

For the six month period ended June 30, 2011, the Fund's annualized effective transfer agent fee rate for was 0.06% of the Fund's average daily net assets.

Distribution Fee—The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Pursuant to Rule 12b-1 under the 1940 Act, the Board of Trustees has approved, and the Fund has adopted a distribution plan (the Plan) for Class 2 shares. The Plan requires the payment of a monthly distribution fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class 2 shares of the Fund. The distribution fee is calculated daily and is intended to compensate the Distributor for selling shares of the Fund.

Fee Waivers and Expense Reimbursements—Effective May 1, 2011, the Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), through April 30, 2012, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, do not exceed the annual rate of 1.45% of the Fund's average daily net assets attributable to Class 2 shares.

Under the agreement, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in other affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Fund's Board of Trustees. This agreement may be modified or amended only with approval from all parties.

Prior to May 1, 2011, the Investment Manager voluntarily agreed to reimburse a portion of the Fund's expenses (excluding certain expenses, such as any distribution fees, brokerage commissions, interest, taxes, and extraordinary expenses, if any) so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, did not exceed 1.20% of the Fund's average daily net assets on an annualized basis.

Fees Paid to Officers and Trustees—All officers of the Fund are employees of the Investment Manager or its affiliates and, with the exception of the Fund's Chief Compliance Officer, receive no compensation from the Fund. The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund, along with other affiliated funds, pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Fund's expenses for the Chief Compliance Officer will not exceed $15,000 per year.

Trustees are compensated for their services to the Fund, as set forth on the Statement of Operations. The Trust's eligible Trustees may participate in a non-qualified deferred compensation plan which may be terminated at any time. Any payments to plan participants are paid solely out of the Fund's assets. Income earned on the plan participant's deferral account is based on the rate of return of the eligible mutual funds selected by the participant or, if no funds are selected, on the rate of return of Columbia Money Market Fund. Trustees' fees deferred during the current period as well as any gains or losses on the trustees' deferred compensation balances as a result of market fluctuations are included in "Trustees' fees" on the Statement of Operations. Liabilities under the deferred compensation plan are included in "Trustees' fees" on the Statement of Assets and Liabilities.

Note 5. Custody Credits

The Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. These credits are recorded as a reduction of total expenses on the Statement of Operations. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

Note 6. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations, aggregated $110,664,382 and $132,726,324, respectively, for the six month period ended June 30, 2011.

14

Notes to Financial Statements (continued)

Columbia Variable Portfolio – Marsico International Opportunities Fund / June 30, 2011 (Unaudited)

Note 7. Shareholder Concentration

As of June 30, 2011, two shareholder accounts owned 69.0% of the outstanding shares of the Fund. Purchase and redemption activity of these accounts may have a significant effect on the operations of the Fund.

Note 8. Line of Credit

The Fund and other affiliated funds participate in a $100 million committed, unsecured revolving line of credit provided by State Street. The maximum amount that may be borrowed by any fund is limited to the lesser of $80 million and the fund's borrowing limit set forth in the fund's registration statement (Borrowing Limit). For the period May 16, 2011, through June 26, 2011, the collective borrowing amount of the commitment was $150 million and the maximum amount that may have been borrowed by any fund was limited to the lesser of $120 million and the fund's Borrowing Limit. For the period March 28, 2011 through May 15, 2011, the collective borrowing amount of the commitment was $225 million and the maximum amount that may have been borrowed by any fund was limited to the lesser of $200 million and the fund's Borrowing Limit. Prior to March 28, 2011, the collective borrowing amount of the commitment was $280 million. Borrowings are available for short-term liquidity or temporary or emergency purposes.

Interest is charged to each participating fund based on the fund's borrowings at a rate per annum equal to the greater of the Federal Funds Rate plus 1.25% or the overnight LIBOR Rate plus 1.25%. In addition, a commitment fee of 0.125% per annum is accrued and apportioned among the participating funds pro rata based on their relative net assets.

For the six month period ended June 30, 2011, the Fund did not borrow under these arrangements.

Note 9. Significant Risks and Contingencies

Foreign Securities Risk—Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities. Investing in emerging markets may accentuate these risks.

Note 10. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued. Other than as noted below and in Note 4 above, there were no items requiring adjustment of the financial statements or additional disclosure.

Effective July 11, 2011, the Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A. (the Administrative Agent). The credit facility replaced the prior credit facility with State Street. The credit facility agreement, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $422.5 million. The collective borrowing amount will increase during the third quarter of 2011 to a collective borrowing amount of $500 million.

Interest is charged to each fund based on its borrowings at a rate equal to the sum of the federal funds rate plus (i) 1.25% per annum plus (ii) if one-month LIBOR exceeds the federal funds rate, the amount of such excess. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.10% per annum.

Note 11. Information Regarding Pending and Settled Legal Proceedings

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc. was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company (now known as RiverSource) mutual funds and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota (the District Court). In response to defendants' motion to dismiss the complaint, the District Court dismissed one of plaintiffs' four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants' favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals (the Eighth Circuit) on August 8, 2007. On April 8, 2009, the Eighth Circuit reversed summary judgment and remanded to the District Court for further proceedings. On August 6, 2009, defendants filed a writ of certiorari with the U.S. Supreme Court (the Supreme Court), asking the Supreme Court to stay the District Court proceedings while the Supreme Court considers and rules in a case captioned Jones v. Harris Associates, which involves issues of law similar to those presented in the Gallus case. On March 30, 2010, the Supreme Court issued its ruling in Jones v. Harris Associates, and on April 5, 2010, the Supreme Court vacated the Eighth

15

Notes to Financial Statements (continued)

Columbia Variable Portfolio – Marsico International Opportunities Fund / June 30, 2011 (Unaudited)

Circuit's decision in the Gallus case and remanded the case to the Eighth Circuit for further consideration in light of the Supreme Court's decision in Jones v. Harris Associates. On June 4, 2010, the Eighth Circuit remanded the Gallus case to the District Court for further consideration in light of the Supreme Court's decision in Jones v. Harris Associates. On December 9, 2010, the District Court reinstated its July 9, 2007 summary judgment order in favor of the defendants. On January 10, 2011 plaintiffs files a notice of appeal with the Eight Circuit. In response to the plaintiffs' opening appellate brief filed on March 18, 2011, the defendants filed a response brief on May 4, 2011 with the Eight Circuit. The plaintiffs filed a reply brief on May 26, 2011.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the fund's Boards of Directors/Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

16

Shareholder Meeting Results

Columbia Variable Portfolio – Marsico International Opportunities Fund

At a Joint Special Meeting of Shareholders held on February 15, 2011, shareholders of the Fund, which is a series of Columbia Funds Variable Insurance Trust I, considered the proposals described below.

Proposal 1. Shareholders of Columbia Funds Variable Insurance Trust I elected each of the nominees for trustees to the Board of Trustees of Columbia Funds Variable Insurance Trust I, each to hold office for an indefinite term, as follows:

Trustee	Votes For	Votes Withheld	Abstentions
Kathleen Blatz	71,485,386	2,938,366	0
Edward J. Boudreau, Jr.	71,384,264	3,039,488	0
Pamela G. Carlton	71,399,332	3,024,420	0
William P. Carmichael	71,396,543	3,027,209	0
Patricia M. Flynn	71,511,966	2,911,785	0
William A. Hawkins	71,348,265	3,075,486	0
R. Glenn Hilliard	71,402,460	3,021,291	0
Stephen R. Lewis, Jr.	71,384,183	3,039,568	0
John F. Maher	71,324,791	3,098,960	0
John J. Nagorniak	71,382,284	3,041,467	0
Catherine James Paglia	71,467,015	2,956,737	0
Leroy C. Richie	71,297,560	3,126,191	0
Anthony M. Santomero	71,360,740	3,063,011	0
Minor M. Shaw	71,182,599	3,241,152	0
Alison Taunton-Rigby	71,355,684	3,068,067	0
William F. Truscott	71,313,088	3,110,663	0

Proposal 2. Shareholders of Columbia Funds Variable Insurance Trust I approved a proposed amendment to the Declaration of Trust of Columbia Funds Variable Insurance Trust I, which increased the maximum permissible number of trustees of the trust, as follows:

Votes For	Votes Against	Abstentions	Broker Non-Votes
67,910,789	3,560,355	2,952,607	0

17

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Important Information About This Report

A description of the policies and procedures that Columbia Variable Portfolio – Marsico International Opportunities Fund uses to determine how to vote proxies relating to its portfolio securities and a copy of the fund's voting records are available (i) at www.columbiamanagement.com, (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 1-800-368-0346. Information regarding how the fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC's website. Information regarding how the fund voted proxies relating to portfolio securities is also available from the fund's website, www.columbiamanagement.com.

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Columbia Management Investment Advisers, LLC serves as the investment adviser to the series of Columbia Funds Variable Insurance Trust and Columbia Funds Variable Insurance Trust I. Columbia Wanger Asset Management serves as the investment adviser to the series of Wanger Advisors Trust.

The series of Columbia Funds Variable Insurance Trust, Columbia Funds Variable Insurance Trust I and Wanger Advisors Trust (collectively the "Variable Funds") are available only through variable annuity contracts and/or variable life insurance policies issued by participating insurance companies, qualified pension and retirement plans or other eligible investors or, with respect to the series of Wanger Advisors Trust, certain eligible retirement plans. The Variable Funds are not offered to the public. Not all Variable Funds and classes are available in all contracts, policies or plans. Please contact your financial advisor or insurance representative for more information.

Please carefully consider the investment objectives, risks, charges and expenses of any Variable Fund and its related variable contract before investing. For Variable Fund and variable contract prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectuses carefully before you invest.

Columbia Variable Portfolio – Marsico International Opportunities Fund
P.O. Box 8081 Boston, MA 02266-8081

C-1665 A (08/11)

This report must be accompanied or preceeded by the Fund's current prospectus. Columbia Management mutual funds are distributed by Columbia Management Investment Distributors, Inc.

©2011 Columbia Management Investment Advisers, LLC. All rights reserved.

Columbia Variable Portfolio – Mid Cap Growth Fund

Semiannual Report for the Period Ended June 30, 2011

Not FDIC insured • No bank guarantee • May lose value

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

Performance Information

Columbia Variable Portfolio – Mid Cap Growth Fund / June 30, 2011

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your insurance company.

Performance results reflect any fee waivers or reimbursements of fund expenses by the Investment Manager and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any.

Performance results reflect all fund expenses, but do not include any insurance charges imposed by your insurance company's separate accounts. If performance results included the effect of these additional charges, they would be lower.

Average annual total return as of June 30, 2011 (%)

	(cumulative) 6-month	1-year	5-year	10-year
Class 1 (05/01/01)	11.41	48.84	7.95	3.84
Class 2 (10/02/06)	11.40	48.46	7.66	3.69
Russell Midcap Growth Index[1]	9.59	43.25	6.28	5.52
Russell Midcap Index[2]	8.08	38.47	5.30	7.59

Inception date of share class is in parentheses.

Net asset value per share ($)	12/31/10	06/30/11
Class 1	7.89	8.79
Class 2	7.81	8.70

The returns shown for Class 2 shares (formerly Class B shares) include the returns of the fund's Class 1 shares (formerly Class A shares – the oldest existing share class) for periods prior to October 2, 2006, the date on which Class 2 shares were first offered by the Fund. The returns shown for Class 2 shares have not been restated to reflect any expense differential, such as distribution (Rule 12b-1) fees between Class 1 shares and Class 2 shares. If differences in expenses were reflected, the returns shown for Class 2 shares for the periods prior to October 2, 2006 would be lower.

1  The Russell Midcap Growth Index measures the performance of those Russell Midcap Index companies with higher price-to-book ratios and forecasted growth values. The stocks are also members of the Russell 1000 Growth Index.

2  The Russell Midcap Index measures the performance of the 800 smallest companies in the Russell 1000 Index, which represents approximately 25% of the total market capitalization or the Russell 1000 Index.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the fund may not match those in an index.

1

Understanding Your Expenses

Columbia Variable Portfolio – Mid Cap Growth Fund / June 30, 2011

As a Variable Series fund shareholder, you incur ongoing costs, which generally include investment management fees, distribution (Rule 12b-1) fees for Class 2 shares and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class of the fund during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "Hypothetical" column for each share class assumes that the return each year is 5% before expenses and is calculated based on the fund's actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this period.

Estimating your actual expenses by share class

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

1. Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2. In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "Actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

01/01/11 – 06/30/11	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	1,114.10	1,020.33	4.72	4.51	0.90
Class 2	1,000.00	1,000.00	1,114.00	1,019.04	6.08	5.81	1.15

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

Had the Investment Manager and/or any of its affiliates not waived fees or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the share class of the fund. As a shareholder of the fund, you do not incur any transaction costs, such as sales charges, redemption fees or exchange fees. Expenses paid during the period do not include any insurance charges imposed by your insurance company's separate accounts.

The hypothetical examples provided are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds whose shareholders may incur transaction costs.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees, that may be incurred by shareholders of other funds. Expenses paid during the period do not include any insurance charges imposed by your insurance company's separate accounts.

2

Portfolio of Investments – Columbia Variable Portfolio – Mid Cap Growth Fund

June 30, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value
Common Stocks 99.0%
CONSUMER DISCRETIONARY 21.3%
Auto Components 3.0%
Cooper Tire & Rubber Co.(a)	9,990	$197,702
Gentex Corp.(a)	9,970	301,393
Goodyear Tire & Rubber Co. (The)(b)	16,350	274,190
Lear Corp.	8,180	437,466
Total		1,210,751
Diversified Consumer Services 0.5%
New Oriental Education & Technology Group, ADR(b)(c)	1,740	194,393
Hotels, Restaurants & Leisure 3.6%
Ctrip.com International Ltd., ADR(a)(b)(c)	8,000	344,640
Panera Bread Co., Class A(a)(b)	2,500	314,150
Royal Caribbean Cruises Ltd.(a)(b)(c)	5,370	202,127
Starwood Hotels & Resorts Worldwide, Inc.	5,320	298,133
Wynn Resorts Ltd.	2,160	310,046
Total		1,469,096
Household Durables 1.7%
Tempur-Pedic International, Inc.(b)	10,302	698,681
Internet & Catalog Retail 1.7%
Netflix, Inc.(a)(b)	1,010	265,317
priceline.com, Inc.(b)	830	424,902
Total		690,219
Leisure Equipment & Products 0.5%
Polaris Industries, Inc.	1,833	203,774
Media 2.6%
CBS Corp., Class B Non Voting	8,850	252,136
Cinemark Holdings, Inc.(a)	12,356	255,893
Discovery Communications, Inc., Class A(b)	5,850	239,616
Lamar Advertising Co., Class A(a)(b)	5,340	146,156
Sirius XM Radio, Inc.(b)	75,440	165,214
Total		1,059,015
Multiline Retail 0.6%
Nordstrom, Inc.	5,220	245,027
Specialty Retail 2.8%
Abercrombie & Fitch Co., Class A	3,620	242,250
Dick's Sporting Goods, Inc.(b)	4,970	191,097
Tiffany & Co.(a)	4,690	368,259
TJX Companies, Inc.	6,840	359,305
Total		1,160,911
Textiles, Apparel & Luxury Goods 4.3%
Coach, Inc.	4,810	307,503
Deckers Outdoor Corp.(b)	2,680	236,215
Fossil, Inc.(b)	2,180	256,630
Lululemon Athletica, Inc.(b)	3,180	355,588
Under Armour, Inc., Class A(b)	2,630	203,325
Warnaco Group, Inc. (The)(a)(b)	7,360	384,560
Total		1,743,821
TOTAL CONSUMER DISCRECTIONARY		8,675,688

Issuer	Shares	Value
Common Stocks (continued)
CONSUMER STAPLES 4.4%
Food Products 2.1%
Green Mountain Coffee Roasters, Inc.(a)(b)	6,130	$547,164
Mead Johnson Nutrition Co.	4,370	295,193
Total		842,357
Personal Products 2.3%
Estee Lauder Companies, Inc. (The), Class A	2,280	239,833
Herbalife Ltd.(c)	12,360	712,431
Total		952,264
TOTAL CONSUMER STAPLES		1,794,621
ENERGY 8.8%
Energy Equipment & Services 3.3%
Cameron International Corp.(b)	11,400	573,306
McDermott International, Inc.(b)(c)	16,050	317,950
National Oilwell Varco, Inc.	2,550	199,436
Tidewater, Inc.	4,600	247,526
Total		1,338,218
Oil, Gas & Consumable Fuels 5.5%
Concho Resources, Inc.(b)	5,058	464,577
Consol Energy, Inc.	4,070	197,314
Continental Resources, Inc.(a)(b)	6,420	416,722
Denbury Resources, Inc.(b)	9,760	195,200
Peabody Energy Corp.	8,650	509,572
Range Resources Corp.	3,990	221,445
World Fuel Services Corp.(a)	7,140	256,540
Total		2,261,370
TOTAL ENERGY		3,599,588
FINANCIALS 7.5%
Capital Markets 2.1%
Affiliated Managers Group, Inc.(b)	5,190	526,525
T Rowe Price Group, Inc.	5,620	339,111
Total		865,636
Consumer Finance 0.8%
Discover Financial Services	11,260	301,205
Diversified Financial Services 1.8%
IntercontinentalExchange, Inc.(b)	1,820	226,972
Moody's Corp.(a)	8,000	306,800
MSCI, Inc., Class A(b)	5,580	210,255
Total		744,027
Insurance 0.6%
Marsh & McLennan Companies, Inc.	7,890	246,089
Real Estate Investment Trusts (REITs) 1.2%
Health Care REIT, Inc.	4,640	243,275
Plum Creek Timber Co., Inc.(a)	6,080	246,483
Total		489,758
Real Estate Management & Development 0.5%
Jones Lang LaSalle, Inc.	2,220	209,346
Thrifts & Mortgage Finance 0.5%
BankUnited, Inc.	7,836	207,968
TOTAL FINANCIALS		3,064,029

The Accompanying Notes to Financial Statements are an integral part of this statement.

3

Columbia Variable Portfolio – Mid Cap Growth Fund

June 30, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value
Common Stocks (continued)
HEALTH CARE 13.8%
Biotechnology 2.4%
Alexion Pharmaceuticals, Inc.(b)	6,580	$309,457
Amarin Corp. PLC, ADR(a)(b)(c)	8,290	119,956
Dendreon Corp.(b)	8,090	319,070
Human Genome Sciences, Inc.(a)(b)	9,690	237,793
Total		986,276
Health Care Equipment & Supplies 1.1%
Gen-Probe, Inc.(b)	2,550	176,333
Intuitive Surgical, Inc.(b)	740	275,361
Total		451,694
Health Care Providers & Services 5.1%
AmerisourceBergen Corp.	12,790	529,506
Brookdale Senior Living, Inc.(b)	18,580	450,565
CIGNA Corp.	8,980	461,841
Express Scripts, Inc.(a)(b)	6,610	356,808
Laboratory Corp. of America Holdings(b)	2,990	289,402
Total		2,088,122
Health Care Technology 0.9%
Cerner Corp.(a)(b)	5,640	344,661
Life Sciences Tools & Services 2.3%
ICON PLC, ADR(b)(c)	12,787	301,262
Illumina, Inc.(b)	2,410	181,111
Life Technologies Corp.(b)	8,340	434,264
Total		916,637
Pharmaceuticals 2.0%
Hospira, Inc.(b)	5,570	315,596
Watson Pharmaceuticals, Inc.(b)	7,430	510,664
Total		826,260
TOTAL HEALTH CARE		5,613,650
INDUSTRIALS 14.7%
Aerospace & Defense 0.7%
BE Aerospace, Inc.(b)	7,240	295,464
Air Freight & Logistics 2.0%
Atlas Air Worldwide Holdings, Inc.(b)	5,040	299,930
CH Robinson Worldwide, Inc.	3,900	307,476
Expeditors International of Washington, Inc.	3,834	196,263
Total		803,669
Airlines 0.6%
United Continental Holdings, Inc.(a)(b)	11,780	266,581
Commercial Services & Supplies 0.5%
Stericycle, Inc.(b)	2,240	199,629
Electrical Equipment 3.1%
AMETEK, Inc.	8,245	370,200
Regal-Beloit Corp.(a)	3,850	257,065
Rockwell Automation, Inc.	3,470	301,057
Sensata Technologies Holding NV(a)(b)(c)	9,090	342,239
Total		1,270,561
Machinery 5.4%
AGCO Corp.(b)	4,180	206,325
Chart Industries, Inc.(b)	5,190	280,156
Cummins, Inc.	7,270	752,372
Joy Global, Inc.	5,560	529,535

Issuer	Shares	Value
Common Stocks (continued)
INDUSTRIALS (cont.)
Machinery (cont.)
Navistar International Corp.(b)	3,220	$181,801
Pall Corp.	4,570	256,971
Total		2,207,160
Professional Services 0.7%
IHS, Inc., Class A(a)(b)	3,600	300,312
Road & Rail 1.0%
Kansas City Southern(b)	6,570	389,798
Trading Companies & Distributors 0.7%
Fastenal Co.(a)	7,550	271,725
TOTAL INDUSTRIALS		6,004,899
INFORMATION TECHNOLOGY 19.4%
Communications Equipment 0.6%
Acme Packet, Inc.(b)	3,350	234,936
Computers & Peripherals 1.4%
NetApp, Inc.(b)	10,900	575,302
Electronic Equipment, Instruments & Components 0.8%
Trimble Navigation Ltd.(b)	8,330	330,201
Internet Software & Services 1.4%
OpenTable, Inc.(b)	3,210	266,815
WebMD Health Corp.(b)	6,920	315,414
Total		582,229
IT Services 4.9%
Alliance Data Systems Corp.(b)	4,470	420,493
Cognizant Technology Solutions Corp., Class A(b)	3,840	281,626
Teradata Corp.(b)	12,130	730,226
VeriFone Systems, Inc.(b)	6,420	284,727
Western Union Co. (The)	13,180	263,995
Total		1,981,067
Semiconductors & Semiconductor Equipment 2.8%
Altera Corp.	6,120	283,662
ARM Holdings PLC, ADR(c)	8,123	230,937
Avago Technologies Ltd.(c)	5,920	224,960
Maxim Integrated Products, Inc.	7,670	196,045
Novellus Systems, Inc.(b)	5,820	210,335
Total		1,145,939
Software 7.5%
Citrix Systems, Inc.(b)	4,840	387,200
Concur Technologies, Inc.(a)(b)	4,510	225,816
Electronic Arts, Inc.(b)	27,210	642,156
Fortinet, Inc.(b)	14,870	405,802
Informatica Corp.(b)	3,850	224,955
Red Hat, Inc.(b)	6,730	308,907
Rovi Corp.(b)	2	115
Salesforce.com, Inc.(b)	2,810	418,634
SuccessFactors, Inc.(a)(b)	6,540	192,276
TIBCO Software, Inc.(b)	7,970	231,289
Total		3,037,150
TOTAL INFORMATION TECHNOLOGY		7,886,824

The Accompanying Notes to Financial Statements are an integral part of this statement.

4

Columbia Variable Portfolio – Mid Cap Growth Fund

June 30, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value
Common Stocks (continued)
MATERIALS 6.8%
Chemicals 3.1%
Cabot Corp.	6,530	$260,351
Celanese Corp., Series A	6,970	371,571
CF Industries Holdings, Inc.	2,860	405,176
Solutia, Inc.(b)	9,570	218,674
Total		1,255,772
Containers & Packaging 1.0%
Crown Holdings, Inc.(b)	10,430	404,893
Metals & Mining 2.7%
Agnico-Eagle Mines Ltd.(c)	5,890	371,836
Cliffs Natural Resources, Inc.	2,650	244,992
Steel Dynamics, Inc.(a)	12,280	199,550
Walter Energy, Inc.	2,700	312,660
Total		1,129,038
TOTAL MATERIALS		2,789,703
TELECOMMUNICATION SERVICES 1.5%
Wireless Telecommunication Services 1.5%
Crown Castle International Corp.(b)	5,860	239,029
MetroPCS Communications, Inc.(b)	22,400	385,504
Total		624,533
TOTAL TELECOMMUNICATION SERVICES		624,533
UTILITIES 0.8%
Electric Utilities 0.8%
ITC Holdings Corp.	4,410	316,505
TOTAL UTILITIES		316,505
Total Common Stocks (Cost: $30,003,184)		$40,370,040
Money Market Fund 1.9%
Columbia Short-Term Cash Fund, 0.166%(d)(e)	760,342	$760,342
Total Money Market Fund (Cost: $760,342)		$760,342

Issuer	Effective Yield	Par/ Principal/ Shares	Value
Investments of Cash Collateral Received for Securities on Loan 13.9%
Repurchase Agreements 13.9%
RBS Securities, Inc. dated 06/30/11, matures 07/01/11, repurchase price $5,653,669(f)	0.080%	$5,653,656	$5,653,656
Total			5,653,656
Total Investments of Cash Collateral Received for Securities on Loan (Cost: $5,653,656)			$5,653,656
Total Investments (Cost: $36,417,182)			$46,784,038
Other Assets & Liabilities, Net			(6,014,107)
Net Assets			$40,769,931

The Accompanying Notes to Financial Statements are an integral part of this statement.

5

Columbia Variable Portfolio – Mid Cap Growth Fund

June 30, 2011 (Unaudited)

Notes to Portfolio of Investments

(a)  At June 30, 2011, security was partially or fully on loan.

(b)  Non-income producing.

(c)  Represents a foreign security. At June 30, 2011, the value of foreign securities, excluding short-term securities, represented 8.25% of net assets.

(d)  The rate shown is the seven-day current annualized yield at June 30, 2011.

(e)  Investments in affiliates during the period ended June 30, 2011:

Issuer	Beginning Cost	Purchase Cost	Sales Cost/ Proceeds from Sales	Realized Gain/Loss	Ending Cost	Dividends or Interest Income	Value
Columbia Short-Term Cash Fund	$—	$6,404,179	$(5,643,837)	$—	$760,342	$308	$760,342

(f)  The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund's custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.

RBS Securities, Inc. (0.080%)

Security Description	Value
Freddie Mac Gold Pool	$5,766,755
Total Market Value of Collateral Securities	$5,766,755

At June 30, 2011, the Fund held investments in the following sectors:

Sector	% of Net Assets
Consumer Discretionary	21.3
Information Technology	19.4
Industrials	14.7
Health Care	13.8
Energy	8.8
Financials	7.5
Materials	6.8
Consumer Staples	4.4
Telecommunication Services	1.5
Utilities	0.8
99.0
Money Market Fund	1.9
Investments of Cash Collateral Received for Securities on Loan	13.9
Other Assets & Liabilities, Net	(14.8)
100.0
Abbreviation Legend

ADR  American Depositary Receipt

The Accompanying Notes to Financial Statements are an integral part of this statement.

6

Columbia Variable Portfolio – Mid Cap Growth Fund

June 30, 2011 (Unaudited)

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The Accompanying Notes to Financial Statements are an integral part of this statement.

7

Columbia Variable Portfolio – Mid Cap Growth Fund

June 30, 2011 (Unaudited)

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund's investments as of June 30, 2011:

	Fair Value at June 30, 2011
Description(a)	Level 1 Quoted Prices in Active Markets for Identical Assets(b)	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Securities
Common Stocks
Consumer Discretionary	$8,675,688	$—	$—	$8,675,688
Consumer Staples	1,794,621	—	—	1,794,621
Energy	3,599,588	—	—	3,599,588
Financials	3,064,029	—	—	3,064,029
Health Care	5,613,650	—	—	5,613,650
Industrials	6,004,899	—	—	6,004,899
Information Technology	7,886,824	—	—	7,886,824
Materials	2,789,703	—	—	2,789,703
Telecommunication Services	624,533	—	—	624,533
Utilities	316,505	—	—	316,505
Total Equity Securities	40,370,040	—	—	40,370,040
Other
Affiliated Money Market Fund(c)	760,342	—	—	760,342
Investments of Cash Collateral Received for Securities on Loan	—	5,653,656	—	5,653,656
Total Other	760,342	5,653,656	—	6,413,998
Total	$41,130,382	$5,653,656	$—	$46,784,038

(a)  See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)  There were no significant transfers between Levels 1 and 2 during the period.

(c)  Money market fund that is a sweep investment for cash balances in the Fund at June 30, 2011.

The Accompanying Notes to Financial Statements are an integral part of this statement.

8

Statement of Assets and Liabilities – Columbia Variable Portfolio – Mid Cap Growth Fund

June 30, 2011 (Unaudited)

Assets
Investments, at value*
Unaffiliated issuers (identified cost $30,003,184)	$40,370,040
Affiliated issuers (identified cost $760,342)	760,342
Investment of cash collateral received for securities on loan
Repurchase agreements (identified cost $5,653,656)	5,653,656
Total investments (identified cost $36,417,182)	46,784,038
Receivable for:
Capital shares sold	7,769
Investments sold	1,098,934
Dividends	9,426
Interest	379
Expense reimbursement due from Investment Manager	12,542
Total assets	47,913,088
Liabilities
Due upon return of securities on loan	5,653,656
Payable for:
Investments purchased	1,278,948
Capital shares purchased	26,281
Investment management fees	24,583
Distribution fees	1,456
Transfer agent fees	1,941
Compensation of board members	46,068
Administration fees	1,941
Chief compliance officer expenses	177
Other expenses	108,106
Total liabilities	7,143,157
Net assets applicable to outstanding capital stock	$40,769,931
Represented by
Paid-in capital	$31,481,700
Excess of distributions over net investment income	(104,065)
Accumulated net realized loss	(974,560)
Unrealized appreciation (depreciation) on:
Investments	10,366,856
Total — representing net assets applicable to outstanding capital stock	$40,769,931
*Value of securities on loan	$5,546,958
Net assets applicable to outstanding shares
Class 1	$33,194,278
Class 2	$7,575,653
Shares outstanding
Class 1	3,775,148
Class 2	870,691
Net asset value per share
Class 1	$8.79
Class 2	$8.70

The Accompanying Notes to Financial Statements are an integral part of this statement.

9

Statement of Operations – Columbia Variable Portfolio – Mid Cap Growth Fund

Six months ended June 30, 2011 (Unaudited)

Net investment income
Income:
Dividends	$85,143
Interest	106
Dividends from affiliates	308
Income from securities lending — net	827
Foreign taxes withheld	(438)
Total income	85,946
Expenses:
Investment management fees	125,452
Distribution fees
Class 2	3,066
Transfer agent fees
Class 1	9,641
Class 2	737
Administration fees	19,127
Compensation of board members	13,893
Custodian fees	8,248
Printing and postage fees	14,876
Professional fees	38,371
Chief compliance officer expenses	402
Other	3,853
Total expenses	237,666
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(79,294)
Total net expenses	158,372
Net investment loss	(72,426)
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	4,394,439
Foreign currency transactions	(237)
Forward foreign currency exchange contracts	(506)
Net realized gain	4,393,696
Net change in unrealized appreciation (depreciation) on:
Investments	(1,128,258)
Net change in unrealized depreciation	(1,128,258)
Net realized and unrealized gain	3,265,438
Net increase in net assets resulting from operations	$3,193,012

The Accompanying Notes to Financial Statements are an integral part of this statement.

10

Statement of Changes in Net Assets – Columbia Variable Portfolio – Mid Cap Growth Fund

	Six months ended June 30, 2011 (Unaudited)	Year ended December 31, 2010
Operations
Net investment loss	$(72,426)	$(72,491)
Net realized gain	4,393,696	6,167,382
Net change in unrealized appreciation (depreciation)	(1,128,258)	1,946,993
Net increase in net assets resulting from operations	3,193,012	8,041,884
Distributions to shareholders from:
Net investment income
Class 1	—	(19,367)
Total distributions to shareholders	—	(19,367)
Increase (decrease) in net assets from share transactions	5,415,137	(8,166,794)
Total increase (decrease) in net assets	8,608,149	(144,277)
Net assets at beginning of period	32,161,782	32,306,059
Net assets at end of period	$40,769,931	$32,161,782
Excess of distributions over net investment income	$(104,065)	$(27)

	Six months ended June 30, 2011 (Unaudited)		Year ended December 31, 2010
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1 shares
Subscriptions	37,253	315,477	210,312	1,473,233
Fund merger	367,010	3,306,605	—	—
Distributions reinvested	—	—	3,191	19,367
Redemptions	(706,192)	(5,928,058)	(1,457,112)	(9,659,071)
Net decrease	(301,929)	(2,305,976)	(1,243,609)	(8,166,471)
Class 2 shares
Subscriptions	54,954	461,585	1,652	11,744
Fund merger	833,758	7,428,463	—	—
Redemptions	(19,673)	(168,935)	(1,697)	(12,067)
Net increase (decrease)	869,039	7,721,113	(45)	(323)
Total net increase (decrease)	567,110	5,415,137	(1,243,654)	(8,166,794)

The Accompanying Notes to Financial Statements are an integral part of this statement.

11

Financial Highlights – Columbia Variable Portfolio – Mid Cap Growth Fund

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total returns assume reinvestment of all dividends and distributions. Total returns do not reflect payment of sales charges, if any, and are not annualized for periods of less than one year.

	Six months ended June 30, 2011		Year ended December 31,
	(Unaudited)(a)		2010		2009		2008		2007		2006(b)
Class 1
Per share data
Net asset value, beginning of period	$7.89		$6.07		$4.22		$8.69		$8.86		$7.92
Income from investment operations:
Net investment income (loss)	(0.02)		(0.02)		0.00	(c)	(0.01)		(0.02)		0.01
Net realized and unrealized gain (loss) on investments	0.92		1.84		1.85		(3.42)		1.73		1.35
Total from investment operations	0.90		1.82		1.85		(3.43)		1.71		1.36
Less distributions to shareholders from:
Net investment income	—		(0.00	)(c)	—		—		(0.01)		—
Net realized gains	—		—		—		(1.04)		(1.87)		(0.42)
Total distributions to shareholders	—		(0.00	)(c)	—		(1.04)		(1.88)		(0.42)
Net asset value, end of period	$8.79		$7.89		$6.07		$4.22		$8.69		$8.86
Total return	11.41%		30.08%		43.84%		(44.28%)		19.88%		17.69%
Ratios to average net assets
Expenses prior to fees waived or expenses reimbursed	1.36	%(d)	1.45%		1.61%		1.25%		1.14%		1.22%
Net expenses after fees waived or expenses reimbursed(e)	0.90	%(d)	0.90	%(f)	0.93	%(f)	1.00	%(f)	1.00	%(f)	1.00	%(f)
Net investment income (loss)	(0.41	%)(d)	(0.24	%)(f)	0.05	%(f)	(0.16	%)(f)	(0.18	%)(f)	0.11	%(f)
Supplemental data
Net assets, end of period (in thousands)	$33,194		$32,149		$32,296		$27,524		$62,581		$64,189
Portfolio turnover	65%		130%		171%		136%		157%		176%

See Accompanying Notes to Financial Highlights.

The Accompanying Notes to Financial Statements are an integral part of this statement.

12

Financial Highlights (continued) – Columbia Variable Portfolio – Mid Cap Growth Fund

	Six months ended June 30, 2011		Year ended December 31,
	(Unaudited)(g)		2010		2009		2008		2007		2006(h)
Class 2
Per share data
Net asset value, beginning of period	$7.81		$6.02		$4.19		$8.67		$8.85		$8.24
Income from investment operations:
Net investment income (loss)	(0.02)		(0.03)		(0.01)		(0.03)		(0.04)		0.01
Net realized and unrealized gain (loss) on investments	0.91		1.82		1.84		(3.41)		1.73		0.60
Total from investment operations	0.89		1.79		1.83		(3.44)		1.69		0.61
Less distributions to shareholders from:
Net realized gains	—		—		—		(1.04)		(1.87)		—
Total distributions to shareholders	—		—		—		(1.04)		(1.87)		—
Net asset value, end of period	$8.70		$7.81		$6.02		$4.19		$8.67		$8.85
Total return	11.40%		29.73%		43.68%		(44.52%)		19.63%		7.40%
Ratios to average net assets
Expenses prior to fees waived or expenses reimbursed	1.52	%(d)	1.70%		1.86%		1.50%		1.39%		1.29	%(d)
Net expenses after fees waived or expenses reimbursed(e)	1.15	%(d)	1.15	%(i)	1.18	%(i)	1.25	%(i)	1.25	%(i)	1.25	%(d)(i)
Net investment income (loss)	(0.53	%)(d)	(0.47	%)(i)	(0.17	%)(i)	(0.38	%)(i)	(0.46	%)(i)	0.52	%(d)(i)
Supplemental data
Net assets, end of period (in thousands)	$7,576		$13		$10		$7		$13		$11
Portfolio turnover	65%		130%		171%		136%		157%		176%
Notes to Financial Highlights

(a)  Effective May 2, 2011, Class A shares were renamed Class 1 shares.

(b)  Prior to October 2, 2006, Class 1 was an unnamed class of shares.

(c)  Rounds to less than $0.01.

(d)  Annualized.

(e)  The Investment Manager and its affiliates agreed to waive/reimburse certain fees and expenses.

(f)  The benefits derived from custody credits had an impact of less than 0.01%.

(g)  Effective May 2, 2011, Class B shares were renamed Class 2 shares.

(h)  For the period from October 2, 2006 (commencement of operations) to December 31, 2006.

(i)  The benefits derived from custody credits had an impact of less than 0.01% except for the period ended December 31, 2006 which had an impact of 0.13%.

The Accompanying Notes to Financial Statements are an integral part of this statement.

13

Notes to Financial Statements

Columbia Variable Portfolio – Mid Cap Growth Fund / June 30, 2011 (Unaudited)

Note 1. Organization

Columbia Variable Portfolio – Mid Cap Growth Fund (the Fund), formerly known as Columbia Mid Cap Growth Fund, Variable Series, a series of Columbia Funds Variable Insurance Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. On May 2, 2011, Columbia Mid Cap Growth Fund, Variable Series was renamed Columbia Variable Portfolio – Mid Cap Growth Fund.

Fund Shares—The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1 and Class 2 shares to separate accounts funding variable annuity contracts and/or variable life insurance policies issued by affiliated and unaffiliated life insurance companies as well as qualified pension and retirement plans and other qualified institutional investors (collectively, Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You invest by participating in a qualified plan or buying a contract and making allocations to the Fund. All share classes have identical voting, dividend and liquidation rights. Each share class has its own expense structure. On May 2, 2011, Class A and Class B shares of the Fund were renamed as Class 1 and Class 2 shares, respectively.

Note 2. Summary of Significant Accounting Policies

Use of Estimates—The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation—All equity securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and asked prices on such exchanges or markets.

Debt securities generally are valued by pricing services approved by the Board of Trustees (the Board) based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If any foreign share prices are not readily available as a result of limited share activity the securities are valued at the mean of the latest quoted bid and asked prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. However, many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to the policy adopted by the Board, including utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Investments in other open-end investment companies, including money market funds, are valued at net asset value.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par upon reaching 60 days to maturity. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows

14

Notes to Financial Statements (continued)

Columbia Variable Portfolio – Mid Cap Growth Fund / June 30, 2011 (Unaudited)

and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

Foreign Currency Transactions and Translation—The values of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at that day's exchange rates. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Forward Foreign Currency Exchange Contracts—Forward foreign currency exchange contracts are agreements between two parties to buy and sell a currency at a set price on a future date. These contracts are intended to be used to minimize the exposure to foreign exchange rate fluctuations during the period between the trade and settlement dates of the contract. The Fund utilized forward foreign currency exchange contracts in connection with the settlement of purchases and sales of securities, to hedge the currency exposure associated with some or all of the Fund's securities, to shift foreign currency exposure back to U.S. dollars, to shift investment exposure from one currency to another, and to shift U.S. dollar exposure to achieve a representative weighted mix of major currencies in its benchmark, and/or to recover an underweight country exposure in its portfolio.

The values of forward foreign currency exchange contracts fluctuate with changes in foreign currency exchange rates. The Fund will record a realized gain or loss when the forward foreign currency exchange contract is closed.

The use of forward foreign currency exchange contracts does not eliminate fluctuations in the prices of the Fund's portfolio securities. The risks of forward foreign currency exchange contracts include movement in the values of the foreign currencies relative to the U.S. dollar (or other foreign currencies) and the possibility that counterparties will not complete their contractual obligations, which may be in excess of the amount reflected, if any, in the Statement of Assets and Liabilities.

Effects of Derivative Transactions in the Financial Statements—The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; the impact of derivative transactions on the Fund's operations over the period including realized gains or losses and unrealized gains or losses. The derivative schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.

Effective of Derivative Instruments in the Statement of Operations for the six months ended June 30, 2011:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Risk Exposure Category	Forward Foreign Currency Exchange Contracts
Foreign exchange contracts	$(506)
Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Risk Exposure Category	Forward Foreign Currency Exchange Contracts
Foreign exchange contracts	$—

Volume of Derivative Instruments for the six months ended June 30, 2011

Contracts Opened
Forward foreign currency exchange contracts	9

Repurchase Agreements—The Fund may engage in repurchase agreement transactions with institutions that management has determined are creditworthy. The Fund, through the custodian, receives delivery of the underlying securities collateralizing a repurchase agreement. Management is responsible for determining that the collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays in or restrictions on a Fund's ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Security Transactions—Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition—Corporate actions and dividend income are recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.

Interest income is recorded on the accrual basis.

15

Notes to Financial Statements (continued)

Columbia Variable Portfolio – Mid Cap Growth Fund / June 30, 2011 (Unaudited)

The Fund receives information regarding the character of distributions received from real estate investment trusts (REITs) on an annual basis. Distributions received from REITs are allocated among dividend income, capital gain and return of capital based upon such information or based on management's estimates if actual information has not yet been reported. Management's estimates are subsequently adjusted when the actual character of the distributions are disclosed by the REITs which could result in a proportionate increase in returns of capital to shareholders.

Expenses—General expenses of the Trust are allocated to the Funds and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value—All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status—The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, because the Fund's sole shareholders are Qualified Investors, the Fund expects not to be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Foreign Taxes—The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on net realized and unrealized gains at the appropriate rate for each jurisdiction.

Distributions to Shareholders—Distributions from net investment income are declared and paid annually. Net realized capital gains, if any, are distributed along with the income dividend. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP. All dividends and distributions are reinvested in additional shares of the applicable class of the Fund at net asset value as of the ex-date of the distribution.

Guarantees and Indemnifications—Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees—Under an Investment Management Services Agreement (IMSA), Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), determines which securities will be purchased, held or sold. In September 2010, the Board approved an amended IMSA that includes an annual management fee rate that declines from 0.76% to 0.62% as the Fund's net assets increase. The amended IMSA was approved by the Fund's shareholders at a meeting held on February 15, 2011. The amended IMSA became effective on March 1, 2011. Prior to March 1, 2011, the annual management fee was equal to 0.65% of the Fund's average daily net assets. The annualized effective management fee for the six months ended June 30, 2011 was 0.73% of the Fund's average daily net assets.

Administration Fees—Under an Administrative Services Agreement, the Investment Manager serves as the Fund Administrator. In September 2010, the Board approved an amended Administrative Services Agreement that includes an annual fee for administration and accounting services equal to a percentage of the Fund's average daily net assets that declines from 0.06% to 0.03% as the Fund's net assets increase. The amended Administrative Services Agreement became effective on March 1, 2011. Prior to March 1, 2011, the Fund Administrator received and administration fee at the annual rate of 0.23% of the Fund's average daily net assets less the fees payable by the Fund as described under the Pricing and Bookkeeping Fees note below. The annualized effective administration fee for the six months ended June 30, 2011 was 0.11% of the Fund's average daily net assets.

Pricing and Bookkeeping Fees—Prior to March 28, 2011, the Fund had entered into a Financial Reporting Services Agreement (the Financial Reporting Services Agreement) with State Street Bank and Trust Company (State Street) and the Investment Manager pursuant to which

16

Notes to Financial Statements (continued)

Columbia Variable Portfolio – Mid Cap Growth Fund / June 30, 2011 (Unaudited)

State Street provided financial reporting services to the Fund. The Fund also entered into an Accounting Services Agreement (collectively with the Financial Reporting Services Agreement, the State Street Agreements) with State Street and the Investment Manager pursuant to which State Street provided accounting services to the Fund. Under the State Street Agreements, the Fund paid State Street an annual fee of $38,000 paid monthly plus an additional monthly fee based on an annualized percentage rate of average daily net assets of the Fund for the month. The aggregate fee did not exceed $140,000 per year (exclusive of out-of-pocket expenses and charges). The Fund also reimbursed State Street for certain out-of-pocket expenses and charges. Effective March 28, 2011, these services are now provided under the Administrative Services Agreement discussed above.

Compensation of Board Members—Trustees are compensated for their services to the Fund as disclosed in the Statement of Operations. The Trust's eligible Trustees may participate in a Deferred Compensation Plan (the Plan) which may be terminated at any time. Obligation of the Plan will be paid solely out of the Fund's assets. Income earned on the plan participant's deferral account is based on the rate of return of the eligible mutual funds selected by the participant or, if no funds are selected, on the rate of return of Columbia Money Market Fund. Trustees' fees deferred during the current period as well as any gains or losses on the trustees' deferred compensation balances as a result of market fluctuations are included in "Compensation of board members" in the Statement of Operations. Liabilities under the deferred compensation plan are included in "Compensation of board members" in the Statement of Assets and Liabilities.

Compensation of Chief Compliance Officer—The Board has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund, along with other affiliated funds, pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Fund's expenses for the Chief Compliance Officer will not exceed $15,000 per year.

Transfer Agent Fees—Under a Transfer Agency Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

The Transfer Agent receives monthly account-based service fees based on the number of open accounts and is reimbursed by the Fund for the fees and expenses the Transfer Agent pays to financial intermediaries that maintain omnibus accounts with the Fund that is a percentage of the average aggregate value of the Fund's shares maintained in each such omnibus account (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., which are paid a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees). The Transfer Agent also receives compensation from fees for various shareholder services and reimbursements for certain out-of-pocket expenses.

For the six months ended June 30, 2011, the Fund's transfer agent fee rates as a percentage of average daily net assets of each class were as follows:

Class 1	0.06%
Class 2	0.06

Distribution Fees—The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Fund has adopted shareholder servicing and distribution plans pursuant to Rule 12b-1 under the 1940 Act (the Plans) which require the payment of a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class 2 shares of the Fund.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates—Effective March 1, 2011, the Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), through April 30, 2012, unless sooner terminated at the sole direction of the Board, so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, do not exceed the following annual rates as a percentage of the class' average daily net assets:

Class 1	0.90%
Class 2	1.15

Under the agreement, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses

17

Notes to Financial Statements (continued)

Columbia Variable Portfolio – Mid Cap Growth Fund / June 30, 2011 (Unaudited)

and any other expenses the exclusion of which is specifically approved by the Fund's Board. This agreement may be modified or amended only with approval from all parties.

Prior to March 1, 2011, the Investment Manager voluntarily reimbursed a portion of the Fund's expenses so that the Fund's net ordinary operating expenses (excluding any distribution and service fees, brokerage commissions, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any) after giving effect to any balance credits from the Fund's custodian, did not exceed 0.90% of the Fund's average daily net assets.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund's capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

At June 30, 2011, the cost of investments for federal income tax purposes was approximately $36,417,000 and the approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$10,574,000
Unrealized depreciation	(207,000)
Net unrealized appreciation	$10,367,000

The following capital loss carryforward, determined as of December 31, 2010 may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Amount
2017	$2,540,033

Under current tax rules, certain currency and capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. As of December 31, 2010, post-October losses of $27 attributed to security transactions were deferred to January 1, 2011.

It is unlikely the Board will authorize a distribution of any net realized capital gains until the available capital loss carryforward has been offset or expires. There is no assurance that the Fund will be able to utilize all of its capital loss carryforward before it expires.

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations, aggregated to $22,106,756 and $27,429,374, respectively, for the six months ended June 30, 2011.

Note 6. Lending of Portfolio Securities

Effective March 28, 2011, the Fund has entered into a Master Securities Lending Agreement (the Agreement) with JPMorgan Chase Bank, National Association (JPMorgan). The Agreement, which replaces the previous securities lending arrangement with State Street, authorizes JPMorgan as lending agent to lend securities to authorized borrowers in order to generate additional income on behalf of the Fund. Pursuant to the Agreement, the securities loaned are secured by cash or U.S. government securities equal to at least 100% of the market value of the loaned securities. Any additional collateral required to maintain those levels due to market fluctuations of the loaned securities is delivered the following business day. Cash collateral received is invested by the lending agent on behalf of the Fund into authorized investments pursuant to the Agreement. The investments made with the cash collateral are listed in the Portfolio of Investments. The values of such investments and any uninvested cash collateral are disclosed in the Statement of Assets and Liabilities along with the related obligation to return the collateral upon the return of the securities loaned. At June 30, 2011, securities valued at $5,546,958 were on loan, secured by cash collateral of $5,653,656 partially or fully invested in short-term securities or other cash equivalents.

Risks of delay in recovery of securities or even loss of rights in the securities may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the value of the collateral received. JPMorgan will indemnify the Fund from losses resulting from a borrower's failure to return a loaned security when due. Such indemnification does not extend to losses associated with declines in the value of cash collateral investments. The Investment Manager is not responsible for any losses incurred by the Fund in connection with the securities lending program. Loans are subject to termination by the Fund or the borrower at any time, and are, therefore, not considered to be illiquid investments.

Pursuant to the Agreement, the Fund receives income for lending its securities either in the form of fees or by earning interest on invested cash collateral, net of negotiated rebates paid to borrowers and fees paid to the lending agent for services provided and any other securities lending expenses. Net

18

Notes to Financial Statements (continued)

Columbia Variable Portfolio – Mid Cap Growth Fund / June 30, 2011 (Unaudited)

income earned from securities lending for the six months ended June 30, 2011 is disclosed in the Statement of Operations. The Fund continues to earn and accrue interest and dividends on the securities loaned.

Note 7. Custody Credits

Prior to March 28, 2011, the Fund had an agreement with its custodian bank under which custody fees may have been reduced by balance credits. These credits are recorded as part of expense reductions on the Statement of Operations. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if they had not entered into such an agreement. Effective March 28, 2011, the Fund may invest its daily balance in an affiliated money market fund as detailed below.

Note 8. Affiliated Money Market Fund

Effective March 28, 2011, the Fund may invest its daily cash balances in Columbia Short-Term Cash Fund, a money market fund established for the exclusive use by the Fund and other affiliated Funds. The income earned by the Fund from such investments is included as "Dividends from affiliates" in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 9. Shareholder Concentration

At June 30, 2011, two shareholder accounts owned 81.6% of the outstanding shares of the Fund. Subscription and redemption activity of these accounts may have a significant effect on the operations of the Fund.

Note 10. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A. (the Administrative Agent), whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility became effective on March 28, 2011, replacing a prior credit facility with State Street (as discussed below). The credit facility agreement, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $422.5 million. The collective borrowing amount will increase during the third quarter of 2011 to a final collective borrowing amount of $500 million. Interest is charged to each fund based on its borrowings at a rate equal to the sum of the federal funds rate plus (i) 1.25% per annum plus (ii) if one-month LIBOR exceeds the federal funds rate, the amount of such excess. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.10% per annum.

Prior to March 28, 2011, the Fund and certain other funds managed by the Investment Manager participated in a $225 million committed, unsecured revolving credit facility provided by State Street. Interest was charged to each fund based on its borrowings at a rate equal to the greater of the (i) federal funds rate plus 1.25% per annum or (ii) the overnight LIBOR rate plus 1.25% per annum. The Fund also paid a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.125% per annum.

Note 11. Fund Merger

At the close of business on April 29, 2011, Columbia Variable Portfolio – Mid Cap Growth Fund acquired the assets and assumed the identified liabilities of Seligman Capital Portfolio. The reorganization was completed after shareholders approved the plan on February 15, 2011. The purpose of the transaction was to combine two funds managed by the Investment Manager with comparable investment objectives and strategies.

The aggregate net assets of Columbia Variable Portfolio – Mid Cap Growth Fund immediately before the acquisition were $32,326,301 and the combined net assets immediately after the acquisition were $43,061,369.

The merger was accomplished by a tax-free exchange of 565,378 shares of Seligman Capital Portfolio valued at $10,735,068 (including $2,445,717 of unrealized appreciation).

In exchange for Seligman Capital Portfolio shares, Columbia Variable Portfolio – Mid Cap Growth Fund issued the following number of shares:

Shares
Class 1	367,010
Class 2	833,758

For financial reporting purposes, net assets received and shares issued by Columbia Variable Portfolio – Mid Cap Growth Fund were recorded at fair value; however, Seligman Capital Portfolio's cost of investments was carried forward to align ongoing reporting of Columbia Variable Portfolio – Mid Cap Growth Fund's realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

The financial statements reflect the operations of Columbia Variable Portfolio – Mid Cap Growth Fund for the period prior to the merger and the combined fund for the period subsequent to the merger. Because the combined investment portfolios have been managed as a single integrated portfolio since the merger was completed, it is not practicable to separate the amounts of revenue and earnings of Seligman Capital

19

Notes to Financial Statements (continued)

Columbia Variable Portfolio – Mid Cap Growth Fund / June 30, 2011 (Unaudited)

Portfolio that have been included in the combined Fund's Statement of Operations since the merger was completed.

Assuming the merger had been completed on January 1, 2011 Columbia Variable Portfolio – Mid Cap Growth Fund's pro-forma net investment income (loss), net gain (loss) on investments, net change in unrealized appreciation (depreciation) and net increase (decrease) in net assets from operations for the six months ended June 30, 2011 would have been approximately $(0.1) million, $5 million, $(0.4) million and $4.5 million, respectively.

Note 12. Significant Risks

Foreign Securities Risk—Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities. Investing in emerging markets may accentuate these risks.

Investments in emerging market countries are subject to additional risk. The risk of foreign investments is typically increased in less developed countries. These countries are also more likely to experience high levels of inflation, deflation or currency devaluation which could hurt their economies and securities markets.

Note 13. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 14. Information Regarding Pending and Settled Legal Proceedings

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc. was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company mutual funds (branded as Columbia or RiverSource) and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota (the District Court). In response to defendants' motion to dismiss the complaint, the District Court dismissed one of plaintiffs' four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants' favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals (the Eighth Circuit) on August 8, 2007. On April 8, 2009, the Eighth Circuit reversed summary judgment and remanded to the District Court for further proceedings. On August 6, 2009, defendants filed a writ of certiorari with the U.S. Supreme Court (the Supreme Court), asking the Supreme Court to stay the District Court proceedings while the Supreme Court considers and rules in a case captioned Jones v. Harris Associates, which involves issues of law similar to those presented in the Gallus case. On March 30, 2010, the Supreme Court issued its ruling in Jones v. Harris Associates, and on April 5, 2010, the Supreme Court vacated the Eighth Circuit's decision in the Gallus case and remanded the case to the Eighth Circuit for further consideration in light of the Supreme Court's decision in Jones v. Harris Associates. On June 4, 2010, the Eighth Circuit remanded the Gallus case to the District Court for further consideration in light of the Supreme Court's decision in Jones v. Harris Associates. On December 9, 2010, the District Court reinstated its July 9, 2007 summary judgment order in favor of the defendants. On January 10, 2011, plaintiffs filed a notice of appeal with the Eighth Circuit. In response to the plaintiffs' opening appellate brief filed on March 18, 2011, the defendants filed a response brief on May 4, 2011 with the Eighth Circuit. The plaintiffs filed a reply brief on May 26, 2011.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the funds' Boards of Directors/Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in

20

Notes to Financial Statements (continued)

Columbia Variable Portfolio – Mid Cap Growth Fund / June 30, 2011 (Unaudited)

connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

21

Shareholder Meeting Results

Columbia Variable Portfolio – Mid Cap Growth Fund

At a Joint Special Meeting of Shareholders held on February 15, 2011, shareholders of the Fund, which is a series of Columbia Funds Variable Insurance Trust I, considered the proposals described below.

Proposal 1. Shareholders of Columbia Funds Variable Insurance Trust I elected each of the nominees for trustees to the Board of Trustees of Columbia Funds Variable Insurance Trust I, each to hold office for an indefinite term, as follows:

Trustee	Votes For	Votes Withheld	Abstentions
Kathleen Blatz	71,485,386	2,938,366	0
Edward J. Boudreau, Jr.	71,384,264	3,039,488	0
Pamela G. Carlton	71,399,332	3,024,420	0
William P. Carmichael	71,396,543	3,027,209	0
Patricia M. Flynn	71,511,966	2,911,785	0
William A. Hawkins	71,348,265	3,075,486	0
R. Glenn Hilliard	71,402,460	3,021,291	0
Stephen R. Lewis, Jr.	71,384,183	3,039,568	0
John F. Maher	71,324,791	3,098,960	0
John J. Nagorniak	71,382,284	3,041,467	0
Catherine James Paglia	71,467,015	2,956,737	0
Leroy C. Richie	71,297,560	3,126,191	0
Anthony M. Santomero	71,360,740	3,063,011	0
Minor M. Shaw	71,182,599	3,241,152	0
Alison Taunton-Rigby	71,355,684	3,068,067	0
William F. Truscott	71,313,088	3,110,663	0

Proposal 2. Shareholders of Columbia Funds Variable Insurance Trust I approved a proposed amendment to the Declaration of Trust of Columbia Funds Variable Insurance Trust I, which increased the maximum permissible number of trustees of the trust, as follows:

Votes For	Votes Against	Abstentions	Broker Non-Votes
67,910,789	3,560,355	2,952,607	0

Proposal 3. Shareholders of the Fund approved a proposed amendment to the Investment Management Services Agreement with Columbia Management Investment Advisers, LLC, as follows:

Votes For	Votes Against	Abstentions	Broker Non-Votes
3,651,245	306,493	199,695	0

22

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Important Information About This Report

A description of the policies and procedures that Columbia Variable Portfolio – Mid Cap Growth Fund uses to determine how to vote proxies relating to its portfolio securities and a copy of the fund's voting records are available (i) at www.columbiamanagement.com, (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 1-800-368-0346. Information regarding how the fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC's website. Information regarding how the fund voted proxies relating to portfolio securities is also available from the fund's website, www.columbiamanagement.com.

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Columbia Management Investment Advisers, LLC serves as the Investment Manager to the series of Columbia Funds Variable Insurance Trust and Columbia Funds Variable Insurance Trust I. Columbia Wanger Asset Management serves as the investment adviser to the series of Wanger Advisors Trust.

The series of Columbia Funds Variable Insurance Trust, Columbia Funds Variable Insurance Trust I and Wanger Advisors Trust (collectively the "Variable Funds") are available only through variable annuity contracts and variable life insurance policies issued by participating insurance companies or, with respect to the series of Wanger Advisors Trust, certain eligible retirement plans. The Variable Funds are not offered to the public. Not all Variable Funds and classes are available in all contracts, policies or plans. Please contact your financial advisor or insurance representative for more information.

Please carefully consider the investment objectives, risks, charges and expenses of any Variable Fund and its related variable contract before investing. For Variable Fund and variable contract prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectuses carefully before you invest.

Columbia Variable Portfolio – Mid Cap Growth Fund
P.O. Box 8081 Boston, MA 02266-8081

C-1560 A (08/11)

This report must be accompanied or preceeded by the Fund's current prospectus. Columbia Management mutual funds are distributed by Columbia Management Investment Distributors, Inc.

©2011 Columbia Management Investment Advisers, LLC. All rights reserved.

Item 2. Code of Ethics.

Not applicable for semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments

(a)          The registrant’s “Schedule I — Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 1 of this Form N-CSR.

(b)         Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a)          The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that material information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR: Not applicable for semiannual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Variable Insurance Trust I

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President

Date	August 22, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President

Date	August 22, 2011

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Chief Financial Officer

Date	August 22, 2011